UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO All Asset Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Global Bond Portfolio (Unhedged)

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Multi-Asset Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS 99.8%
PIMCO CommoditiesPLUSTM Strategy Fund (a)(b)	2,982,410	$43,394
PIMCO CommodityRealReturn Strategy Fund® (a)(b)	4,752,486	46,052
PIMCO Convertible Fund (a)(b)	2,856,072	41,070
PIMCO Developing Local Markets Fund (a)(b)	3,155,492	34,332
PIMCO Diversified Income Fund (a)(b)	3,173,134	36,491
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund (a)(b)	6,473,516	72,762
PIMCO Emerging Local Bond Fund (a)(b)	637,884	6,838
PIMCO Emerging Markets Bond Fund (a)(b)	143,947	1,596
PIMCO EqS Pathfinder FundTM (a)(b)	2,129,505	22,488
PIMCO Floating Income Fund (a)(b)	5,937,750	54,331
PIMCO Foreign Bond Fund (Unhedged) (a)(b)	573,093	6,109
PIMCO Fundamental Advantage Total Return Strategy Fund (a)(b)	23,978,781	105,747
PIMCO Fundamental IndexPLUSTM Fund (a)(b)	76,240	555
PIMCO Fundamental IndexPLUSTM TR Fund (a)(b)	633,461	3,763
PIMCO Global Advantage Strategy Bond Fund (a)(b)	1,990,962	22,458
PIMCO High Yield Fund (a)(b)	4,191,893	39,613
PIMCO High Yield Spectrum Fund (a)(b)	3,057,495	32,257
PIMCO Income Fund (a)(b)	7,345,842	83,155
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (a)(b)	349,507	2,590
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (a)(b)	379,859	2,522
PIMCO Investment Grade Corporate Bond Fund (a)(b)	4,067,654	42,995
PIMCO Long Duration Total Return Fund (a)(b)	3,688	40
PIMCO Long-Term Credit Fund (a)(b)	2,527,061	29,289
PIMCO Long-Term U.S. Government Fund (a)(b)	44,374	461
PIMCO Low Duration Fund (a)(b)	1,534	16
PIMCO Real Return Asset Fund (a)(b)	6,384,668	71,955
PIMCO Real Return Fund (a)(b)	913,779	10,499
PIMCO RealEstateRealReturn Strategy Fund (a)(b)	4,104,444	19,537
PIMCO Small Cap StocksPLUS® TR Fund (a)(b)	157,327	1,274
PIMCO StocksPLUS® Total Return Fund (a)(b)	11,191	92
PIMCO Unconstrained Bond Fund (a)(b)	4,139,956	46,243

Total Mutual Funds (Cost $804,440)		880,524

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2011	$991	991

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,015. Repurchase proceeds are $991.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	1,145	11

Total Short-Term Instruments (Cost $1,002)		1,002

Total Investments 99.9% (Cost $805,442)		$881,526
Other Assets and Liabilities (Net) 0.1%		491

Net Assets 100.0%		$882,017

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Mutual Funds	$880,524	$0	$0	$880,524
Short-Term Instruments
Repurchase Agreements	0	991	0	991
PIMCO Short-Term Floating NAV Portfolio	11	0	0	11
	$880,535	$991	$0	$881,526

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.6%
SOVEREIGN ISSUES 0.6%
Bahrain Government International Bond
5.500% due 03/31/2020		$2,300	$2,197

Total Bahrain (Cost $2,292)			2,197

BARBADOS 0.4%
CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,505

Total Barbados (Cost $1,393)			1,505

BERMUDA 1.3%
CORPORATE BONDS & NOTES 1.3%
Noble Group Ltd.
4.875% due 08/05/2015		$200	207
6.625% due 08/05/2020		300	310
6.750% due 01/29/2020		2,550	2,737
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,311

Total Bermuda (Cost $4,451)			4,565

BRAZIL 11.4%
CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	419
4.500% due 01/20/2016	EUR	800	1,124
6.000% due 01/22/2020		$1,900	2,004
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,304
Banco Votorantim S.A.
5.250% due 02/11/2016		800	826
BM&FBovespa S.A.
5.500% due 07/16/2020		500	513
Braskem Finance Ltd.
7.000% due 05/07/2020		800	870
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,912
CSN Islands XI Corp.
6.875% due 09/21/2019		2,100	2,342
CSN Resources S.A.
6.500% due 07/21/2020		2,100	2,247
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	934
7.500% due 05/04/2020		1,100	1,199
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,695
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,035
7.875% due 03/15/2019		2,100	2,474
8.375% due 12/10/2018		900	1,089
Vale Overseas Ltd.
6.875% due 11/21/2036		760	811

			22,798

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,857
6.500% due 06/10/2019		1,900	2,081
Brazil Government International Bond
6.000% due 01/17/2017		3,167	3,566
7.125% due 01/20/2037		600	712
7.875% due 03/07/2015		800	957
8.750% due 02/04/2025		300	406
8.875% due 10/14/2019		4,800	6,348
8.875% due 04/15/2024		350	478
12.500% due 01/05/2016	BRL	500	349
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		395	238
10.000% due 01/01/2017		1,000	544

			17,536

Total Brazil (Cost $38,101)			40,334

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sino-Forest Corp.
6.250% due 10/21/2017		$700	684

Total Canada (Cost $700)			684

CAYMAN ISLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$700	755
7.625% due 04/09/2019		200	240
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		181	142
0.000% due 11/30/2025		452	240
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		800	236
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	244
5.000% due 11/15/2020		1,000	974
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,700	1,800
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		202	166
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	223

Total Cayman Islands (Cost $4,927)			5,020

CHILE 1.4%
CORPORATE BONDS & NOTES 1.4%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	656
Banco Santander Chile
1.553% due 04/20/2012		1,200	1,200
3.750% due 09/22/2015		1,300	1,297
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,155
E.CL S.A.
5.625% due 01/15/2021		800	803

Total Chile (Cost $4,976)			5,111

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		$550	592

Total China (Cost $543)			592

COLOMBIA 6.1%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,935
SOVEREIGN ISSUES 5.0%
Colombia Government International Bond
2.117% due 11/16/2015		500	518
7.375% due 01/27/2017		5,200	6,162
7.375% due 03/18/2019		4,500	5,422
8.125% due 05/21/2024		300	381
8.250% due 12/22/2014		2,825	3,376
10.375% due 01/28/2033		225	339
10.750% due 01/15/2013		400	465
11.750% due 02/25/2020		400	604
12.000% due 10/22/2015	COP	457,000	313

			17,580

Total Colombia (Cost $20,241)			21,515

EGYPT 0.5%
BANK LOAN OBLIGATIONS 0.4%
Petroleum Export Ltd.
3.309% due 12/07/2012		$623	622
Petroleum Export III Ltd.
3.810% due 04/08/2013		863	860

			1,482

CORPORATE BONDS & NOTES 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011		96	96
Petroleum Export II Ltd.
6.340% due 06/20/2011		306	305

			401

Total Egypt (Cost $1,888)			1,883

EL SALVADOR 0.2%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	692

SOVEREIGN ISSUES 0.0%
El Salvador Government International Bond
8.500% due 07/25/2011		150	153

Total El Salvador (Cost $841)			845

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$600	706

Total Gabon (Cost $705)			706

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$570	647

Total Guatemala (Cost $570)			647

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$950	902

Total Hong Kong (Cost $941)			902

INDIA 2.0%
CORPORATE BONDS & NOTES 2.0%
ICICI Bank Ltd.
5.750% due 11/16/2020		$1,100	1,093
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,139
State Bank of India
4.500% due 10/23/2014		1,250	1,289
4.500% due 07/27/2015		3,600	3,672

Total India (Cost $7,143)			7,193

INDONESIA 6.7%
BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.250% due 12/14/2019		$285	264

CORPORATE BONDS & NOTES 1.5%
Adaro Indonesia PT
7.625% due 10/22/2019		900	999
Indosat Palapa Co. BV
7.375% due 07/29/2020		100	110
Listrindo Capital BV
9.250% due 01/29/2015		100	111

Majapahit Holding BV
7.250% due 10/17/2011		253	260
7.250% due 06/28/2017		700	769
7.750% due 01/20/2020		1,540	1,740
7.875% due 06/29/2037		700	765
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		400	432

			5,186

SOVEREIGN ISSUES 5.1%
Indonesia Government International Bond
6.875% due 03/09/2017		3,200	3,642
6.875% due 01/17/2018		2,600	2,957
7.250% due 04/20/2015		1,700	1,933
7.750% due 01/17/2038		100	120
10.375% due 05/04/2014		1,400	1,710
11.625% due 03/04/2019		5,300	7,632

			17,994

Total Indonesia (Cost $21,920)			23,444

IRELAND 2.8%
CORPORATE BONDS & NOTES 2.8%
Novatek Finance Ltd.
6.604% due 02/03/2021		$1,300	1,370
RZD Capital Ltd.
5.739% due 04/03/2017		7,400	7,740
Vimpel Communications Via VIP Finance Ireland Ltd.
OJSC
6.493% due 02/02/2016		300	312
7.748% due 02/02/2021		300	316

Total Ireland (Cost $9,395)			9,738

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$500	531

Total Israel (Cost $544)			531

KAZAKHSTAN 3.7%
CORPORATE BONDS & NOTES 3.7%
Intergas Finance BV
6.375% due 05/14/2017		$300	320
6.875% due 11/04/2011		126	131
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		400	403
7.000% due 05/11/2016		1,000	1,104
KazMunayGas National Co.
7.000% due 05/05/2020		5,300	5,737
9.125% due 07/02/2018		2,500	3,024
11.750% due 01/23/2015		400	502
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,715	1,818

Total Kazakhstan (Cost $12,772)			13,039

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$500	511

Total Luxembourg (Cost $510)			511

MEXICO 12.5%
BANK LOAN OBLIGATIONS 0.3%
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.309% due 12/13/2011		$900	893

CORPORATE BONDS & NOTES 7.1%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		1,800	1,846
BBVA Bancomer S.A.
4.500% due 03/10/2016		600	604
6.500% due 03/10/2021		800	794
7.250% due 04/22/2020		1,200	1,213
C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	544
Cemex Finance LLC
9.500% due 12/14/2016		650	704
Cemex S.A.B. de C.V.
5.301% due 09/30/2015 (a)		600	598
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,446
9.250% due 06/30/2020		600	670
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		2,200	2,277
9.500% due 12/11/2019		400	450
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	42
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,611
6.625% due 06/15/2038		700	700
Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,852
8.000% due 05/03/2019		3,450	4,161
Urbi Desarrollos Urbanos, S.A.B. de C.V.
8.500% due 04/19/2016		200	208
9.500% due 01/21/2020		1,200	1,350

			25,070

SOVEREIGN ISSUES 5.1%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,840
5.500% due 02/17/2020		200	303
5.625% due 01/15/2017		$2,400	2,659
5.750% due 10/12/2110		600	544
5.950% due 03/19/2019		2,400	2,687
6.050% due 01/11/2040		500	517
6.750% due 09/27/2034		3,534	4,004
7.250% due 12/15/2016	MXN	8,600	732
7.500% due 04/08/2033		$2,460	3,025
9.500% due 12/18/2014	MXN	6,436	593

			17,904

Total Mexico (Cost $41,166)			43,867

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$300	314
Waha Aerospace BV
3.925% due 07/28/2020		2,280	2,286

Total Netherlands (Cost $2,580)			2,600

PANAMA 0.9%
SOVEREIGN ISSUES 0.9%
Panama Government International Bond
8.875% due 09/30/2027		$780	1,057
9.375% due 04/01/2029		1,553	2,197

Total Panama (Cost $3,006)			3,254

PERU 1.1%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$600	565

SOVEREIGN ISSUES 0.9%
Peru Government International Bond
7.350% due 07/21/2025		1,500	1,790
8.750% due 11/21/2033		994	1,340

			3,130

Total Peru (Cost $3,404)			3,695

PHILIPPINES 1.6%
SOVEREIGN ISSUES 1.6%
Philippines Government International Bond
6.375% due 01/15/2032		$1,700	1,800
6.375% due 10/23/2034		100	106
6.500% due 01/20/2020		600	682
7.750% due 01/14/2031		1,500	1,817
8.375% due 06/17/2019		500	632
8.875% due 03/17/2015		74	91
9.500% due 02/02/2030		400	565

Total Philippines (Cost $5,264)			5,693

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
6.375% due 07/15/2019		$1,400	1,563

Total Poland (Cost $1,397)			1,563

QATAR 1.3%
CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033		$100	100
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,307
5.000% due 07/21/2020		100	99
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		1,383	1,441
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		300	322
5.838% due 09/30/2027		350	353
6.332% due 09/30/2027		250	259

			3,881

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.000% due 01/20/2015		200	208
5.250% due 01/20/2020		500	521
6.400% due 01/20/2040		100	106

			835

Total Qatar (Cost $4,533)			4,716

RUSSIA 14.4%
CORPORATE BONDS & NOTES 9.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,390	1,488
6.103% due 06/27/2012		700	737
8.700% due 08/07/2018		2,300	2,855
ALROSA Finance S.A.
7.750% due 11/03/2020		1,100	1,185
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		440	479
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		55	58

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,150	5,872
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,888
6.212% due 11/22/2016		330	361
6.510% due 03/07/2022		750	801
8.146% due 04/11/2018		400	472
8.625% due 04/28/2034		1,360	1,684
9.250% due 04/23/2019		500	624
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,640	1,722
7.175% due 05/16/2013		1,900	2,071
Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,229
5.499% due 07/07/2015		1,700	1,791
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	209
6.625% due 03/20/2017		1,700	1,828
7.500% due 07/18/2016		3,300	3,712
7.875% due 03/13/2018		600	690
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		700	714
6.800% due 11/22/2025		700	713
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		300	321

			33,504

SOVEREIGN ISSUES 4.9%
Russia Government International Bond
7.500% due 03/31/2030		14,711	17,185

Total Russia (Cost $46,009)			50,689

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	1,041

Total Singapore (Cost $990)			1,041

SOUTH AFRICA 1.0%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	508
6.500% due 04/15/2040		100	100

			608

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	593
5.875% due 05/30/2022		$1,030	1,110
6.500% due 06/02/2014		450	505
6.875% due 05/27/2019		500	583

			2,791

Total South Africa (Cost $3,087)			3,399

SOUTH KOREA 1.8%
CORPORATE BONDS & NOTES 0.8%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$900	905
Korea Electric Power Corp.
3.000% due 10/05/2015		600	586
Korea Exchange Bank
4.875% due 01/14/2016		100	105
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	779
6.250% due 06/17/2014		300	328

			2,703

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
5.125% due 06/29/2020		200	202
5.875% due 01/14/2015		300	329
8.125% due 01/21/2014		1,900	2,179
Korea Development Bank
5.750% due 09/10/2013		15	16
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	818

			3,544

Total South Korea (Cost $6,116)			6,247

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,629	1,660
9.750% due 08/14/2019		500	609

Total Trinidad And Tobago (Cost $2,193)			2,269

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	500	710
7.375% due 04/25/2012		$430	452

Total Tunisia (Cost $1,052)			1,162

TURKEY 6.2%
SOVEREIGN ISSUES 6.2%
Turkey Government International Bond
6.750% due 05/30/2040		$2,600	2,710
7.000% due 03/11/2019		6,400	7,264
7.250% due 03/05/2038		700	776
7.500% due 07/14/2017		4,300	5,010
7.500% due 11/07/2019		4,000	4,680
8.000% due 02/14/2034		1,100	1,324

Total Turkey (Cost $21,101)			21,764

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$277	296
DP World Ltd.
6.850% due 07/02/2037		600	554

			850

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,038

Total United Arab Emirates (Cost $1,698)			1,888

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	663
HBOS PLC
6.750% due 05/21/2018		400	392

Total United Kingdom (Cost $920)			1,055

UNITED STATES 1.9%
CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
8.175% due 05/15/2068		$900	976
8.625% due 05/22/2068	GBP	100	168
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$300	284
Citigroup Capital XXI
8.300% due 12/21/2077		940	982
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	441
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,669
Sino-Forest Corp.
6.250% due 10/21/2017		300	293

			4,813

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.960% due 09/25/2045		25	23
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		200	211
5.742% due 02/10/2051		200	216
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		11	9
Bear Stearns Adjustable Rate Mortgage Trust
4.827% due 01/25/2035		10	9
5.297% due 05/25/2047		67	52
Citigroup Mortgage Loan Trust, Inc.
5.770% due 09/25/2037		135	96
GSR Mortgage Loan Trust
2.784% due 01/25/2036		26	22
Morgan Stanley Mortgage Loan Trust
3.632% due 06/25/2036		12	12
WaMu Mortgage Pass-Through Certificates
3.648% due 02/25/2037		81	65
Wells Fargo Mortgage-Backed Securities Trust
5.143% due 07/25/2036		29	24

			739

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019		250	260
Freddie Mac
5.699% due 03/01/2036		239	257
Israel Government AID Bond
5.500% due 04/26/2024		100	113

			630

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)		189	254
U.S. Treasury Notes
1.875% due 06/30/2015		120	120
2.375% due 08/31/2014		100	103

			477

Total United States (Cost $5,755)			6,659

URUGUAY 1.0%
SOVEREIGN ISSUES 1.0%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	480
8.000% due 11/18/2022	2,122	2,652
9.250% due 05/17/2017	200	257

Total Uruguay (Cost $2,869)		3,389

VENEZUELA 3.5%
CORPORATE BONDS & NOTES 0.5%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$600	444
5.000% due 10/28/2015	900	603
5.500% due 04/12/2037	300	138
8.500% due 11/02/2017	700	498

		1,683

SOVEREIGN ISSUES 3.0%
Venezuela Government International Bond
7.650% due 04/21/2025	1,700	1,041
7.750% due 10/13/2019	5,100	3,527
8.250% due 10/13/2024	7,100	4,608
9.000% due 05/07/2023	1,500	1,035
9.250% due 05/07/2028	800	546

		10,757

Total Venezuela (Cost $12,118)		12,440

VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	6,585

Total Virgin Islands (British) (Cost $6,606)		6,585

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS 0.4%
Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	$1,000	1,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $1,024. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 04/01/2011	448	448
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $460. Repurchase proceeds are $448.)

		1,448

U.S. TREASURY BILLS 0.0%
0.179% due 07/07/2011 - 07/14/2011 (b)(d)	180	180

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.2%
	2,167,448	21,713

Total Short-Term Instruments (Cost $23,341)		23,341

Total Investments 98.7% (Cost $330,058)		$348,278
Written Options (h) (0.1%) (Premiums $164)		(335)
Other Assets and Liabilities (Net) 1.4%		4,924

Net Assets 100.0%		$352,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $180 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $1,475 at a weighted average interest rate of 0.488%. On March 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $129 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Long	06/2011	35	$8

(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	09/20/2011	0.425%	$1,100	$3	$0	$3
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.475%	1,300	7	(3)	10
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.346%	500	1	1	0
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.081%	200	(1)	(1)	0
Brazil Government International Bond	CITI	1.000%	03/20/2021	1.511%	1,300	(54)	(58)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%	300	0	(4)	4
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.446%	1,000	(32)	(37)	5
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.081%	3,800	(13)	(38)	25
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.141%	250	13	0	13
Brazil Government International Bond	RBS	1.000%	03/20/2012	0.410%	3,000	19	13	6
Egypt Government International Bond	DUB	1.000%	12/20/2015	3.362%	600	(59)	(38)	(21)
Egypt Government International Bond	GSC	1.000%	06/20/2015	3.296%	100	(9)	(7)	(2)
Egypt Government International Bond	HSBC	1.000%	06/20/2015	3.296%	100	(9)	(7)	(2)
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.390%	150	(16)	(18)	2
Emirate of Abu Dhabi	DUB	1.000%	03/20/2016	1.067%	100	(1)	(1)	0
Emirate of Abu Dhabi	MSC	1.000%	03/20/2016	1.067%	100	0	(1)	1
Emirate of Abu Dhabi	UBS	1.000%	03/20/2016	1.067%	400	0	0	0
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.484%	1,000	45	0	45
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.085%	2,375	(8)	(93)	85
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.085%	375	(1)	(15)	14
Mexico Government International Bond	BCLY	1.000%	12/20/2014	0.859%	300	2	(10)	12
Mexico Government International Bond	HSBC	1.000%	03/20/2021	1.400%	800	(26)	(37)	11
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.493%	2,100	6	(9)	15
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.285%	300	(4)	(10)	6
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.493%	600	2	(2)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.285%	300	(4)	(9)	5
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.776%	200	1	(1)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.285%	1,000	(11)	(34)	23
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.515%	700	11	0	11
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.540%	1,400	104	0	104
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.564%	2,000	155	0	155
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.488%	800	45	0	45
Philippines Government International Bond	UBS	1.000%	03/20/2015	0.999%	9,950	3	(291)	294
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.085%	100	(1)	(1)	0
Qatar Government International Bond	MLP	1.000%	03/20/2016	1.085%	500	(2)	0	(2)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	0.799%	800	5	0	5
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.193%	200	4	0	4
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.193%	400	9	0	9
Urbi Desarrollos Urbanos, S.A.B. de C.V.	DUB	5.000%	03/20/2016	6.000%	300	(11)	(12)	1
Uruguay Government International Bond	DUB	1.050%	01/20/2012	0.942%	1,000	3	0	3

						$176	$(723)	$899

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	$11,900	$1,438	$1,025	$413
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	8,900	1,171	1,102	69
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,500	197	195	2

					$2,806	$2,322	$484

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$114	$14	$100
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		105,200	(187)	(132)	(55)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	210	53	157
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	175	48	127
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	109	32	77
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		61,900	174	(23)	197
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BNP		$2,900	(36)	(10)	(26)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		1,400	(18)	(3)	(15)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		3,400	(43)	(7)	(36)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		2,700	(15)	(10)	(5)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		1,400	21	50	(29)
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM	MXN	11,000	71	0	71

							$575	$12	$563

(h)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$ 99.375	09/19/2011	16	$8	$(9)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	16	9	(3)

				$17	$(12)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,100	$7	$(16)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	(6)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	89	(219)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	12	(28)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	13	(29)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,000	5	(14)

							$129	$(312)

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(6)

						$18	$(11)

(i)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,950	04/2011	BCLY	$0	$(45)	$(45)
Buy		1,950	04/2011	CITI	27	0	27
Sell		1,950	06/2011	CITI	0	(29)	(29)
Buy	CNY	4,471	04/2011	BCLY	13	0	13
Buy		6,280	04/2011	CITI	22	0	22
Sell		37,299	04/2011	CITI	0	(13)	(13)
Buy		23,161	04/2011	JPM	38	0	38
Buy		3,386	04/2011	RBS	10	0	10
Buy		37,299	02/2012	CITI	14	0	14
Buy		9,296	02/2012	DUB	9	0	9
Sell	EUR	2,842	04/2011	CITI	0	(191)	(191)
Sell		2,842	04/2011	UBS	0	(195)	(195)
Sell	HUF	120,125	07/2011	DUB	0	(80)	(80)
Buy	INR	175,282	08/2011	CITI	111	0	111
Sell		38,816	08/2011	CITI	0	(13)	(13)
Buy		23,700	08/2011	DUB	14	0	14
Sell		69,255	08/2011	GSC	0	(22)	(22)
Sell		14,313	08/2011	RBS	0	(5)	(5)
Buy	KRW	185,000	05/2011	BCLY	4	0	4
Buy		1,806,600	05/2011	CITI	37	0	37
Sell		190,723	05/2011	DUB	0	(4)	(4)
Buy		149,086	05/2011	GSC	4	0	4
Buy		350,000	05/2011	HSBC	7	0	7
Buy		806,300	05/2011	JPM	23	0	23
Buy		701,000	05/2011	RBS	18	0	18
Buy	MXN	1,253	07/2011	CITI	3	0	3
Buy		27,325	07/2011	HSBC	77	0	77
Buy	MYR	1,200	08/2011	BCLY	7	0	7
Buy		2,190	08/2011	CITI	12	0	12
Buy		577	08/2011	HSBC	3	0	3
Buy		400	08/2011	JPM	2	0	2
Buy	PHP	14,970	06/2011	CITI	4	0	4
Buy		7,305	06/2011	DUB	2	0	2
Buy		29,302	06/2011	HSBC	6	0	6
Buy		7,504	06/2011	JPM	2	0	2
Buy	PLN	7,206	08/2011	UBS	17	0	17
Buy	SGD	1,030	09/2011	BCLY	12	0	12
Buy		400	09/2011	CITI	5	0	5
Buy		200	09/2011	JPM	2	0	2
Buy		200	09/2011	RBS	3	0	3
Buy	TRY	814	07/2011	HSBC	5	0	5

					$513	$(597)	$(84)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$2,197	$0	$2,197
Barbados
Corporate Bonds & Notes	0	1,505	0	1,505
Bermuda
Corporate Bonds & Notes	0	4,565	0	4,565
Brazil
Corporate Bonds & Notes	0	22,798	0	22,798
Sovereign Issues	0	17,536	0	17,536
Canada
Corporate Bonds & Notes	0	684	0	684
Cayman Islands
Corporate Bonds & Notes	0	4,236	784	5,020
Chile
Corporate Bonds & Notes	0	5,111	0	5,111
China
Sovereign Issues	0	592	0	592
Colombia
Corporate Bonds & Notes	0	3,935	0	3,935
Sovereign Issues	0	17,580	0	17,580
Egypt
Bank Loan Obligations	0	1,482	0	1,482
Corporate Bonds & Notes	0	401	0	401
El Salvador
Corporate Bonds & Notes	0	692	0	692
Sovereign Issues	0	153	0	153
Gabon
Sovereign Issues	0	706	0	706
Guatemala
Sovereign Issues	0	647	0	647
Hong Kong
Corporate Bonds & Notes	0	902	0	902
India
Corporate Bonds & Notes	0	7,193	0	7,193
Indonesia
Bank Loan Obligations	0	264	0	264
Corporate Bonds & Notes	0	5,186	0	5,186
Sovereign Issues	0	17,994	0	17,994
Ireland
Corporate Bonds & Notes	0	9,738	0	9,738
Israel
Corporate Bonds & Notes	0	531	0	531
Kazakhstan
Corporate Bonds & Notes	0	13,039	0	13,039
Luxembourg
Corporate Bonds & Notes	0	511	0	511
Mexico
Bank Loan Obligations	0	0	893	893
Corporate Bonds & Notes	0	25,070	0	25,070
Sovereign Issues	0	17,904	0	17,904
Netherlands
Corporate Bonds & Notes	0	2,600	0	2,600
Panama
Sovereign Issues	0	3,254	0	3,254
Peru
Corporate Bonds & Notes	0	565	0	565
Sovereign Issues	0	3,130	0	3,130
Philippines
Sovereign Issues	0	5,693	0	5,693
Poland
Sovereign Issues	0	1,563	0	1,563
Qatar
Corporate Bonds & Notes	0	3,881	0	3,881
Sovereign Issues	0	835	0	835
Russia
Corporate Bonds & Notes	0	33,504	0	33,504
Sovereign Issues	0	17,185	0	17,185
Singapore
Corporate Bonds & Notes	0	1,041	0	1,041
South Africa
Corporate Bonds & Notes	0	608	0	608
Sovereign Issues	0	2,791	0	2,791
South Korea
Corporate Bonds & Notes	0	2,703	0	2,703
Sovereign Issues	0	3,544	0	3,544
Trinidad and Tobago
Corporate Bonds & Notes	0	2,269	0	2,269
Tunisia
Sovereign Issues	0	1,162	0	1,162
Turkey
Sovereign Issues	0	21,764	0	21,764
United Arab Emirates
Corporate Bonds & Notes	0	850	0	850
Sovereign Issues	0	1,038	0	1,038
United Kingdom
Corporate Bonds & Notes	0	1,055	0	1,055
United States
Corporate Bonds & Notes	0	4,813	0	4,813
Mortgage-Backed Securities	0	739	0	739
U.S. Government Agencies	0	630	0	630
U.S. Treasury Obligations	0	477	0	477
Uruguay
Sovereign Issues	0	3,389	0	3,389
Venezuela
Corporate Bonds & Notes	0	1,683	0	1,683
Sovereign Issues	0	10,757	0	10,757
Virgin Islands (British)
Corporate Bonds & Notes	0	6,585	0	6,585
Short-Term Instruments
Repurchase Agreements	0	1,448	0	1,448
U.S. Treasury Bills	0	180	0	180
PIMCO Short-Term Floating NAV Portfolio	21,713	0	0	21,713
	$21,713	$324,888	$1,677	$348,278

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,409	1	1,410
Foreign Exchange Contracts	0	513	0	513
Interest Rate Contracts	8	729	0	737
	$8	$2,651	$1	$2,660

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(27)	0	(27)
Foreign Exchange Contracts	0	(597)	0	(597)
Interest Rate Contracts	0	(490)	(11)	(501)

	$0	$(1,114)	$(11)	$(1,125)

Totals	$21,721	$326,425	$1,667	$349,813

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$628	$0	$0	$7	$0	$(18)	$167	$0	$784	$(18)
Mexico
Bank Loan Obligations	897	0	0	0	0	(4)	0	0	893	(4)
Peru
Corporate Bonds & Notes	586	0	0	0	0	(21)	0	(565)	0	0

	$2,111	$0	$0	$7	$0	$(43)	$167	$(565)	$1,677	$(22)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(17)	$0	$0	$0	$0	$6	$0	$0	$(11)	$6

Totals	$2,094	$0	$0	$7	$0	$(36)	$167	$(565)	$1,667	$(15)

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$200	$210
Westpac Banking Corp.
2.700% due 12/09/2014		100	101

Total Australia (Cost $312)			311

BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras International Finance Co.
3.875% due 01/27/2016		$100	101

Total Brazil (Cost $100)			101

CANADA 8.2%
CORPORATE BONDS & NOTES 1.6%
Bank of Montreal
2.850% due 06/09/2015		$300	302
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	296

			598

MORTGAGE-BACKED SECURITIES 0.0%
Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	4	4
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		10	10

			14

SOVEREIGN ISSUES 6.6%
Canada Government International Bond
1.500% due 06/01/2012		400	413
1.500% due 12/01/2012		800	822
1.750% due 03/01/2013		1,100	1,133
Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	144

			2,512

Total Canada (Cost $3,126)			3,124

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.5%
Landmark CDO Ltd.
0.610% due 06/01/2017		$197	189

CORPORATE BONDS & NOTES 0.3%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		100	106

Total Cayman Islands (Cost $287)			295

FRANCE 10.9%
CORPORATE BONDS & NOTES 5.5%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	143
4.750% due 05/28/2013		100	148
Cie de Financement Foncier
1.625% due 07/23/2012		$100	100
2.000% due 02/17/2012	EUR	100	142
2.500% due 09/16/2015		$200	194
4.500% due 01/09/2013	EUR	100	147
Dexia Credit Local S.A.
0.784% due 04/29/2014		$600	597
2.750% due 01/10/2014		200	199
2.750% due 04/29/2014		300	298
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	143

			2,111

SOVEREIGN ISSUES 5.4%
France Government Bond
3.500% due 04/25/2020		400	561
3.750% due 04/25/2017		600	877
4.000% due 04/25/2018		400	591

			2,029

Total France (Cost $4,097)			4,140

GERMANY 4.3%
CORPORATE BONDS & NOTES 0.6%
Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017	EUR	160	238

SOVEREIGN ISSUES 3.7%
FMS Wertmanagement
1.012% due 01/20/2014 (i)		200	284
Republic of Germany
3.500% due 07/04/2019		300	434
4.000% due 01/04/2018		350	525
4.250% due 07/04/2018		100	153

			1,396

Total Germany (Cost $1,561)			1,634

ITALY 5.1%
CORPORATE BONDS & NOTES 0.8%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$300	304

SOVEREIGN ISSUES 4.3%
Italy Buoni Poliennali Del Tesoro
4.750% due 02/01/2013	EUR	1,100	1,617

Total Italy (Cost $1,857)			1,921

NETHERLANDS 8.1%
ASSET-BACKED SECURITIES 0.5%
Globaldrive BV
3.000% due 07/20/2015	EUR	77	109
4.000% due 10/20/2016		45	64

			173

CORPORATE BONDS & NOTES 2.5%
ABN AMRO Bank NV
3.250% due 01/18/2013		100	143

Achmea Hypotheekbank NV
0.660% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	207
ING Bank NV
2.250% due 08/31/2015	EUR	200	270
NIBC Bank NV
0.690% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	145

			965

SOVEREIGN ISSUES 5.1%
Netherlands Government International Bond
4.000% due 07/15/2016		700	1,044
4.000% due 07/15/2018		200	296
4.000% due 07/15/2019		400	591

			1,931

Total Netherlands (Cost $3,029)			3,069

NEW ZEALAND 1.4%
SOVEREIGN ISSUES 1.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	300	222
6.000% due 05/15/2021		400	313

Total New Zealand (Cost $530)			535

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.9%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	100	146
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (b)		$200	200

Total Norway (Cost $342)			346

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$100	121

Total Russia (Cost $117)			121

SPAIN 1.5%
SOVEREIGN ISSUES 1.5%
Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	400	565

Total Spain (Cost $567)			565

SWEDEN 1.2%
CORPORATE BONDS & NOTES 1.2%
Stadshypotek AB
0.857% due 09/30/2013		$300	300
2.750% due 04/30/2015	EUR	100	139

Total Sweden (Cost $423)			439

UNITED KINGDOM 15.1%
CORPORATE BONDS & NOTES 6.6%
Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	300	416
3.625% due 10/05/2017		200	267
BP Capital Markets PLC
3.125% due 10/01/2015		$200	201
3.830% due 10/06/2017	EUR	100	140
LBG Capital No.1 PLC
11.040% due 03/19/2020	GBP	100	176
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$200	206
12.000% due 12/29/2049		400	469
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	136
4.125% due 02/27/2012		100	145
4.625% due 09/13/2012		100	145
5.500% due 07/18/2012		$200	210

			2,511

MORTGAGE-BACKED SECURITIES 6.3%
Eurosail PLC
0.967% due 03/13/2045	GBP	200	274
1.335% due 03/13/2045	EUR	100	122
Granite Master Issuer PLC
0.394% due 12/20/2054		$152	132
0.424% due 12/20/2054		100	83
1.047% due 12/17/2054	EUR	100	117
Granite Mortgages PLC
0.966% due 06/20/2044	GBP	97	149
Great Hall Mortgages PLC
0.439% due 06/18/2039		$72	61

Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	100	142
2.406% due 10/15/2054		200	284
Kensington Mortgage Securities PLC
1.345% due 06/14/2040		94	114
Mansard Mortgages PLC
1.456% due 12/15/2049	GBP	80	116
Newgate Funding PLC
1.806% due 12/15/2050		200	258
RMAC Securities PLC
0.977% due 06/12/2044		200	266
1.325% due 06/12/2044	EUR	200	240

			2,358

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
3.750% due 09/07/2019	GBP	50	81
4.000% due 09/07/2016		100	171
4.250% due 06/07/2032		200	317
4.250% due 03/07/2036		170	268

			837

Total United Kingdom (Cost $5,394)			5,706

UNITED STATES 30.9%
ASSET-BACKED SECURITIES 0.8%
HSBC Home Equity Loan Trust
0.404% due 03/20/2036		$71	67
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		100	101
SLM Student Loan Trust
1.433% due 12/15/2023	EUR	95	129

			297

CORPORATE BONDS & NOTES 10.7%
Ally Financial, Inc.
5.375% due 06/06/2011		200	289
6.625% due 05/15/2012		$100	103
6.875% due 09/15/2011		100	102
6.875% due 08/28/2012		200	211
American International Group, Inc.
0.413% due 10/18/2011		100	100
5.750% due 03/15/2067	GBP	100	139
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	144
Bank of America Corp.
4.000% due 03/28/2018		100	134
CIT Group, Inc.
5.250% due 04/01/2014		$100	101
Citigroup, Inc.
0.580% due 06/09/2016		100	94
6.000% due 12/13/2013		100	109
6.000% due 08/15/2017		100	109
Embarq Corp.
7.082% due 06/01/2016		100	114
General Electric Capital Corp.
0.309% due 09/20/2013		200	197
International Lease Finance Corp.
5.875% due 05/01/2013		100	103
6.375% due 03/25/2013		100	104
6.500% due 09/01/2014		100	107
6.750% due 09/01/2016		100	107
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	112
JPMorgan Chase & Co.
4.950% due 03/25/2020		200	203
6.300% due 04/23/2019		200	221
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		100	113
Merrill Lynch & Co., Inc.
1.725% due 09/14/2018	EUR	200	241
1.947% due 09/27/2012		100	138
4.875% due 05/30/2014		100	146
Morgan Stanley
1.903% due 01/24/2014		$300	306
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	141
4.375% due 05/19/2014		50	73

			4,061

MORTGAGE-BACKED SECURITIES 8.3%
Banc of America Large Loan, Inc.
2.005% due 11/15/2015		$99	93
Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		42	37
Commercial Mortgage Pass-Through Certificates
2.438% due 07/10/2046 (a)		2,300	202
2.470% due 07/10/2046 (a)		1,692	190
3.156% due 07/10/2046		199	198
Credit Suisse Mortgage Capital Certificates
0.325% due 02/15/2022		83	80
5.949% due 12/18/2049		200	217
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		200	4
1.402% due 11/10/2046 (a)		499	33
First Horizon Asset Securities, Inc.
5.827% due 05/25/2037		97	71
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		327	327
4.592% due 08/10/2043		200	201
Harborview Mortgage Loan Trust
0.534% due 02/19/2036		565	359
Indymac Index Mortgage Loan Trust
0.490% due 07/25/2035		49	32
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	192
JPMorgan Mortgage Trust
5.376% due 02/25/2036		58	53
Mellon Residential Funding Corp.
0.685% due 08/15/2032		180	173
Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049		100	107
Merrill Lynch Mortgage Investors, Inc.
2.636% due 02/25/2035		39	37
RBSCF Trust
6.013% due 12/16/2049		100	110
Structured Asset Securities Corp.
2.768% due 10/25/2035		224	184
Thornburg Mortgage Securities Trust
0.370% due 07/25/2036		48	48
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	106
Wells Fargo Mortgage-Backed Securities Trust
2.885% due 10/25/2035		93	87

			3,141

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	106
7.550% due 04/01/2039		100	109
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		100	94
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	100
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		100	100
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		100	111
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	93
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		100	98

			811

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.680% due 11/25/2040		192	192
0.700% due 11/25/2040		192	192
4.000% due 04/01/2041		1,000	982
4.500% due 01/25/2017		22	23
Freddie Mac
0.855% due 12/15/2037		118	118
NCUA Guaranteed Notes
0.629% due 11/06/2017		1,025	1,025
0.819% due 12/08/2020		194	195
Small Business Administration
5.980% due 05/01/2022		232	251
Tennessee Valley Authority
6.250% due 12/15/2017		200	237

			3,215

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.625% due 01/31/2013 (f)		200	200

Total United States (Cost $11,419)			11,725

SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 1.5%
Banco Do Brasil S.A.
0.000% due 02/15/2012		$300	302
Itau Unibanco S.A.
1.350% due 07/19/2011		250	249

			551

REPURCHASE AGREEMENTS 1.5%
State Street Bank and Trust Co.
0.010% due 04/01/2011		576	576

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $590. Repurchase proceeds are $576.)
JAPAN TREASURY BILLS 1.3%
0.114% due 06/27/2011	JPY	40,000	481

U.S. TREASURY BILLS 0.7%
0.164% due 09/15/2011 (d)		$280	280

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
	12,436	125

Total Short-Term Instruments (Cost $2,020)		2,013

Total Investments 95.1% (Cost $35,181)		$36,045
Written Options (h) (0.4%) (Premiums $118)		(141)
Other Assets and Liabilities (Net) 5.3%		1,991

Net Assets 100.0%		$37,895

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-Issued security.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $280 has been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $865 at a weighted average interest rate of 0.500%. On March 31, 2011, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $200 and cash of $13 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	85	$4
90-Day Euribor December Futures	Long	12/2011	42	(55)
90-Day Euribor June Futures	Long	06/2011	36	(18)
90-Day Euribor September Futures	Long	09/2011	63	(54)
90-Day Eurodollar December Futures	Long	12/2011	3	0
90-Day Eurodollar September Futures	Long	09/2011	3	0
Euro-Bund 10-Year Bond June Futures	Long	06/2011	1	(2)

				$(125)

(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.833%	$100	$(1)	$(2)	$1
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.342%	100	(6)	(5)	(1)
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.127%	100	6	6	0
Macy’s Retail Holdings, Inc.	JPM	(5.000%	)	09/20/2017	1.670%	100	(19)	(12)	(7)

							$(20)	$(13)	$(7)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%	$200	$5	$4	$1
Australia Government Bond	GSC	1.000%	09/20/2015	0.456%	100	2	2	0
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%	300	7	7	0
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.733%	100	1	(2)	3
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.346%	100	1	0	1
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%	200	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	2.074%	100	6	0	6
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.079%	100	4	0	4
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.074%	100	6	0	6
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	2.079%	100	1	0	1
China Government International Bond	CITI	1.000%	03/20/2016	0.677%	300	5	3	2
China Government International Bond	UBS	1.000%	12/20/2015	0.647%	200	3	4	(1)
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%	100	2	0	2
France Government Bond	DUB	0.250%	12/20/2015	0.693%	600	(12)	(15)	3
France Government Bond	GSC	0.250%	12/20/2015	0.693%	200	(4)	(5)	1
France Government Bond	UBS	0.250%	12/20/2015	0.693%	100	(2)	(2)	0
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.545%	200	2	(1)	3
Japan Government International Bond	UBS	1.000%	03/20/2016	0.965%	200	0	(1)	1
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%	300	2	1	1
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%	100	1	0	1
Russia Government International Bond	MSC	1.000%	12/20/2011	0.294%	200	1	1	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%	100	0	1	(1)
South Korea Government Bond	JPM	1.000%	03/20/2016	0.956%	100	0	0	0
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%	200	5	2	3
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%	500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%	300	7	7	0

						$55	$11	$44

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	MSC	(1.000%	)	12/20/2015	$100	$(1)	$(1)	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	$100	$(5)	$(6)	$1
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	200	(4)	(8)	4
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	100	(2)	(2)	0
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	100	(2)	(3)	1

					$(13)	$(19)	$6

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	300	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		500	(1)	0	(1)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		2,000	(4)	0	(4)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		2,200	(1)	2	(3)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,100	11	12	(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	6	1	5
Pay	3-Month USD-LIBOR	0.500%	06/15/2012	BOA		$4,400	(4)	(4)	0
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		500	8	19	(11)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		2,300	35	23	12
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		400	6	5	1
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		800	12	14	(2)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CSFB		900	14	13	1
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	14	17	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		100	2	2	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		100	1	1	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		900	13	10	3
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		100	1	3	(2)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	270,000	51	49	2
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		80,000	15	14	1
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	3	(1)	4
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	8	(2)	10
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	2,600	(4)	(3)	(1)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		900	(5)	(4)	(1)

							$180	$171	$9

(h)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	3	$2	$(3)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	4	2	0
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	6	3	(5)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	3	2	(4)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	10	4	(5)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	10	6	(2)

				$19	$(19)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,400	$12	$(20)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	(3)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,500	20	(36)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	200	2	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	(8)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	(5)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	(4)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	(5)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	(4)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0

							$60	$(95)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.363	04/20/2011	EUR	700	$7	$(1)
Put - OTC EUR versus USD		1.383	05/04/2011		800	8	(4)
Put - OTC EUR versus USD		1.390	05/04/2011		600	6	(4)
Put - OTC EUR versus USD		1.400	05/04/2011		400	4	(4)
Put - OTC USD versus JPY	JPY	76.500	04/20/2011		100	1	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		$100	1	0
Call - OTC USD versus KRW		1,180.000	04/14/2011		100	1	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		200	2	0

						$30	$(13)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$200	$1	$(2)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	200	1	(2)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	600	7	(10)

					$9	$(14)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(i)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.012%	01/20/2014	01/13/2011	$267	$284	0.75%

(j)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	43	04/2011	BCLY	$0	$0	$0
Sell		92	04/2011	BOA	0	(1)	(1)
Sell		44	04/2011	CITI	0	0	0
Sell		357	04/2011	CSFB	0	(3)	(3)
Buy		15	04/2011	DUB	1	0	1
Sell		101	04/2011	HSBC	0	0	0
Sell		47	04/2011	RBS	0	0	0
Buy		366	04/2011	UBS	0	(1)	(1)
Sell		408	04/2011	UBS	1	(1)	0
Buy		1,200	04/2011	WBC	65	0	65
Sell	BRL	16	04/2011	BCLY	0	0	0
Buy		16	04/2011	CITI	0	0	0
Sell		16	06/2011	CITI	0	0	0
Buy	CAD	1,200	04/2011	CITI	4	0	4
Sell		48	04/2011	MSC	0	0	0
Sell		51	05/2011	DUB	0	0	0
Sell		102	05/2011	GSC	0	(1)	(1)
Sell		20	05/2011	HSBC	0	0	0
Sell		82	05/2011	RBC	0	(1)	(1)
Sell		298	06/2011	BCLY	0	(1)	(1)
Sell		500	06/2011	BNP	0	(3)	(3)
Buy		200	06/2011	UBS	0	0	0
Buy	CNY	212	04/2011	BCLY	1	0	1
Sell		1,582	04/2011	CITI	0	(1)	(1)
Buy		106	04/2011	CSFB	0	0	0
Buy		73	04/2011	HSBC	0	0	0
Buy		73	04/2011	JPM	0	0	0
Buy		1,119	04/2011	MSC	2	0	2
Buy		787	06/2011	BCLY	3	0	3
Sell		2,069	06/2011	BCLY	0	(1)	(1)
Buy		309	06/2011	DUB	0	0	0
Buy		685	06/2011	HSBC	3	0	3
Buy		592	06/2011	JPM	1	0	1
Buy		2,048	06/2011	RBS	9	0	9
Buy		332	09/2011	BOA	1	0	1
Buy		325	09/2011	CITI	1	0	1
Buy		937	09/2011	HSBC	4	0	4
Buy		1,944	09/2011	JPM	8	0	8
Buy		200	11/2011	JPM	0	0	0
Buy		430	09/2015	BCLY	0	0	0
Buy		123	09/2015	BOA	0	0	0
Buy		1,656	09/2015	CITI	1	0	1
Buy		123	09/2015	MSC	0	0	0
Buy	DKK	1,909	05/2011	BNP	9	0	9
Buy	EUR	383	04/2011	BNP	13	0	13
Buy		205	04/2011	BOA	9	0	9
Sell		406	04/2011	BOA	0	(16)	(16)
Buy		641	04/2011	CITI	40	0	40
Buy		941	04/2011	CSFB	65	0	65
Sell		738	04/2011	DUB	0	(36)	(36)
Buy		260	04/2011	HSBC	0	(1)	(1)
Sell		197	04/2011	JPM	0	(12)	(12)
Sell		428	04/2011	MSC	0	(2)	(2)
Sell		288	04/2011	RBC	0	(10)	(10)
Sell		966	04/2011	RBS	0	(46)	(46)
Sell		54	04/2011	UBS	0	0	0
Buy	GBP	116	06/2011	BNP	0	(1)	(1)
Buy		1,264	06/2011	BOA	0	(3)	(3)
Sell		137	06/2011	BOA	0	0	0
Sell		201	06/2011	CITI	0	0	0
Sell		200	06/2011	CSFB	0	0	0
Sell	IDR	662,400	04/2011	BOA	0	0	0
Buy		662,400	04/2011	JPM	4	0	4
Buy		61,670	07/2011	CITI	0	0	0
Sell		1,318,500	07/2011	CITI	0	0	0
Buy		128,230	07/2011	HSBC	1	0	1
Buy		1,657,690	07/2011	JPM	8	0	8
Buy		662,400	01/2012	BOA	0	0	0
Buy	INR	8,170	08/2011	BCLY	5	0	5
Buy		10,653	08/2011	CITI	7	0	7
Buy		1,100	08/2011	DUB	1	0	1
Buy	JPY	42,442	04/2011	BNP	0	(5)	(5)
Buy		1,265,819	04/2011	JPM	0	(446)	(446)
Sell		8,043	04/2011	RBC	1	0	1
Buy		40,000	04/2011	RBS	0	(3)	(3)
Sell		23,934	04/2011	RBS	1	0	1
Sell		40,000	06/2011	RBS	14	0	14
Sell	KRW	147,322	05/2011	BCLY	0	(2)	(2)
Buy		73,288	05/2011	CITI	2	0	2
Sell		57,745	05/2011	CITI	0	0	0
Buy		757,911	05/2011	JPM	35	0	35
Sell		258,406	05/2011	JPM	0	(1)	(1)
Sell		87,755	05/2011	RBS	0	(2)	(2)
Buy		212,245	08/2011	BCLY	5	0	5
Sell	MXN	1,064	07/2011	CITI	0	(1)	(1)
Buy		6,070	07/2011	HSBC	16	0	16
Sell		2,183	07/2011	HSBC	0	(1)	(1)
Sell		845	07/2011	MSC	0	0	0
Buy		359	07/2011	UBS	1	0	1
Buy	MYR	201	08/2011	CITI	1	0	1
Sell	NOK	242	04/2011	RBS	0	(1)	(1)
Buy		1,543	05/2011	BCLY	11	0	11
Buy		345	05/2011	CSFB	1	0	1
Buy		212	05/2011	UBS	1	0	1
Sell	NZD	610	04/2011	UBS	0	(6)	(6)
Buy	SEK	1,791	05/2011	BNP	6	0	6
Buy	SGD	50	09/2011	RBS	1	0	1
Buy	TWD	3,507	04/2011	BCLY	1	0	1
Sell		3,507	04/2011	BCLY	0	0	0
Buy		3,507	04/2011	HSBC	0	(3)	(3)
Sell		3,507	04/2011	HSBC	0	(1)	(1)
Buy		3,507	01/2012	BCLY	1	0	1

					$365	$(613)	$(248)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$311	$0	$311
Brazil
Corporate Bonds & Notes	0	101	0	101
Canada
Corporate Bonds & Notes	0	598	0	598
Mortgage-Backed Securities	0	14	0	14
Sovereign Issues	0	2,512	0	2,512
Cayman Islands
Asset-Backed Securities	0	0	189	189
Corporate Bonds & Notes	0	106	0	106
France
Corporate Bonds & Notes	0	2,111	0	2,111
Sovereign Issues	0	2,029	0	2,029
Germany
Corporate Bonds & Notes	0	238	0	238
Sovereign Issues	0	1,396	0	1,396
Italy
Corporate Bonds & Notes	0	304	0	304
Sovereign Issues	0	1,617	0	1,617
Netherlands
Asset-Backed Securities	0	173	0	173
Corporate Bonds & Notes	0	965	0	965
Sovereign Issues	0	1,931	0	1,931
New Zealand
Sovereign Issues	0	535	0	535
Norway
Corporate Bonds & Notes	0	146	200	346
Russia
Corporate Bonds & Notes	0	121	0	121
Spain
Sovereign Issues	0	0	565	565
Sweden
Corporate Bonds & Notes	0	439	0	439
United Kingdom
Corporate Bonds & Notes	0	2,511	0	2,511
Mortgage-Backed Securities	0	2,358	0	2,358
Sovereign Issues	0	837	0	837
United States
Asset-Backed Securities	0	297	0	297
Corporate Bonds & Notes	0	4,061	0	4,061
Mortgage-Backed Securities	0	3,141	0	3,141
Municipal Bonds & Notes	0	811	0	811
U.S. Government Agencies	0	1,995	1,220	3,215
U.S. Treasury Obligations	0	200	0	200
Short-Term Instruments
Certificates of Deposit	0	551	0	551
Repurchase Agreements	0	576	0	576
Japan Treasury Bills	0	481	0	481
U.S. Treasury Bills	0	280	0	280
PIMCO Short-Term Floating NAV Portfolio	125	0	0	125
	$125	$33,746	$2,174	$36,045

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	53	0	53
Foreign Exchange Contracts	0	365	0	365
Interest Rate Contracts	4	39	0	43
	$4	$457	$0	$461

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(626)	0	(626)
Interest Rate Contracts	(129)	(144)	(14)	(287)
	$(129)	$(780)	$(14)	$(923)

Totals	$0	$33,423	$2,160	$35,583

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$185	$0	$0	$0	$0	$4	$0	$0	$189	$4
Norway
Corporate Bonds & Notes	0	200	0	0	0	0	0	0	200	0
Spain
Sovereign Issues	0	566	0	0	0	(1)	0	0	565	(1)
United States
Mortgage-Backed Securities	427	(2)	(8)	0	0	2	0	(419)	0	0
U.S. Government Agencies	1,279	0	(61)	0	0	2	0	0	1,220	2

	$1,891	$764	$(69)	$0	$0	$7	$0	$(419)	$2,174	$5

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$(1)	$0	$0	$(14)	$(1)

Totals	$1,878	$764	$(69)	$0	$0	$6	$0	$(419)	$2,160	$4

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.4%
CORPORATE BONDS & NOTES 1.8%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$524
ING Bank Australia Ltd.
5.523% due 06/24/2014	AUD	800	833

			1,357

MORTGAGE-BACKED SECURITIES 0.6%
Medallion Trust
0.442% due 05/25/2035		$97	95
Puma Finance Ltd.
4.980% due 08/22/2037	AUD	121	121
Torrens Trust
5.230% due 10/19/2038		192	194

			410

Total Australia (Cost $1,559)			1,767

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras International Finance Co.
3.875% due 01/27/2016		$300	303
5.375% due 01/27/2021		100	101

Total Brazil (Cost $399)			404

CANADA 4.6%
ASSET-BACKED SECURITIES 1.5%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	500	520
Ford Auto Securitization Trust
4.817% due 10/15/2012		90	95
Golden Credit Card Trust
5.106% due 04/15/2017		500	516

			1,131

SOVEREIGN ISSUES 3.1%
Canada Government International Bond
1.750% due 03/01/2013		2,200	2,266

Total Canada (Cost $3,330)			3,397

CAYMAN ISLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$300	317
Transocean, Inc.
4.950% due 11/15/2015		400	423

Total Cayman Islands (Cost $699)			740

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	31	6

Total Denmark (Cost $4)			6

FRANCE 10.1%
CORPORATE BONDS & NOTES 5.7%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	300	428
3.750% due 12/13/2011		200	287
4.750% due 05/28/2013		300	443
BPCE S.A.
6.117% due 10/29/2049		100	126
Cie de Financement Foncier
2.000% due 02/17/2012		100	142
2.250% due 01/25/2013		200	282
3.625% due 01/16/2012		100	144
4.000% due 07/21/2011		200	285
Dexia Credit Local S.A.
2.750% due 01/10/2014		$1,400	1,397
2.750% due 04/29/2014		300	298
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	100	143
Vivendi S.A.
5.750% due 04/04/2013		$200	215

			4,190

SOVEREIGN ISSUES 4.4%
France Government Bond
3.500% due 04/25/2015	EUR	600	877
4.250% due 10/25/2018		1,600	2,392

			3,269

Total France (Cost $7,498)			7,459

GERMANY 3.2%
ASSET-BACKED SECURITIES 0.1%
Driver One GmbH
0.987% due 10/21/2015	EUR	71	101

CORPORATE BONDS & NOTES 1.0%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		500	710

SOVEREIGN ISSUES 2.1%
FMS Wertmanagement
1.012% due 01/20/2014 (j)		500	711
Republic of Germany
5.500% due 01/04/2031		500	864

			1,575

Total Germany (Cost $2,246)			2,386

IRELAND 0.1%
MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.333% due 12/15/2016	EUR	69	93

Total Ireland (Cost $103)			93

ITALY 0.8%
CORPORATE BONDS & NOTES 0.8%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$200	203
6.500% due 02/24/2021		400	420

Total Italy (Cost $597)			623

JAPAN 4.1%
MORTGAGE-BACKED SECURITIES 0.2%
JLOC Ltd.
0.449% due 02/16/2016	JPY	9,956	109

SOVEREIGN ISSUES 3.9%
Japan Government International Bond
0.200% due 02/15/2012		240,000	2,886

Total Japan (Cost $2,726)			2,995

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
BAA Funding Ltd.
3.975% due 02/15/2014	EUR	100	143
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	200	278

Total Jersey, Channel Islands (Cost $406)			421

LIBERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	212

Total Liberia (Cost $190)			212

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020	EUR	100	139

Total Luxembourg (Cost $132)			139

NETHERLANDS 3.8%
ASSET-BACKED SECURITIES 0.3%
Globaldrive BV
3.000% due 07/20/2015	EUR	153	218

CORPORATE BONDS & NOTES 1.9%
ABN AMRO Bank NV
3.250% due 01/18/2013		200	287
3.750% due 01/12/2012		100	144
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		$75	98
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	725
LeasePlan Corp. NV
3.250% due 05/22/2014		100	144

			1,398

SOVEREIGN ISSUES 1.6%
Netherlands Government International Bond
4.000% due 07/15/2018		600	888
4.500% due 07/15/2017		200	305

			1,193

Total Netherlands (Cost $2,677)			2,809

NEW ZEALAND 1.5%
SOVEREIGN ISSUES 1.5%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	500	370
6.000% due 05/15/2021		900	705

Total New Zealand (Cost $1,065)			1,075

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.5%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	300	403

Total Norway (Cost $386)			403

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	362

Total Russia (Cost $350)			362

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	149

Total South Korea (Cost $154)			149

SPAIN 0.2%
SOVEREIGN ISSUES 0.2%
Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	100	141

Total Spain (Cost $142)			141

UNITED KINGDOM 13.6%
ASSET-BACKED SECURITIES 0.1%
Bumper S.A.
2.670% due 06/20/2022	EUR	44	63

CORPORATE BONDS & NOTES 6.3%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		600	832
Bank of Scotland PLC
4.375% due 07/13/2016		100	142
BP Capital Markets PLC
3.125% due 10/01/2015		$300	302
3.830% due 10/06/2017	EUR	100	140
HBOS PLC
6.750% due 05/21/2018		$200	196
Lloyds TSB Bank PLC
2.653% due 01/24/2014		300	308
4.875% due 01/21/2016		400	412
12.000% due 12/29/2049		200	235
Nationwide Building Society
2.500% due 08/17/2012		400	409
4.625% due 09/13/2012	EUR	100	145
5.500% due 07/18/2012		$800	840
Royal Bank of Scotland Group PLC
2.750% due 06/18/2013	EUR	500	705

			4,666

MORTGAGE-BACKED SECURITIES 3.3%
Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047		278	394
Granite Master Issuer PLC
0.424% due 12/20/2054		$100	83
Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	200	283
2.406% due 10/15/2054		400	569
Mansard Mortgages PLC
1.456% due 12/15/2049	GBP	399	579
Newgate Funding PLC
1.806% due 12/15/2050		400	516

			2,424

SOVEREIGN ISSUES 3.9%
United Kingdom Gilt
3.750% due 09/07/2019		200	326
4.250% due 06/07/2032		100	159
4.250% due 03/07/2036		100	158
4.500% due 03/07/2019		1,200	2,067
4.500% due 09/07/2034		100	163

			2,873

Total United Kingdom (Cost $9,658)			10,026

UNITED STATES 38.3%
ASSET-BACKED SECURITIES 1.9%
Amortizing Residential Collateral Trust
0.830% due 07/25/2032		$1	1
0.950% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.190% due 06/25/2029		1	1
Asset-Backed Funding Certificates
0.310% due 01/25/2037		4	4
Bear Stearns Asset-Backed Securities Trust
0.320% due 12/25/2036		59	55
Countrywide Asset-Backed Certificates
0.330% due 06/25/2037		3	3
Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.484% due 12/20/2027		2	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		8	8
Ford Credit Auto Owner Trust
1.675% due 06/15/2012		18	18
Indymac Residential Asset-Backed Trust
0.700% due 08/25/2035		200	164
Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		12	10
Residential Asset Securities Corp.
0.750% due 07/25/2032 (a)		3	2
SACO I, Inc.
0.310% due 05/25/2036		5	5
SLM Student Loan Trust
0.803% due 10/25/2017		400	401
1.803% due 04/25/2023		737	762
Structured Asset Securities Corp.
0.300% due 10/25/2036		5	4
0.540% due 01/25/2033		3	3
Wells Fargo Home Equity Trust
0.480% due 10/25/2035		2	2

			1,447

CORPORATE BONDS & NOTES 15.7%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	200	289
6.625% due 05/15/2012		$300	313
6.875% due 09/15/2011		200	204
6.875% due 08/28/2012		200	211
7.000% due 02/01/2012		200	207
American International Group, Inc.
5.450% due 05/18/2017		40	41
5.850% due 01/16/2018		200	209
8.000% due 05/22/2068	EUR	400	570
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,067
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	288
4.250% due 04/05/2017		200	281
Bank of America Corp.
6.500% due 08/01/2016		$200	221
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	112
7.250% due 02/01/2018		100	116
CIT Group, Inc.
5.250% due 04/01/2014		300	302
Citigroup, Inc.
0.580% due 06/09/2016		300	283
1.753% due 01/13/2014		300	305
5.500% due 10/15/2014		400	431
Computer Sciences Corp.
5.000% due 02/15/2013		369	388
DR Horton, Inc.
6.000% due 04/15/2011		100	100
Ford Motor Credit Co. LLC
9.875% due 08/10/2011		400	411
International Lease Finance Corp.
5.400% due 02/15/2012		100	102
5.875% due 05/01/2013		200	206
6.500% due 09/01/2014		200	214
6.750% due 09/01/2016		200	215
iStar Financial, Inc.
5.150% due 03/01/2012		100	100
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.411% due 02/15/2012		10	10
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	80
6.875% due 05/02/2018 (a)		200	54
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	216
Merrill Lynch & Co., Inc.
1.466% due 07/22/2014	EUR	300	413
6.750% due 05/21/2013		200	302
6.875% due 04/25/2018		$300	333
Morgan Stanley
1.388% due 11/29/2013	EUR	340	469
1.426% due 01/16/2017		100	131
1.903% due 01/24/2014		$200	204
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	102
State Street Capital Trust IV
1.310% due 06/01/2077		100	83
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,087
Viacom, Inc.
6.125% due 10/05/2017		200	225
WM Covered Bond Program
3.875% due 09/27/2011	EUR	300	429
4.375% due 05/19/2014		200	291

			11,615

MORTGAGE-BACKED SECURITIES 8.3%
American Home Mortgage Investment Trust
1.960% due 09/25/2045		$136	119
Banc of America Mortgage Securities, Inc.
2.881% due 02/25/2036		132	107
BCAP LLC Trust
0.420% due 01/25/2037		165	103
Bear Stearns Adjustable Rate Mortgage Trust
2.685% due 08/25/2033		8	9
2.710% due 03/25/2035		136	131
2.934% due 03/25/2035		17	16
5.136% due 08/25/2035		100	101
Bear Stearns Alt-A Trust
0.410% due 02/25/2034		120	99
2.868% due 03/25/2036		159	91
2.928% due 11/25/2035 (a)		78	47
2.987% due 09/25/2035		78	61
5.089% due 11/25/2036		171	108
5.999% due 08/25/2036		109	75
Bear Stearns Structured Products, Inc.
5.222% due 12/26/2046		65	46
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		25	24
2.560% due 08/25/2035		42	37
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	315
Countrywide Alternative Loan Trust
0.464% due 03/20/2046		147	86
0.530% due 02/25/2037		123	75
0.584% due 11/20/2035		185	116
1.312% due 12/25/2035		202	128
1.812% due 11/25/2035		35	22

5.250% due 06/25/2035	30	27
6.000% due 04/25/2037	54	36
Countrywide Home Loan Mortgage Pass-Through Trust
0.480% due 05/25/2035	68	47
0.570% due 03/25/2035	134	81
0.580% due 02/25/2035	17	13
2.984% due 08/25/2034	71	53
3.118% due 11/25/2034	25	22
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	279	183
DBUBS Mortgage Trust
0.246% due 11/10/2046 (b)	400	7
1.402% due 11/10/2046 (b)	999	66
Greenpoint Mortgage Funding Trust
0.330% due 01/25/2047	47	43
GSR Mortgage Loan Trust
2.784% due 01/25/2036	204	173
2.907% due 09/25/2035	300	269
Harborview Mortgage Loan Trust
0.474% due 05/19/2035	63	43
3.025% due 05/19/2033	13	13
Indymac Index Mortgage Loan Trust
0.490% due 07/25/2035	53	35
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	31	29
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	195	192
JPMorgan Mortgage Trust
5.376% due 02/25/2036	116	106
5.515% due 07/27/2037	269	231
Mellon Residential Funding Corp.
0.695% due 12/15/2030	23	22
Merrill Lynch Floating Trust
0.797% due 07/09/2021	200	190
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035	38	35
Morgan Stanley Mortgage Loan Trust
3.632% due 06/25/2036	149	145
Residential Accredit Loans, Inc.
0.400% due 02/25/2047	66	34
0.430% due 06/25/2046	168	68
0.460% due 04/25/2046	143	61
Structured Adjustable Rate Mortgage Loan Trust
2.652% due 04/25/2034	20	18
Structured Asset Mortgage Investments, Inc.
0.460% due 05/25/2046	26	15
0.470% due 05/25/2036	185	110
0.470% due 09/25/2047	200	87
0.480% due 05/25/2045	50	34
0.604% due 03/19/2034	15	14
0.834% due 07/19/2034	8	7
0.914% due 09/19/2032	7	7
1.812% due 08/25/2047	81	48
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	51
Thornburg Mortgage Securities Trust
0.360% due 11/25/2046	72	71
Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021	153	152
Wachovia Mortgage Loan Trust LLC
3.073% due 10/20/2035	300	243
WaMu Mortgage Pass-Through Certificates
0.480% due 04/25/2045	18	16
0.560% due 01/25/2045	16	14
1.292% due 06/25/2046	91	69
1.312% due 02/25/2046	208	165
2.255% due 03/25/2033	31	30
2.575% due 03/25/2035	196	188
2.734% due 02/27/2034	16	17
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.252% due 07/25/2046	65	30
Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036	148	133
2.825% due 03/25/2036	232	208
2.854% due 04/25/2036	26	25
2.936% due 06/25/2035	94	94
5.143% due 07/25/2036	174	145

		6,133

MUNICIPAL BONDS & NOTES 2.0%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	106
7.550% due 04/01/2039	400	435
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	110
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	200	201
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	208
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	215
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	93
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	100

		1,468

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
0.685% due 03/01/2043	65	494
SLM Corp.
4.158% due 03/01/2043	900	19

		513

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
0.370% due 03/25/2034	$17	17
0.400% due 08/25/2034	11	10
0.600% due 09/25/2042	48	48
0.680% due 11/25/2040	383	383
0.700% due 11/25/2040	383	384
1.518% due 10/01/2044 (f)	45	45
2.142% due 12/01/2034	17	18
2.558% due 05/25/2035	41	42
2.686% due 11/01/2034 (f)	122	128
4.000% due 04/01/2041	2,000	1,964
5.480% due 07/01/2018 (f)	200	212
6.000% due 07/25/2044	31	35
Freddie Mac
0.755% due 12/15/2032	60	60
0.855% due 12/15/2037	236	237
1.513% due 10/25/2044	112	110
2.548% due 02/01/2029	13	14
4.644% due 03/01/2035 (f)	117	123
4.993% due 04/01/2035 (f)	285	301
Ginnie Mae
3.375% due 04/20/2028 - 06/20/2030	8	8
NCUA Guaranteed Notes
0.729% due 11/05/2020	2,054	2,051
0.819% due 12/08/2020	486	488
Tennessee Valley Authority
6.250% due 12/15/2017 (f)	400	474

		7,152

Total United States (Cost $28,816)		28,328

SHORT-TERM INSTRUMENTS 2.8%
CERTIFICATES OF DEPOSIT 1.1%
Banco Do Brasil S.A.
0.000% due 02/15/2012	$400	403
Itau Unibanco S.A.
1.350% due 07/19/2011	400	398

		801

U.S. TREASURY BILLS 1.5%
0.160% due 07/07/2011 - 09/22/2011 (c)(e)(g)	1,143	1,142

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.2%
	12,840	129

Total Short-Term Instruments (Cost $2,064)		2,072

Total Investments 89.3% (Cost $65,201)		$66,007
Written Options (i) (0.4%) (Premiums $245)		(286)
Other Assets and Liabilities (Net) 11.1%		8,229

Net Assets 100.0%		$73,950

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $670 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $1,064 at a weighted average interest rate of 0.460%. On March 31, 2011, securities valued at $1,283 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $473 and cash of $27 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euroyen June Futures	Long	06/2011	146	$8
90-Day Euribor December Futures	Long	12/2011	176	(230)
90-Day Euribor June Futures	Long	06/2011	42	(38)
90-Day Euribor September Futures	Long	09/2011	121	(93)
90-Day Eurodollar September Futures	Long	09/2011	43	3
Euro-Bobl June Futures	Long	06/2011	9	(11)
Japan Government 10-Year Bond June Futures	Long	06/2011	1	9

				$(352)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.354%	$1,000	$(5)	$0	$(5)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.483%	369	(1)	0	(1)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	0.553%	100	(1)	0	(1)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.515%	100	1	0	1
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.342%	200	(11)	(9)	(2)
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	3.687%	100	3	0	3
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.770%	200	(3)	0	(3)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.320%	100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	3.583%	200	4	0	4
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.871%	1,000	30	0	30
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.934%	200	(2)	0	(2)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.497%	100	(3)	0	(3)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.497%	100	(3)	0	(3)

							$9	$(9)	$18

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.595%		$100	$6	$2	$4
Australia Government Bond	BOA	1.000%	06/20/2015	0.427%		500	12	9	3
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		200	5	4	1
Australia Government Bond	RBS	1.000%	03/20/2016	0.505%		400	10	9	1
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.733%		400	5	(7)	12
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.346%		100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.346%		300	1	1	0
California State General Obligation Bonds, Series 2003	CITI	2.760%	03/20/2021	2.079%		200	10	0	10
California State General Obligation Bonds, Series 2003	MSC	2.950%	12/20/2020	2.074%		400	25	0	25
California State General Obligation Bonds, Series 2003	MSC	2.150%	03/20/2021	2.079%		100	1	0	1
China Government International Bond	DUB	1.000%	12/20/2015	0.647%		500	8	11	(3)
China Government International Bond	DUB	1.000%	03/20/2016	0.677%		400	6	4	2
Connecticut State General Obligation Notes, Series 2007	MSC	1.630%	03/20/2021	1.329%		100	2	0	2
France Government Bond	BOA	0.250%	12/20/2015	0.693%		500	(10)	(12)	2
France Government Bond	DUB	0.250%	12/20/2015	0.693%		1,200	(24)	(30)	6
France Government Bond	UBS	0.250%	12/20/2015	0.693%		100	(2)	(2)	0
France Government Bond	UBS	0.250%	03/20/2016	0.724%		400	(9)	(16)	7
Illinois State General Obligation Bonds, Series 2006	CITI	2.900%	03/20/2021	2.391%		100	4	0	4
Japan Government International Bond	UBS	1.000%	03/20/2016	0.965%		400	1	(3)	4
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.347%		400	2	2	0
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.347%		300	1	1	0
Pennsylvania State General Obligation Bonds, Series 2005	MSC	1.400%	03/20/2021	1.114%		200	4	0	4
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.294%		200	1	1	0
Russia Government International Bond	MLP	1.000%	12/20/2011	0.294%		300	2	1	1
South Korea Government Bond	CITI	1.000%	12/20/2015	0.920%		200	1	2	(1)
South Korea Government Bond	DUB	1.000%	03/20/2016	0.956%		200	0	(1)	1
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.389%	EUR	300	(2)	(5)	3
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%		$400	9	3	6
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%		1,600	37	14	23
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%		600	13	13	0

							$119	$1	$118

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$400	$3	$0	$3
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	500	(10)	(18)	8
MCDX-15 5-Year Index	GSC	1.000%	12/20/2015	200	(4)	(5)	1
MCDX-15 5-Year Index	MSC	1.000%	12/20/2015	100	(2)	(2)	0
MCDX-15 10-Year Index	CITI	1.000%	12/20/2020	300	(15)	(17)	2

					$(28)	$(42)	$14

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$1,870	JPY 155,210	$10	$1	$9

(6) At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	500	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		4,400	(3)	3	(6)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		6,900	67	72	(5)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	600	11	(4)	15
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BCLY		$1,900	29	37	(8)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BNP		3,500	54	36	18
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CITI		300	5	5	0
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GSC		700	10	20	(10)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HSBC		900	14	17	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		2,900	44	55	(11)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RBS		300	5	3	2
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		200	3	2	1
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		1,200	17	12	5
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		300	5	7	(2)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		200	3	6	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	550,000	103	100	3
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		150,000	28	26	2
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	24	(6)	30
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MSC	MXN	5,300	(9)	(6)	(3)
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		1,700	(8)	(7)	(1)

							$399	$378	$21

(i)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/20/2011	5	$3	$(4)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	8	4	(2)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/21/2011	12	5	(10)
Put - CBOT U.S. Treasury 10-Year Note May Futures	119.500	04/21/2011	5	4	(6)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	23	14	(5)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	23	10	(12)

				$40	$(39)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$2,800	$25	$(41)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	2	(7)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,000	39	(73)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	4	(6)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,100	11	(14)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	(10)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	700	7	(11)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	(8)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	700	7	(9)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	600	6	(9)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	(10)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0

							$129	$(198)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD		$1.363	04/20/2011	EUR	1,300	$13	$(1)
Put - OTC EUR versus USD		1.383	05/04/2011		1,000	10	(5)
Put - OTC EUR versus USD		1.390	05/04/2011		800	8	(6)
Put - OTC EUR versus USD		1.400	05/04/2011		800	9	(8)
Call - OTC USD versus CLP	CLP	511.500	04/05/2011		$200	3	0
Call - OTC USD versus CLP		511.500	04/05/2011		100	2	0
Call - OTC USD versus CLP		511.500	04/05/2011		200	3	0
Put - OTC USD versus JPY	JPY	76.500	04/20/2011		300	3	0
Call - OTC USD versus KRW	KRW	1,180.000	04/14/2011		100	1	0
Call - OTC USD versus KRW		1,180.000	04/14/2011		200	1	0
Call - OTC USD versus MXN	MXN	12.800	04/12/2011		500	5	0

						$58	$(20)

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$400	$2	$(3)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	300	2	(3)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	1,300	14	(23)

					$18	$(29)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(j)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.012%	01/20/2014	01/13/2011	$ 667	$ 711	0.96%

(k)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	506	04/2011	BCLY	$25	$0	$25
Sell		85	04/2011	BCLY	0	0	0
Sell		185	04/2011	BOA	0	(2)	(2)
Sell		88	04/2011	CITI	0	(1)	(1)
Sell		759	04/2011	CSFB	0	(6)	(6)
Sell		27	04/2011	DUB	0	(1)	(1)
Sell		204	04/2011	HSBC	0	(1)	(1)
Sell		97	04/2011	RBS	0	(1)	(1)
Buy		737	04/2011	UBS	0	(2)	(2)
Sell		822	04/2011	UBS	1	(1)	0
Buy	BRL	103	04/2011	BCLY	2	0	2
Sell		103	04/2011	CITI	0	(1)	(1)
Buy		103	06/2011	CITI	2	0	2
Buy	CAD	2,200	04/2011	CITI	6	0	6
Sell		105	04/2011	MSC	0	(1)	(1)
Sell		112	05/2011	DUB	0	(1)	(1)
Sell		224	05/2011	GSC	0	(2)	(2)
Sell		45	05/2011	HSBC	0	0	0
Sell		179	05/2011	RBC	0	(2)	(2)
Sell		1,775	06/2011	BCLY	0	(10)	(10)
Sell		170	06/2011	BNP	0	(1)	(1)
Buy	CNY	583	04/2011	BCLY	1	0	1
Sell		2,840	04/2011	CITI	0	(1)	(1)
Buy		291	04/2011	CSFB	0	0	0
Buy		185	04/2011	HSBC	0	0	0
Buy		212	04/2011	JPM	0	0	0
Buy		1,569	04/2011	MSC	3	0	3
Buy		1,580	06/2011	BCLY	6	0	6
Sell		4,871	06/2011	BCLY	0	(3)	(3)
Buy		977	06/2011	DUB	1	(1)	0
Buy		832	06/2011	HSBC	4	0	4
Buy		1,512	06/2011	JPM	2	0	2
Buy		3,060	06/2011	RBS	13	0	13
Buy		644	09/2011	BOA	2	0	2
Buy		631	09/2011	CITI	2	0	2
Buy		1,629	09/2011	HSBC	6	0	6
Buy		4,021	09/2011	JPM	16	0	16
Buy		144	11/2011	BCLY	0	0	0
Buy		866	11/2011	CITI	1	0	1
Buy		354	11/2011	JPM	0	0	0
Buy		941	09/2015	BCLY	2	0	2
Buy		430	09/2015	BOA	1	0	1
Buy		3,492	09/2015	CITI	2	0	2
Buy		640	09/2015	JPM	0	0	0
Buy		431	09/2015	MSC	1	0	1
Sell	DKK	117	05/2011	BNP	0	(1)	(1)
Buy	EUR	7,301	04/2011	BCLY	32	0	32
Buy		77	04/2011	BNP	0	0	0
Buy		1,351	04/2011	CITI	87	0	87
Sell		280	04/2011	CSFB	0	(2)	(2)
Sell		7,314	04/2011	DUB	0	(256)	(256)
Buy		7,300	04/2011	GSC	28	0	28
Sell		7,313	04/2011	HSBC	0	(261)	(261)
Buy		7,301	04/2011	JPM	30	0	30
Sell		7,272	04/2011	RBS	0	(288)	(288)
Buy		200	04/2011	UBS	2	0	2
Sell		7,301	05/2011	BCLY	0	(32)	(32)
Buy		2,058	05/2011	BNP	0	(6)	(6)
Sell		7,300	05/2011	GSC	0	(28)	(28)
Sell		7,301	05/2011	JPM	0	(30)	(30)
Sell	GBP	3,804	04/2011	BCLY	125	0	125
Buy		90	04/2011	BNP	0	(1)	(1)
Sell		4,120	04/2011	BNP	135	0	135
Buy		3,095	04/2011	CITI	0	(6)	(6)
Buy		88	04/2011	CSFB	0	0	0
Buy		1,609	04/2011	RBS	2	0	2
Buy		600	04/2011	UBS	1	0	1
Sell	IDR	1,453,600	04/2011	BOA	0	0	0
Buy		1,453,600	04/2011	JPM	9	0	9
Buy		417,960	07/2011	CITI	3	0	3
Sell		2,812,800	07/2011	CITI	0	(1)	(1)
Buy		869,140	07/2011	HSBC	6	0	6
Buy		2,473,230	07/2011	JPM	12	0	12
Buy		1,453,600	01/2012	BOA	1	0	1
Buy	INR	10,512	08/2011	CITI	7	0	7
Buy		3,500	08/2011	DUB	2	0	2
Buy		25,530	08/2011	MSC	19	0	19
Sell	JPY	1,234	04/2011	BCLY	0	0	0
Buy		13,845	04/2011	BNP	0	(2)	(2)
Sell		104,545	04/2011	BNP	4	0	4
Sell		11,620	04/2011	BOA	0	0	0
Sell		24,547	04/2011	CITI	3	0	3
Buy		13,949	04/2011	JPM	0	0	0
Sell		33,887	04/2011	RBC	2	0	2
Buy		169,651	04/2011	RBS	0	(32)	(32)
Sell		341,205	04/2011	RBS	0	(5)	(5)
Buy	KRW	191,470	05/2011	BCLY	4	0	4
Sell		304,192	05/2011	BCLY	0	(3)	(3)
Buy		264,315	05/2011	CITI	7	0	7
Sell		113,660	05/2011	CITI	0	0	0
Buy		1,064,141	05/2011	JPM	47	0	47
Sell		502,456	05/2011	JPM	0	(2)	(2)
Buy		309,695	05/2011	RBS	8	0	8
Sell		188,366	05/2011	RBS	0	(3)	(3)
Buy		155,495	08/2011	BCLY	4	0	4
Buy		55,882	08/2011	MSC	1	0	1
Buy		70,000	08/2011	RBS	1	0	1
Sell	MXN	2,418	07/2011	CITI	0	(2)	(2)
Buy		11,955	07/2011	HSBC	32	0	32
Sell		4,463	07/2011	HSBC	0	(2)	(2)
Sell		1,666	07/2011	MSC	0	(1)	(1)
Buy		1,337	07/2011	UBS	3	0	3
Buy	MYR	100	08/2011	BCLY	0	0	0
Buy		320	08/2011	CITI	2	0	2
Sell	NOK	488	04/2011	RBS	0	(1)	(1)
Buy		3,269	05/2011	BCLY	23	0	23
Buy		691	05/2011	CSFB	1	0	1
Buy		251	05/2011	UBS	1	0	1
Sell	NZD	1,226	04/2011	UBS	0	(11)	(11)
Buy	PHP	8,550	06/2011	CITI	3	0	3
Buy		4,170	06/2011	DUB	1	0	1
Buy		16,727	06/2011	HSBC	4	0	4
Buy		4,284	06/2011	JPM	1	0	1
Buy		8,540	06/2011	MSC	3	0	3
Sell	SEK	85	05/2011	BNP	0	0	0
Buy	SGD	96	09/2011	RBS	2	0	2
Buy	TWD	7,184	04/2011	CITI	1	0	1
Sell		7,184	04/2011	CITI	0	(1)	(1)
Buy		31	04/2011	DUB	0	0	0
Sell		31	04/2011	DUB	0	0	0
Buy		7,215	04/2011	HSBC	0	(5)	(5)
Sell		7,215	04/2011	HSBC	0	(1)	(1)
Buy		7,184	01/2012	CITI	1	0	1

					$759	$(1,021)	$(262)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,357	$0	$1,357
Mortgage-Backed Securities	0	410	0	410
Brazil
Corporate Bonds & Notes	0	404	0	404
Canada
Asset-Backed Securities	0	1,131	0	1,131
Sovereign Issues	0	2,266	0	2,266
Cayman Islands
Corporate Bonds & Notes	0	740	0	740
Denmark
Corporate Bonds & Notes	0	6	0	6
France
Corporate Bonds & Notes	0	4,190	0	4,190
Sovereign Issues	0	3,269	0	3,269
Germany
Asset-Backed Securities	0	101	0	101
Corporate Bonds & Notes	0	710	0	710
Sovereign Issues	0	1,575	0	1,575
Ireland
Mortgage-Backed Securities	0	93	0	93
Italy
Corporate Bonds & Notes	0	623	0	623
Japan
Mortgage-Backed Securities	0	109	0	109
Sovereign Issues	0	2,886	0	2,886
Jersey, Channel Islands
Corporate Bonds & Notes	0	421	0	421
Liberia
Corporate Bonds & Notes	0	212	0	212
Luxembourg
Corporate Bonds & Notes	0	139	0	139
Netherlands
Asset-Backed Securities	0	218	0	218
Corporate Bonds & Notes	0	1,398	0	1,398
Sovereign Issues	0	1,193	0	1,193
New Zealand
Sovereign Issues	0	1,075	0	1,075
Norway
Corporate Bonds & Notes	0	403	0	403
Russia
Corporate Bonds & Notes	0	362	0	362
South Korea
Sovereign Issues	0	149	0	149
Spain
Sovereign Issues	0	0	141	141
United Kingdom
Asset-Backed Securities	0	63	0	63
Corporate Bonds & Notes	0	4,666	0	4,666
Mortgage-Backed Securities	0	2,424	0	2,424
Sovereign Issues	0	2,873	0	2,873
United States
Asset-Backed Securities	0	1,447	0	1,447
Corporate Bonds & Notes	0	11,615	0	11,615
Mortgage-Backed Securities	0	6,133	0	6,133
Municipal Bonds & Notes	0	1,468	0	1,468
Preferred Securities	19	0	494	513
U.S. Government Agencies	0	4,613	2,539	7,152
Short-Term Instruments
Certificates of Deposit	0	801	0	801
U.S. Treasury Bills	0	1,142	0	1,142

PIMCO Short-Term Floating NAV Portfolio	129	0	0	129
	$148	$62,685	$3,174	$66,007

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	174	0	174
Foreign Exchange Contracts	0	768	0	768
Interest Rate Contracts	20	76	0	96
	$20	$1,018	$0	$1,038

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(24)	0	(24)
Foreign Exchange Contracts	0	(1,041)	0	(1,041)
Interest Rate Contracts	(372)	(292)	(29)	(693)
	$(372)	$(1,357)	$(29)	$(1,758)

Totals	$(204)	$62,346	$3,145	$65,287

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Japan
Mortgage-Backed Securities	$102	$0	$0	$0	$0	$0	$(102)	$0	$0	$0
Spain
Sovereign Issues	0	142	0	0	0	0	(1)	0	141	(1)
United States
Mortgage-Backed Securities	2	0	0	0	0	(2)	0	0	0	0
Preferred Securities	496	0	0	0	0	(2)	0	0	494	(2)
U.S. Government Agencies	2,576	0	(52)	0	0	15	0	0	2,539	14

	$3,176	$142	$(52)	$0	$0	$11	$(103)	$0	$3,174	$11
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(27)	0	0	0	0	(2)	0	0	(29)	(1)

	$(27)	$0	$0	$0	$0	$(2)	$0	$0	$(29)	$(1)

Totals	$3,149	$142	$(52)	$0	$0	$9	$(103)	$0	$3,145	$10

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.3%
CORPORATE BONDS & NOTES 0.1%
National Australia Bank Ltd.
0.538% due 06/29/2016		$600	$599

MORTGAGE-BACKED SECURITIES 0.5%
Medallion Trust
0.442% due 05/25/2035		360	353
Puma Finance Ltd.
0.384% due 02/21/2038		319	308
4.980% due 08/22/2037	AUD	387	385
5.350% due 07/12/2036		114	116
Swan Trust
0.392% due 05/12/2037		$364	357
5.062% due 05/12/2037	AUD	501	507
Torrens Trust
5.230% due 10/19/2038		575	582

			2,608

SOVEREIGN ISSUES 2.7%
Australia Government Bond
4.500% due 04/15/2020		6,400	6,173
5.750% due 05/15/2021		8,500	8,970

			15,143

Total Australia (Cost $17,478)			18,350

BRAZIL 3.6%
CORPORATE BONDS & NOTES 3.4%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	3,900	5,480
Banco Santander Brasil S.A.
2.409% due 03/18/2014		$3,700	3,713
4.250% due 01/14/2016		200	200
4.500% due 04/06/2015		1,500	1,532
Banco Votorantim Ltd.
3.308% due 03/28/2014		2,400	2,397
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,788
BM&FBovespa S.A.
5.500% due 07/16/2020		300	308
CSN Islands XI Corp.
6.875% due 09/21/2019		400	446
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,140
GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	226

			19,230

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,128

Total Brazil (Cost $19,876)			20,358

CANADA 3.2%
ASSET-BACKED SECURITIES 0.3%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	1,600	1,664

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,081

SOVEREIGN ISSUES 2.7%
Canada Government International Bond
3.000% due 12/01/2015	CAD	14,300	14,963

Total Canada (Cost $17,065)			17,708

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.610% due 06/01/2017		$1,774	1,702

Total Cayman Islands (Cost $1,683)			1,702

FRANCE 0.6%
CORPORATE BONDS & NOTES 0.6%
Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,118
Vivendi S.A.
5.750% due 04/04/2013		900	966
6.625% due 04/04/2018		100	112

Total France (Cost $2,969)			3,196

GERMANY 4.9%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
0.987% due 10/21/2015	EUR	179	252

CORPORATE BONDS & NOTES 0.6%
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,292

SOVEREIGN ISSUES 4.3%
Republic of Germany
2.000% due 02/26/2016		10,800	14,843
4.000% due 01/04/2018		4,000	6,003
4.250% due 07/04/2018		2,100	3,199

			24,045

Total Germany (Cost $27,687)			27,589

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.4%
Depfa ACS Bank
3.250% due 02/15/2012	EUR	1,800	2,538

MORTGAGE-BACKED SECURITIES 0.2%
Immeo Residential Finance PLC
1.333% due 12/15/2016		689	929

Total Ireland (Cost $3,522)			3,467

ITALY 3.0%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.335% due 12/12/2028	EUR	329	452
Split SRL
1.165% due 10/25/2018		42	59

			511

SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014		11,300	16,067

Total Italy (Cost $17,430)			16,578

JERSEY, CHANNEL ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.7%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,748	3,906

CORPORATE BONDS & NOTES 0.3%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,714

Total Jersey, Channel Islands (Cost $4,876)			5,620

MEXICO 0.6%
CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,066
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,115

Total Mexico (Cost $3,094)			3,181

NETHERLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	1,436
Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	11,023
Waha Aerospace BV
3.925% due 07/28/2020		$475	476

Total Netherlands (Cost $12,035)			12,935

NEW ZEALAND 0.3%
CORPORATE BONDS & NOTES 0.3%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,636

Total New Zealand (Cost $1,500)			1,636

NORWAY 1.3%
CORPORATE BONDS & NOTES 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	996

SOVEREIGN ISSUES 1.1%
Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	6,054

Total Norway (Cost $6,348)			7,050

QATAR 1.0%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,111

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,320

Total Qatar (Cost $5,502)			5,431

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$1,100	1,326
Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018		300	355

Total Russia (Cost $1,455)			1,681

SOUTH KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	513
5.750% due 05/22/2013	EUR	500	745
5.875% due 01/14/2015		$2,600	2,849

Total South Korea (Cost $4,038)			4,107

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.7%
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		$3,500	3,468
3.724% due 01/20/2015		400	387

			3,855

MORTGAGE-BACKED SECURITIES 0.0%
Bancaja Fondo de Titulizacion de Activos
1.135% due 10/25/2037	EUR	118	140

Total Spain (Cost $4,039)			3,995

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Nordea Bank AB
1.203% due 01/14/2014		$3,500	3,536

Total Sweden (Cost $3,500)			3,536

SWITZERLAND 2.0%
CORPORATE BONDS & NOTES 2.0%
UBS AG
5.750% due 04/25/2018		$1,900	2,046
5.875% due 12/20/2017		8,500	9,281

Total Switzerland (Cost $10,627)			11,327

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,192

Total United Arab Emirates (Cost $2,091)			2,192

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.4%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,200	1,759
BP Capital Markets PLC
0.450% due 04/11/2011		$400	400
HBOS PLC
6.750% due 05/21/2018		800	783
LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	1,124
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	917
12.000% due 12/29/2049		2,100	2,461
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	202
XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	104

			7,750

SOVEREIGN ISSUES 0.3%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	400	653
4.750% due 12/07/2038		500	855

			1,508

Total United Kingdom (Cost $8,933)			9,258

UNITED STATES 59.3%
ASSET-BACKED SECURITIES 1.8%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$51	51
Amortizing Residential Collateral Trust
0.830% due 07/25/2032		1	1
0.950% due 10/25/2031		2	2
Asset-Backed Funding Certificates
0.310% due 01/25/2037		17	17
Capital Auto Receivables Asset Trust
1.705% due 10/15/2012		277	278
Carrington Mortgage Loan Trust
0.300% due 12/25/2036		219	211
Conseco Finance Securitizations Corp.
6.990% due 07/01/2031		2,402	2,468
Countrywide Asset-Backed Certificates
0.300% due 08/25/2037		110	107
Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		1	1
Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036		65	56
Denver Arena Trust
6.940% due 11/15/2019		100	103
Ford Credit Auto Owner Trust
1.675% due 06/15/2012		89	89
Home Equity Mortgage Trust
5.500% due 01/25/2037		197	33
JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		70	68
Morgan Stanley ABS Capital I
1.050% due 07/25/2037		2,949	2,697
Nelnet Student Loan Trust
0.318% due 12/27/2016		241	240
SACO I, Inc.
0.310% due 05/25/2036		15	13
0.450% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC Trust
0.300% due 12/25/2036		56	54
SLC Student Loan Trust
0.760% due 06/15/2017		695	695
SLM Student Loan Trust
0.303% due 10/25/2016		24	24
0.383% due 04/26/2021		1,033	1,030
0.509% due 12/17/2018		109	108
0.803% due 10/25/2017		1,600	1,603
Structured Asset Securities Corp.
0.650% due 05/25/2034		8	8
1.750% due 04/25/2035		32	25
Washington Mutual Asset-Backed Certificates
0.310% due 10/25/2036		155	108
Wells Fargo Home Equity Trust
0.480% due 10/25/2035		8	8

			10,102

BANK LOAN OBLIGATIONS 1.4%
American General Finance Corp.
7.250% due 04/21/2015		1,500	1,504
CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,015
Fresenius Medical Care Capital Trust
1.682% due 03/31/2013		1,000	998
HCA, Inc.
1.557% due 11/17/2012		1,000	995
2.557% due 11/14/2013		2,000	1,994
Vodafone Group PLC
6.875% due 08/11/2015		1,449	1,464

			7,970

CORPORATE BONDS & NOTES 29.4%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	900	1,298
Altria Group, Inc.
9.250% due 08/06/2019		$1,000	1,305
American Express Credit Corp.
5.875% due 05/02/2013		200	216
American International Group, Inc.
0.409% due 03/20/2012		400	397
5.750% due 03/15/2067	GBP	800	1,110
8.000% due 05/22/2068	EUR	1,700	2,421
8.175% due 05/15/2068		$1,600	1,734
8.250% due 08/15/2018		100	117
AutoZone, Inc.
5.875% due 10/15/2012		100	107
Banco do Brasil S.A.
1.800% due 02/14/2014		2,700	2,699
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,123
7.250% due 02/01/2018		1,300	1,514
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,601
6.400% due 06/15/2016		200	218
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,771
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,019
CIT Group, Inc.
5.250% due 04/01/2014		400	402
7.000% due 05/01/2013		442	452
7.000% due 05/01/2014		600	612
7.000% due 05/01/2015		200	202
7.000% due 05/01/2016		333	334
7.000% due 05/01/2017		466	468
Citigroup, Inc.
1.753% due 01/13/2014		500	508
3.625% due 11/30/2017	EUR	9,600	12,824
4.587% due 12/15/2015		$300	310
4.750% due 05/31/2017	EUR	100	136
4.750% due 02/10/2019		200	271
6.125% due 05/15/2018		$1,600	1,745
8.125% due 07/15/2039		800	1,006
8.500% due 05/22/2019		2,700	3,332
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,063
CMS Energy Corp.
1.253% due 01/15/2013		200	198
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,221	1,386
Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,788
CSX Corp.
6.300% due 03/15/2012		200	210
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,110
DISH DBS Corp.
6.375% due 10/01/2011		100	102

DR Horton, Inc.
6.000% due 04/15/2011		200	200
6.500% due 04/15/2016		4,500	4,725
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	306
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	110
Erac USA Finance LLC
5.800% due 10/15/2012		800	850
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	324
8.000% due 06/01/2014		1,800	2,002
8.700% due 10/01/2014		2,400	2,724
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,029
Goldman Sachs Group, Inc.
0.703% due 07/22/2015		500	486
0.803% due 01/12/2015		700	693
0.908% due 09/29/2014		800	795
1.383% due 02/04/2013	EUR	200	281
3.700% due 08/01/2015		$1,200	1,208
5.375% due 02/15/2013	EUR	200	294
International Lease Finance Corp.
5.350% due 03/01/2012		$200	204
5.400% due 02/15/2012		200	204
5.550% due 09/05/2012		9,500	9,738
6.750% due 09/01/2016		1,300	1,398
7.125% due 09/01/2018		1,200	1,295
iStar Financial, Inc.
5.150% due 03/01/2012		200	200
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	207
KB Home
5.875% due 01/15/2015		$1,200	1,191
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	265
6.875% due 05/02/2018 (a)		800	214
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,078
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,163
Masco Corp.
6.125% due 10/03/2016		200	205
MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,185
Metropolitan Life Global Funding I
0.560% due 03/15/2012		900	901
5.125% due 04/10/2013		1,300	1,387
Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,078
Morgan Stanley
0.783% due 10/15/2015		1,000	961
1.395% due 04/13/2016	EUR	700	925
6.625% due 04/01/2018		$1,600	1,758
Motorola Solutions, Inc.
5.375% due 11/15/2012		11,090	11,668
8.000% due 11/01/2011		1,300	1,350
Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,508
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	541
NextEra Energy Capital Holdings, Inc.
1.189% due 06/17/2011		600	601
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,101
Pricoa Global Funding I
0.438% due 06/26/2012		900	895
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	861
Puget Energy, Inc.
6.500% due 12/15/2020		3,200	3,215
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,049
Springleaf Finance Corp.
4.875% due 07/15/2012		100	99
Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,190
Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,218
UAL Pass-Through Trust
10.400% due 05/01/2018		1,323	1,514
UST LLC
5.750% due 03/01/2018		1,000	1,062
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,575

			164,140

MORTGAGE-BACKED SECURITIES 11.6%
Adjustable Rate Mortgage Trust
2.969% due 09/25/2035		$40	31
American Home Mortgage Assets
0.440% due 05/25/2046		521	316
0.460% due 10/25/2046		699	398
Banc of America Funding Corp.
2.796% due 02/20/2036		789	758
5.888% due 04/25/2037		755	637
5.937% due 10/20/2046		380	262
Banc of America Large Loan, Inc.
2.005% due 11/15/2015		2,658	2,515
Banc of America Mortgage Securities, Inc.
2.926% due 05/25/2035		4,900	3,949
BCAP LLC Trust
0.420% due 01/25/2037		605	377
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		244	235
2.400% due 08/25/2035		6,731	6,500
2.685% due 08/25/2033		38	38
2.710% due 03/25/2035		327	315
2.839% due 05/25/2034		86	83
2.875% due 10/25/2033		34	36
2.934% due 03/25/2035		99	96
3.607% due 11/25/2034		23	23
4.137% due 05/25/2034		22	22
5.297% due 05/25/2047		806	624
Bear Stearns Alt-A Trust
2.928% due 11/25/2035 (a)		310	189
2.987% due 09/25/2035		234	183
5.999% due 08/25/2036		436	299
Bear Stearns Commercial Mortgage Securities
0.365% due 03/15/2019		1,117	1,100
Bear Stearns Structured Products, Inc.
5.222% due 12/26/2046		194	138
CC Mortgage Funding Corp.
0.430% due 07/25/2036		203	129
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		400	413
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		127	121
2.560% due 08/25/2035		125	112
Countrywide Alternative Loan Trust
0.434% due 02/20/2047		402	225
0.448% due 12/20/2046		807	465
0.464% due 03/20/2046		246	144
0.464% due 07/20/2046		703	317
0.530% due 02/25/2037		307	188
0.600% due 05/25/2037		170	100
1.812% due 11/25/2035		70	44
2.352% due 11/25/2035		70	44
5.250% due 06/25/2035		61	54
5.701% due 11/25/2035		698	457
5.801% due 08/25/2036		171	172
6.000% due 04/25/2037		162	109
6.250% due 08/25/2037		76	50
6.500% due 06/25/2036		375	231
Countrywide Home Loan Mortgage Pass-Through Trust
0.480% due 05/25/2035		159	109
0.540% due 04/25/2035		49	33
0.570% due 03/25/2035		182	106
0.580% due 02/25/2035		17	13
0.630% due 09/25/2034		19	12
2.984% due 08/25/2034		14	11
3.118% due 11/25/2034		49	43
4.195% due 11/19/2033		70	70
5.250% due 02/20/2036		729	517
5.750% due 12/25/2035		1,289	1,146
7.500% due 06/25/2035		2,384	2,390
Credit Suisse First Boston Mortgage Securities Corp.
2.675% due 08/25/2033		64	65
6.500% due 04/25/2033		2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		246	146
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036		714	454
First Horizon Asset Securities, Inc.
2.708% due 12/25/2033		24	24
6.250% due 08/25/2017		27	28
Greenpoint Mortgage Funding Trust
0.520% due 11/25/2045		17	11
GSR Mortgage Loan Trust
1.990% due 03/25/2033		28	29
2.554% due 06/25/2034		17	15
2.796% due 09/25/2035		681	668
Harborview Mortgage Loan Trust
0.444% due 01/19/2038		1,797	1,189
0.624% due 02/19/2034		4	4
1.162% due 12/19/2036		259	146
3.025% due 05/19/2033		59	59
Indymac Index Mortgage Loan Trust
5.018% due 09/25/2035		552	498
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		123	118
JPMorgan Mortgage Trust
2.162% due 11/25/2033		30	30
2.922% due 07/25/2035		394	393
2.967% due 07/25/2035		343	348
5.041% due 02/25/2035		54	55
MASTR Alternative Loans Trust
0.650% due 03/25/2036		74	23
Mellon Residential Funding Corp.
0.695% due 12/15/2030		23	22
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		300	315
Merrill Lynch Floating Trust
0.797% due 07/09/2021		800	761
Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		217	167
0.500% due 08/25/2036		50	41
2.305% due 02/25/2033		26	25
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		15,290	14,056

Nomura Asset Acceptance Corp.
2.605% due 10/25/2035		38	28
Residential Accredit Loans, Inc.
0.400% due 02/25/2047		265	136
0.430% due 06/25/2046		674	274
0.460% due 04/25/2046		285	121
RiverView HECM Trust
0.310% due 07/25/2047		2,233	2,119
Structured Adjustable Rate Mortgage Loan Trust
2.585% due 02/25/2034		29	29
2.652% due 04/25/2034		80	73
5.205% due 09/25/2034		100	95
Structured Asset Mortgage Investments, Inc.
0.440% due 07/25/2046		786	490
0.460% due 05/25/2046		180	103
0.470% due 05/25/2036		800	477
0.470% due 09/25/2047		600	260
0.503% due 07/19/2035		592	524
0.530% due 02/25/2036		959	583
0.604% due 03/19/2034		15	14
0.834% due 07/19/2034		8	7
Thornburg Mortgage Securities Trust
0.350% due 03/25/2037		1,684	1,653
0.360% due 11/25/2046		287	284
Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021		408	404
WaMu Mortgage Pass-Through Certificates
0.520% due 12/25/2045		102	86
0.540% due 10/25/2045		5,336	4,634
0.560% due 01/25/2045		16	14
0.570% due 01/25/2045		16	14
1.012% due 02/25/2047		731	472
1.712% due 08/25/2042		11	10
2.573% due 03/25/2034		95	95
2.696% due 06/25/2033		26	25
2.712% due 09/25/2033		2,217	2,208
2.734% due 02/27/2034		11	11
2.984% due 07/25/2046		372	287
3.648% due 02/25/2037		784	629
5.424% due 11/25/2036		1,811	1,424
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.252% due 07/25/2046		131	59
Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		246	221
2.854% due 04/25/2036		52	50
4.500% due 11/25/2018		93	95
4.750% due 10/25/2018		47	47

			64,696

MUNICIPAL BONDS & NOTES 2.9%
Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039		3,100	2,799
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,400	1,375
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		600	339
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	1,029
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		2,500	2,691
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043		2,700	2,735
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		2,600	2,691
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	266
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	5
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,150	2,201

			16,131

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.685% due 06/01/2047		58	441
SLM Corp.
3.496% due 06/01/2047		500	11
4.158% due 06/01/2047		3,100	66

			518

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.000% due 06/01/2017 (g)		$2,600	2,121
0.370% due 03/25/2034		17	17
0.400% due 08/25/2034		11	10
0.450% due 10/27/2037		1,600	1,590
2.142% due 12/01/2034		17	18
2.464% due 10/01/2034		7	7
2.686% due 11/01/2034		122	128
3.500% due 08/01/2025 - 03/01/2026		20,792	20,858
4.000% due 09/01/2025 - 02/01/2041		18,420	18,510
4.500% due 01/01/2023 - 03/01/2025		2,776	2,915
5.500% due 03/25/2028 - 05/01/2047		209	218
6.000% due 07/25/2044		62	69
Freddie Mac
0.485% due 02/15/2019		515	515
0.530% due 09/25/2031		43	41
0.755% due 04/15/2028		498	500
1.513% due 10/25/2044		93	92
2.548% due 02/01/2029		13	14
3.287% due 04/01/2037		118	122
4.500% due 02/15/2017		56	57
5.000% due 03/15/2017		42	43
6.000% due 04/15/2036		939	1,057
Ginnie Mae
2.125% due 11/20/2024		4	3
6.000% due 09/20/2038		268	289

			49,194

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011		887	891
3.000% due 07/15/2012		490	525
3.375% due 01/15/2012		620	650
U.S. Treasury Notes
2.250% due 03/31/2016		16,100	16,097

			18,163

Total United States (Cost $316,744)			330,914

SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 0.4%
Itau Unibanco S.A.
1.670% due 02/06/2012		$2,000	1,971

REPURCHASE AGREEMENTS 2.7%
Citigroup Global Markets, Inc.
0.140% due 04/01/2011		14,900	14,900
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $15,214. Repurchase proceeds are $14,900.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		353	353
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $365. Repurchase proceeds are $353.)

			15,253

JAPAN TREASURY BILLS 4.1%
0.109% due 04/11/2011	JPY	1,920,000	23,082

U.S. TREASURY BILLS 1.5%
0.155% due 06/16/2011 - 09/08/2011 (b)(e)(f)(g)		$8,400	8,395

Total Short-Term Instruments (Cost $48,690)			48,701

Total Investments 100.4% (Cost $541,182)			$560,512
Written Options (i) (0.1%) (Premiums $407)			(641)
Other Assets and Liabilities (Net) (0.3%)			(1,625)

Net Assets 100.0%			$558,246

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $6,575 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $290 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2011.

(g)	Securities with an aggregate market value of $1,550 and cash of $16 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2012	164	$(130)
90-Day Euribor March Futures	Long	03/2013	88	(26)
Euro-Bobl June Futures	Long	06/2011	220	(264)
Euro-BTP Italian Government Bond June Futures	Long	06/2011	4	5
Euro-Bund 10-Year Bond June Futures	Long	06/2011	288	(44)

				$(459)

(h)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.388%		$1,000	$(5)	$0	$(5)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.354%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	0.677%		200	(6)	0	(6)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	0.677%		500	(14)	0	(14)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	0.888%		600	(1)	47	(48)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	1.862%		1,100	(14)	0	(14)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	1.862%		600	(9)	0	(9)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	2.503%		700	12	0	12
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	2.503%		300	4	0	4
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.651%		1,500	(17)	7	(24)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.163%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.596%		5,900	(77)	266	(343)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.818%		1,000	32	36	(4)
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.509%		1,200	18	16	2
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.818%		3,800	121	41	80
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	1.487%		4,700	128	(3)	131
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.637%		100	(9)	3	(12)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.430%		2,000	61	0	61
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.631%	EUR	6,600	(910)	247	(1,157)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.441%		$1,000	31	64	(33)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.748%		1,000	44	0	44
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	0.344%		200	0	0	0
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.169%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.712%		2,000	(15)	46	(61)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	0.553%		200	(2)	0	(2)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.175%		4,500	248	472	(224)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.474%		800	(31)	0	(31)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.473%		1,000	(1)	0	(1)
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	0.508%		100	(2)	0	(2)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.515%		200	3	0	3
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	1.936%		9,500	(438)	772	(1,210)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.515%		200	3	0	3
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	3.687%		200	6	0	6
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.811%		1,000	3	0	3
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	0.976%		1,500	(2)	24	(26)
KB Home	DUB	(5.000%	)	03/20/2015	3.616%		1,200	(61)	(93)	32
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.625%		2,000	89	0	89
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.181%		1,000	(39)	0	(39)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.770%		1,000	6	0	6
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.770%		1,000	3	0	3
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.669%		200	18	0	18
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	0.965%		10,800	(10)	71	(81)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.959%		1,000	18	0	18
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.595%		500	(8)	0	(8)
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.485%		200	12	0	12
Motorola Solutions, Inc.	BCLY	(1.000%	)	12/20/2011	0.213%		1,400	(9)	51	(60)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.388%		11,090	(121)	411	(532)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.146%		7,800	69	90	(21)
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.174%		1,800	14	0	14
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.685%		500	(27)	0	(27)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.264%		1,000	(7)	0	(7)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.142%		1,000	(67)	0	(67)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.672%		1,000	(9)	0	(9)
Springleaf Finance Corp.	MLP	(1.370%	)	12/20/2017	5.679%		100	19	0	19
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.201%		200	(1)	0	(1)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	0.878%		4,000	(15)	136	(151)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.592%	EUR	800	(55)	0	(55)
UBS AG	BNP	(2.980%	)	03/20/2019	1.034%		$100	(14)	0	(14)
UBS AG	BOA	(2.280%	)	06/20/2018	1.009%		1,300	(107)	0	(107)
UBS AG	DUB	(1.000%	)	12/20/2017	0.993%		8,000	(6)	40	(46)
UST LLC	GSC	(0.720%	)	03/20/2018	0.361%		1,000	(23)	0	(23)
Vivendi S.A.	BNP	(1.743%	)	06/20/2013	0.497%		300	(9)	0	(9)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.497%		300	(9)	0	(9)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.497%		300	(9)	0	(9)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.172%		100	(2)	0	(2)
WPP PLC	BCLY	(3.750%	)	06/20/2017	0.886%	GBP	1,000	(260)	0	(260)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.413%		$100	0	0	0

								$(1,469)	$2,744	$(4,213)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	03/20/2015	0.408%		$700	$16	$11	$5
Australia Government Bond	DUB	1.000%	03/20/2016	0.505%		700	17	16	1
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.647%	EUR	100	2	(15)	17
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.655%		$500	90	8	82
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.655%		1,100	196	9	187
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.696%		200	37	3	34
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.655%		300	54	2	52
Brazil Government International Bond	CITI	1.000%	03/20/2016	1.081%		4,200	(14)	(40)	26
China Government International Bond	BCLY	0.850%	12/20/2014	0.522%		1,600	20	0	20
China Government International Bond	JPM	0.820%	12/20/2014	0.522%		300	3	0	3
China Government International Bond	RBS	0.810%	12/20/2014	0.522%		2,400	26	0	26
China Government International Bond	RBS	0.815%	12/20/2014	0.522%		1,000	11	0	11
Egypt Government International Bond	MSC	1.000%	03/20/2016	3.390%		300	(31)	(36)	5
Export-Import Bank of Korea	HSBC	1.000%	09/20/2011	0.533%		1,900	5	3	2
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.147%		1,000	61	12	49
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	0.343%		5,100	9	(51)	60
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	0.343%		7,500	13	(82)	95
SLM Corp.	CITI	5.000%	06/20/2011	0.427%		1,200	14	(228)	242

							$529	$(388)	$917

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	UBS	(5.000%	)	12/20/2015	$20,000	$(694)	$(813)	$119

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE.AA.06-1 Index	CSFB	0.320%	07/25/2045	$475	$(213)	$(142)	$(71)
ABX.HE.AAA.06-2 Index	DUB	0.110%	05/25/2046	483	(201)	(148)	(53)

					$(414)	$(290)	$(124)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$19	$1	$18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	11	0	11
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	583	256	327
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		22,700	(12)	44	(56)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BCLY	AUD	4,400	(5)	3	(8)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		2,000	5	(5)	10
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RBS	JPY	8,400,000	51	(2)	53
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB		5,120,000	964	932	32
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		1,150,000	216	200	16

							$1,832	$1,429	$403

(i)	Written options outstanding on March 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		$39,100	$209	$(571)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011		8,500	34	(3)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011		8,500	34	(53)
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	130	(14)

								$407	$(641)

(j)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	04/01/2026	$8,000	$8,178	$(8,212)
Fannie Mae	4.000%	04/01/2041	4,000	3,919	(3,928)
Fannie Mae	4.500%	04/01/2026	2,000	2,087	(2,095)
Ginnie Mae	5.000%	05/01/2041	27,000	28,558	(28,523)
Ginnie Mae	5.500%	05/01/2041	38,000	40,998	(41,046)

				$83,740	$(83,804)

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,338	04/2011	BNP	$24	$0	$24
Buy		6,400	04/2011	BOA	358	0	358
Sell		8,725	04/2011	CITI	0	(430)	(430)
Sell		4,061	04/2011	HSBC	5	0	5
Sell		5,939	04/2011	RBS	0	(254)	(254)
Buy		1,654	04/2011	WBC	89	0	89
Buy	BRL	3,326	04/2011	BCLY	77	0	77
Buy		848	04/2011	CITI	12	0	12
Sell		455	04/2011	HSBC	0	(8)	(8)
Sell		3,720	04/2011	UBS	0	(117)	(117)
Sell		848	06/2011	CITI	0	(13)	(13)
Buy	CAD	320	04/2011	BCLY	0	0	0
Sell		6,072	06/2011	BNP	0	(39)	(39)
Buy	CNY	44,970	06/2011	BCLY	98	0	98
Sell		22,836	06/2011	DUB	0	(103)	(103)
Buy		30,618	09/2011	MSC	122	0	122
Sell		30,590	09/2011	RBS	0	(118)	(118)
Buy		9,648	01/2015	DUB	0	(19)	(19)
Buy		29,440	09/2015	RBS	285	0	285
Buy	DKK	1,200	04/2011	BCLY	0	0	0
Buy		17,063	05/2011	BNP	85	0	85
Buy	EUR	21,248	04/2011	BCLY	1,186	0	1,186
Sell		580	04/2011	BNP	0	(22)	(22)
Sell		20,544	04/2011	BOA	0	(931)	(931)
Buy		26,970	04/2011	CITI	1,550	0	1,550
Sell		24,421	04/2011	CITI	0	(1,436)	(1,436)
Sell		6,765	04/2011	CSFB	16	0	16
Buy		1,109	04/2011	DUB	18	0	18
Sell		4,013	04/2011	MSC	0	(106)	(106)
Sell		532	04/2011	RBC	0	0	0
Buy		20,503	04/2011	RBS	1,165	0	1,165
Sell		342	04/2011	RBS	0	(7)	(7)
Buy		10,770	05/2011	CITI	0	(22)	(22)
Buy	GBP	620	04/2011	BCLY	0	0	0
Buy		4,555	06/2011	BOA	0	(12)	(12)
Buy		6,844	06/2011	CITI	0	(8)	(8)
Buy		6,843	06/2011	CSFB	0	(11)	(11)
Sell		9	06/2011	RBC	0	0	0
Buy	IDR	893,187	07/2011	JPM	5	0	5
Buy		920,000	10/2011	CITI	4	0	4
Buy		23,139,240	10/2011	DUB	49	0	49
Buy		22,569,500	10/2011	RBS	133	0	133
Buy	INR	104,391	08/2011	CITI	66	0	66
Sell		59,100	08/2011	CITI	0	(22)	(22)
Buy		14,200	08/2011	DUB	8	0	8
Sell		59,125	08/2011	JPM	0	(23)	(23)
Sell	JPY	445,000	04/2011	CITI	61	0	61
Buy		12,249,525	04/2011	JPM	0	(4,311)	(4,311)
Sell		1,920,000	04/2011	RBS	56	0	56
Buy		1,528,870	05/2011	JPM	0	(38)	(38)
Buy	KRW	6,005,156	04/2011	CITI	61	0	61
Sell		6,005,156	04/2011	CITI	0	(93)	(93)
Buy		6,005,156	08/2011	CITI	95	0	95
Buy	MYR	308	05/2011	CITI	2	0	2
Buy		2,100	08/2011	BCLY	12	0	12
Buy		3,930	08/2011	CITI	21	0	21
Buy		1,094	08/2011	HSBC	5	0	5
Buy		700	08/2011	JPM	3	0	3
Buy	NOK	26,298	05/2011	BCLY	182	0	182
Sell		14,460	05/2011	CITI	5	0	5
Buy		30,918	05/2011	MSC	59	0	59
Buy	SEK	16,421	05/2011	BNP	51	0	51
Buy	SGD	3,492	06/2011	DUB	91	0	91
Buy		300	09/2011	BCLY	3	0	3
Buy		800	09/2011	CITI	9	0	9
Buy		400	09/2011	DUB	4	0	4
Buy		959	09/2011	JPM	10	0	10
Buy		800	09/2011	RBS	9	0	9
Buy	TWD	420	04/2011	CITI	0	0	0
Sell		420	04/2011	CITI	0	0	0
Buy		420	04/2011	DUB	0	0	0
Sell		421	04/2011	DUB	0	0	0
Sell		421	01/2011	CITI	0	0	0
Buy		74,022	01/2011	DUB	0	(11)	(11)
Buy	ZAR	97	07/2011	JPM	0	0	0

					$6,094	$(8,154)	$(2,060)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$599	$0	$599
Mortgage-Backed Securities	0	2,608	0	2,608
Sovereign Issues	0	15,143	0	15,143
Brazil
Corporate Bonds & Notes	0	16,833	2,397	19,230
Sovereign Issues	0	1,128	0	1,128
Canada
Asset-Backed Securities	0	1,664	0	1,664
Corporate Bonds & Notes	0	1,081	0	1,081
Sovereign Issues	0	14,963	0	14,963
Cayman Islands
Asset-Backed Securities	0	0	1,702	1,702
France
Corporate Bonds & Notes	0	3,196	0	3,196
Germany
Asset-Backed Securities	0	252	0	252
Corporate Bonds & Notes	0	3,292	0	3,292
Sovereign Issues	0	24,045	0	24,045
Ireland
Corporate Bonds & Notes	0	2,538	0	2,538
Mortgage-Backed Securities	0	929	0	929
Italy
Asset-Backed Securities	0	511	0	511
Sovereign Issues	0	16,067	0	16,067
Jersey, Channel Islands
Asset-Backed Securities	0	3,906	0	3,906
Corporate Bonds & Notes	0	1,714	0	1,714
Mexico
Corporate Bonds & Notes	0	3,181	0	3,181
Netherlands
Corporate Bonds & Notes	0	12,935	0	12,935
New Zealand
Corporate Bonds & Notes	0	1,636	0	1,636
Norway
Corporate Bonds & Notes	0	996	0	996
Sovereign Issues	0	6,054	0	6,054
Qatar
Corporate Bonds & Notes	0	2,111	0	2,111
Sovereign Issues	0	3,320	0	3,320
Russia
Corporate Bonds & Notes	0	1,681	0	1,681
South Korea
Sovereign Issues	0	4,107	0	4,107
Spain
Corporate Bonds & Notes	0	3,855	0	3,855
Mortgage-Backed Securities	0	140	0	140
Sweden
Corporate Bonds & Notes	0	3,536	0	3,536
Switzerland
Corporate Bonds & Notes	0	11,327	0	11,327
United Arab Emirates
Sovereign Issues	0	2,192	0	2,192
United Kingdom
Corporate Bonds & Notes	0	6,626	1,124	7,750
Sovereign Issues	0	1,508	0	1,508
United States
Asset-Backed Securities	0	10,102	0	10,102
Bank Loan Obligations	0	7,970	0	7,970
Corporate Bonds & Notes	0	161,240	2,900	164,140
Mortgage-Backed Securities	0	62,577	2,119	64,696
Municipal Bonds & Notes	0	16,131	0	16,131
Preferred Securities	77	0	441	518
U.S. Government Agencies	0	49,194	0	49,194
U.S. Treasury Obligations	0	18,163	0	18,163
Short-Term Instruments
Certificates of Deposit	0	1,971	0	1,971
Repurchase Agreements	0	15,253	0	15,253
Japan Treasury Bills	0	23,082	0	23,082
U.S. Treasury Bills	0	8,395	0	8,395
	$77	$549,752	$10,683	$560,512

Short Sales, at value	$0	$(83,804)	$0	$(83,804)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,596	0	1,596
Foreign Exchange Contracts	0	6,094	0	6,094
Interest Rate Contracts	5	467	0	472
	$5	$8,157	$0	$8,162

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,897)	0	(4,897)
Foreign Exchange Contracts	0	(8,154)	0	(8,154)
Interest Rate Contracts	(464)	(705)	0	(1,169)
	$(464)	$(13,756)	$0	$(14,220)

Totals	$(382)	$460,349	$10,683	$470,650

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$2,400	$0	$0	$0	$(3)	$0	$0	$2,397	$(3)
Cayman Islands
Asset-Backed Securities	1,664	0	0	3	0	35	0	0	1,702	35
United Kingdom
Corporate Bonds & Notes	1,062	0	0	0	0	62	0	0	1,124	62
United States
Corporate Bonds & Notes	2,955	0	(26)	(3)	(2)	(24)	0	0	2,900	(23)
Mortgage-Backed Securities	2,140	0	(21)	4	1	(5)	0	0	2,119	(1)
Preferred Securities	443	0	0	0	0	(2)	0	0	441	(2)

	$ 8,264	$2,400	$(47)	$4	$(1)	$63	$0	$0	$10,683	$68

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.4%
Alpha Natural Resources, Inc.
5.000% due 01/28/2012		$3,000	$2,976
CIT Group, Inc.
6.250% due 08/11/2015		912	926
Community Health Systems, Inc.
2.560% due 07/25/2014		674	667
3.810% due 01/25/2017		322	322
CSC Holdings LLC
10.500% due 08/01/2013		500	533
DaVita, Inc.
4.500% due 10/20/2016		1,496	1,505
Emergency Medical Services
4.000% due 08/19/2011		2,000	1,988
First Data Corp.
3.002% due 09/24/2014		1,934	1,856
General Nutrition Centers, Inc.
4.250% due 03/02/2018		1,500	1,502
Goodman Global, Inc.
5.750% due 10/28/2016		498	501
Ineos Group Holdings PLC
7.001% due 12/14/2012		52	54
Sterigenics International, Inc.
4.000% due 07/22/2011		1,000	993
Texas Competitive Electric Holdings Co. LLC
3.746% due 10/10/2014		219	185
3.759% due 10/10/2014		8,925	7,527
3.803% due 10/10/2014		127	107
TXU Technology
3.746% due 10/10/2014		116	98
UPC Holding BV
4.712% due 12/30/2016	EUR	547	770
4.962% due 12/31/2017		236	334
Vodafone Group PLC
6.875% due 08/11/2015		$1,553	1,569

Total Bank Loan Obligations (Cost $24,184)			24,413

CORPORATE BONDS & NOTES 85.1%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
6.250% due 12/01/2017		1,500	1,530
6.625% due 05/15/2012		2,225	2,306
6.750% due 12/01/2014		100	105
7.500% due 09/15/2020		1,500	1,607
8.000% due 03/15/2020		1,500	1,637
8.000% due 11/01/2031		2,525	2,811
8.300% due 02/12/2015		1,250	1,373
American International Group, Inc.
5.850% due 01/16/2018		1,200	1,252
8.175% due 05/15/2068		1,000	1,084
8.250% due 08/15/2018		4,000	4,687
8.625% due 05/22/2068	GBP	1,000	1,680
BAC Capital Trust VI
5.625% due 03/08/2035		$500	438
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	500	622
BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	3,168
Bank of America Corp.
8.125% due 12/29/2049		200	215
Barclays Bank PLC
7.434% due 09/29/2049		1,750	1,759
14.000% due 11/29/2049	GBP	1,500	3,152
Capital One Capital V
10.250% due 08/15/2039		$3,600	3,928
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		1,000	1,048
CIT Group, Inc.
7.000% due 05/01/2013		713	729
7.000% due 05/01/2014		2,000	2,042
7.000% due 05/01/2015		4,000	4,045
7.000% due 05/01/2016		4,000	4,015
7.000% due 05/01/2017		1,876	1,883
Citigroup Capital XXI
8.300% due 12/21/2077		725	758
Countrywide Capital III
8.050% due 06/15/2027		1,800	1,868
Credit Agricole S.A.
8.375% due 10/29/2049		2,000	2,150
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		2,000	2,093
6.625% due 08/15/2017		2,250	2,401
7.000% due 10/01/2013		1,525	1,646
7.500% due 08/01/2012		300	320
8.000% due 06/01/2014		4,000	4,448
8.000% due 12/15/2016		3,625	4,115
8.125% due 01/15/2020		1,500	1,719
12.000% due 05/15/2015		250	315
HBOS PLC
6.750% due 05/21/2018		1,000	979
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	290
ILFC E-Capital Trust II
6.250% due 12/21/2065		250	211
Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,096
9.250% due 05/15/2015	EUR	475	729
International Lease Finance Corp.
5.400% due 02/15/2012		$2,300	2,349
5.875% due 05/01/2013		300	309
6.625% due 11/15/2013		5,625	5,850
6.750% due 09/01/2016		1,000	1,075
7.125% due 09/01/2018		1,750	1,889
8.875% due 09/15/2015		250	276
9.000% due 03/15/2017		1,075	1,212
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	696
LBG Capital No.1 PLC
6.439% due 05/23/2020		500	627
7.625% due 10/14/2020		200	266
7.867% due 12/17/2019	GBP	500	766
7.875% due 11/01/2020		$2,500	2,451
8.000% due 12/29/2049		500	482
11.040% due 03/19/2020	GBP	150	263
LBG Capital No.2 PLC
9.125% due 07/15/2020		500	810
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$7,500	1,941
3.151% due 04/04/2016 (a)		400	104
6.625% due 01/18/2012 (a)		125	33
6.750% due 12/28/2017 (a)		1,250	1
6.875% due 05/02/2018 (a)		500	134
7.500% due 05/11/2038 (a)		1,025	1
Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	263
9.875% due 08/15/2018		500	526
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,164
NSG Holdings LLC
7.750% due 12/15/2025		1,581	1,557
RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	350	397
Regions Bank
7.500% due 05/15/2018		$1,500	1,586
Regions Financial Corp.
0.478% due 06/26/2012		1,000	966
7.375% due 12/10/2037		2,750	2,702
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)		250	225
7.640% due 03/29/2049 (a)		2,200	1,760
SLM Corp.
0.603% due 01/27/2014		1,025	973
3.616% due 01/31/2014		400	392
5.000% due 06/15/2018		450	423
5.050% due 11/14/2014		100	101
5.125% due 08/27/2012		325	335
5.375% due 05/15/2014		300	311
8.450% due 06/15/2018		1,625	1,822
Societe Generale
5.922% due 04/29/2049		350	331
Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	988
6.900% due 12/15/2017		500	459
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	327
10.500% due 02/15/2019		200	330
UBS AG
7.152% due 12/29/2049	EUR	600	872
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	658
Ventas Realty LP
6.500% due 06/01/2016		100	104
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,650	4,216

			117,577

INDUSTRIALS 59.6%
Actuant Corp.
6.875% due 06/15/2017		300	310
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		1,500	1,549
Aguila 3 S.A.
7.875% due 01/31/2018		1,000	1,025
Alere, Inc.
8.625% due 10/01/2018		1,500	1,596
Aleris International, Inc.
7.625% due 02/15/2018		2,000	2,015
Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,049
Allison Transmission, Inc.
11.000% due 11/01/2015		1,250	1,362
American Airlines Pass-Through Trust
7.858% due 04/01/2013		100	103
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	450
American Stores Co.
7.100% due 03/20/2028		50	38
8.000% due 06/01/2026		1,375	1,251
AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,882
Ameristar Casinos, Inc.
7.500% due 04/15/2021 (b)		1,000	991
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,250	1,348
Anadarko Petroleum Corp.
6.200% due 03/15/2040		500	485
6.450% due 09/15/2036		1,500	1,503

ARAMARK Corp.
3.804% due 02/01/2015		1,225	1,219
8.500% due 02/01/2015		1,500	1,571
Arch Coal, Inc.
7.250% due 10/01/2020		500	539
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,454
9.250% due 10/15/2020		225	334
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	511
ArvinMeritor, Inc.
8.125% due 09/15/2015		1,500	1,568
8.750% due 03/01/2012		523	552
10.625% due 03/15/2018		500	565
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,609
Avaya, Inc.
7.000% due 04/01/2019		1,750	1,715
Aviation Capital Group
7.125% due 10/15/2020		1,500	1,567
Ball Corp.
6.750% due 09/15/2020		575	604
Basic Energy Services, Inc.
7.750% due 02/15/2019		500	516
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,078
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,040
Berry Petroleum Co.
6.750% due 11/01/2020		875	905
10.250% due 06/01/2014		1,025	1,194
Berry Plastics Corp.
5.053% due 02/15/2015		1,625	1,619
9.500% due 05/15/2018		1,500	1,500
9.750% due 01/15/2021		1,000	995
BI-LO LLC
9.250% due 02/15/2019		1,000	1,041
Biomet, Inc.
10.000% due 10/15/2017		500	551
10.375% due 10/15/2017 (c)		3,365	3,714
11.625% due 10/15/2017		3,250	3,640
Blue Merger Sub, Inc.
7.625% due 02/15/2019		2,000	2,038
Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	591
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$1,000	1,075
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		1,000	1,064
6.875% due 01/15/2020		1,000	1,085
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		1,000	1,065
Building Materials Corp. of America
6.875% due 08/15/2018		250	257
7.000% due 02/15/2020		900	938
7.500% due 03/15/2020		500	522
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	1,045
Cablevision Systems Corp.
7.750% due 04/15/2018		325	353
8.000% due 04/15/2020		200	219
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		2,500	2,294
11.250% due 06/01/2017		1,750	1,997
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,070
Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,395
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015 (c)		1,500	1,547
CC Holdings GS V LLC
7.750% due 05/01/2017		750	821
CCO Holdings LLC
7.875% due 04/30/2018		2,500	2,669
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		500	516
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,634
CF Industries, Inc.
6.875% due 05/01/2018		1,500	1,688
7.125% due 05/01/2020		1,000	1,138
Chart Industries, Inc.
9.125% due 10/15/2015		425	446
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,060
Chesapeake Energy Corp.
7.250% due 12/15/2018		350	393
9.500% due 02/15/2015		3,500	4,358
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		65	67
7.750% due 05/15/2017		500	528
9.500% due 05/15/2016		1,325	1,484
CityCenter Holdings LLC
7.625% due 01/15/2016		500	519
10.750% due 01/15/2017 (c)		800	830
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,500	3,851
Clearwater Paper Corp.
7.125% due 11/01/2018		350	368
CNL Income Properties, Inc.
7.250% due 04/15/2019 (b)		1,500	1,489
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	258
CommScope, Inc.
8.250% due 01/15/2019		1,500	1,575
Community Health Systems, Inc.
8.875% due 07/15/2015		4,000	4,230
Concho Resources, Inc.
7.000% due 01/15/2021		750	791
Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,512
8.250% due 04/01/2020		750	835
Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,635
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,500	2,225
7.500% due 09/15/2017		500	747
8.500% due 07/15/2015		300	469
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$195	195
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		209	207
Continental Resources, Inc.
7.125% due 04/01/2021		400	427
7.375% due 10/01/2020		250	270
8.250% due 10/01/2019		50	56
Corrections Corp. of America
7.750% due 06/01/2017		500	546
Cott Beverages, Inc.
8.125% due 09/01/2018		1,000	1,072
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,240
Crown Castle International Corp.
7.125% due 11/01/2019		500	526
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	259
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,200
7.875% due 02/15/2018		3,000	3,345
8.500% due 04/15/2014		400	450
8.625% due 02/15/2019		1,550	1,782
DaVita, Inc.
6.625% due 11/01/2020		1,250	1,272
Delta Air Lines, Inc.
9.500% due 09/15/2014		898	959
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,245
9.750% due 03/01/2016		50	57
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	1,150
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,662
DISH DBS Corp.
7.000% due 10/01/2013		175	190
7.125% due 02/01/2016		4,055	4,349
7.750% due 05/31/2015		1,000	1,100
7.875% due 09/01/2019		2,000	2,175
Diversey, Inc.
8.250% due 11/15/2019		1,000	1,078
Dollar General Corp.
10.625% due 07/15/2015		1,000	1,078
Dynegy Holdings, Inc.
7.625% due 10/15/2026		325	228
Dynegy Roseton
7.670% due 11/08/2016		1,150	1,087
El Paso Corp.
7.000% due 06/15/2017		475	534
7.250% due 06/01/2018		500	564
7.750% due 01/15/2032		500	562
7.800% due 08/01/2031		1,150	1,281
8.050% due 10/15/2030		780	891
Energy Transfer Equity LP
7.500% due 10/15/2020		1,400	1,530
Enterprise Products Operating LLC
8.375% due 08/01/2066		4,000	4,325
Entravision Communications Corp.
8.750% due 08/01/2017		1,750	1,872
Exide Technologies
8.625% due 02/01/2018		1,000	1,072
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		500	519
7.500% due 05/04/2020		2,393	2,608
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		750	817
First Data Corp.
8.250% due 01/15/2021		1,500	1,504
9.875% due 09/24/2015		51	53
12.625% due 01/15/2021		500	545
Florida East Coast Railway Corp.
8.125% due 02/01/2017		600	629
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		525	547
Ford Motor Co.
9.215% due 09/15/2021		200	231
Forest Oil Corp.
7.250% due 06/15/2019		1,250	1,312
8.500% due 02/15/2014		1,000	1,120
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	892

General Nutrition Centers, Inc.
5.750% due 03/15/2014 (c)		1,500	1,500
Geo Group, Inc.
6.625% due 02/15/2021		500	498
Georgia-Pacific LLC
7.125% due 01/15/2017		375	400
7.250% due 06/01/2028		150	158
7.375% due 12/01/2025		4,520	4,791
7.700% due 06/15/2015		800	910
8.000% due 01/15/2024		2,000	2,295
8.250% due 05/01/2016		2,025	2,293
8.875% due 05/15/2031		200	242
Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,031
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,344
10.500% due 05/15/2016		950	1,069
Graham Packaging Co. LP
8.250% due 10/01/2018		750	808
Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,076
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		500	509
Grohe Holding GmbH
5.173% due 09/15/2017	EUR	350	499
Harvest Operations Corp.
6.875% due 10/01/2017		$750	782
HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	1,048
HCA, Inc.
7.190% due 11/15/2015		180	182
7.250% due 09/15/2020		2,975	3,198
8.500% due 04/15/2019		800	892
9.250% due 11/15/2016		3,000	3,244
9.625% due 11/15/2016 (c)		5,450	5,886
9.875% due 02/15/2017		1,275	1,434
Headwaters, Inc.
7.625% due 04/01/2019		1,250	1,256
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,609
Hertz Corp.
6.750% due 04/15/2019		$2,000	1,992
7.375% due 01/15/2021		1,000	1,028
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		1,750	1,859
9.000% due 11/15/2020		2,000	2,079
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		750	787
Huntsman International LLC
8.625% due 03/15/2021		1,500	1,642
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	2,500	3,481
8.500% due 02/15/2016		$500	507
Insight Communications Co., Inc.
9.375% due 07/15/2018		2,750	3,066
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019 (b)		1,250	1,258
7.250% due 10/15/2020		1,750	1,759
7.500% due 04/01/2021 (b)		750	756
8.500% due 11/01/2019		750	810
9.500% due 06/15/2016		3,000	3,180
11.250% due 06/15/2016		500	536
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,098
11.500% due 02/04/2017 (c)		1,845	2,034
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		50	52
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,691
Intergen NV
9.000% due 06/30/2017		2,895	3,134
Interline Brands, Inc.
7.000% due 11/15/2018		275	283
inVentiv Health, Inc.
10.000% due 08/15/2018		500	521
Jarden Corp.
6.125% due 11/15/2022		500	491
7.500% due 05/01/2017		1,000	1,072
JET Equipment Trust
7.630% due 02/15/2015 (a)		55	1
JMC Steel Group
8.250% due 03/15/2018		500	514
Kabel BW Erste Beteiligungs GmbH
5.391% due 03/15/2018	EUR	250	359
7.500% due 03/15/2019		$500	515
7.500% due 03/15/2019	EUR	750	1,093
Kansas City Southern Railway
8.000% due 06/01/2015		$200	218
Laredo Petroleum, Inc.
9.500% due 02/15/2019		750	783
Las Vegas Sands Corp.
6.375% due 02/15/2015		1,000	1,024
Legrand France S.A.
8.500% due 02/15/2025		750	890
Linn Energy LLC
7.750% due 02/01/2021		750	804
8.625% due 04/15/2020		950	1,059
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,058
Lyondell Chemical Co.
8.000% due 11/01/2017		1,799	1,988
11.000% due 05/01/2018		3,000	3,382
Manitowoc Co., Inc.
8.500% due 11/01/2020		1,750	1,886
MarkWest Energy Partners LP
6.750% due 11/01/2020		450	464
McClatchy Co.
11.500% due 02/15/2017		700	791
MGM Resorts International
6.625% due 07/15/2015		1,750	1,667
6.875% due 04/01/2016		450	421
7.500% due 06/01/2016		1,500	1,425
9.000% due 03/15/2020		1,000	1,101
10.375% due 05/15/2014		250	288
11.125% due 11/15/2017		1,000	1,150
13.000% due 11/15/2013		350	422
Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,195
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,538
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	518
Mueller Water Products, Inc.
8.750% due 09/01/2020		550	615
Multiplan, Inc.
9.875% due 09/01/2018		750	806
Musketeer GmbH
9.500% due 03/15/2021	EUR	500	739
Mylan, Inc.
7.625% due 07/15/2017		$700	757
7.875% due 07/15/2020		2,250	2,458
Nalco Co.
6.625% due 01/15/2019		1,000	1,034
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	437
NBTY, Inc.
9.000% due 10/01/2018		$1,000	1,090
New Albertson’s, Inc.
7.450% due 08/01/2029		1,415	1,125
Newfield Exploration Co.
6.625% due 09/01/2014		100	103
6.875% due 02/01/2020		1,050	1,113
7.125% due 05/15/2018		1,075	1,161
NFR Energy LLC
9.750% due 02/15/2017		1,500	1,492
Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,694
11.500% due 05/01/2016		650	769
Novelis, Inc.
8.375% due 12/15/2017		2,500	2,719
8.750% due 12/15/2020		3,000	3,315
NPC International, Inc.
9.500% due 05/01/2014		1,275	1,310
NXP BV
7.875% due 10/15/2014		1,000	1,041
9.750% due 08/01/2018		1,050	1,181
OPTI Canada, Inc.
8.250% due 12/15/2014		1,280	690
Oshkosh Corp.
8.250% due 03/01/2017		175	193
8.500% due 03/01/2020		175	197
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		100	103
OXEA Finance
9.500% due 07/15/2017		1,000	1,095
9.625% due 07/15/2017	EUR	750	1,167
Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	514
Peabody Energy Corp.
6.500% due 09/15/2020		500	539
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,250	1,344
Petrohawk Energy Corp.
7.250% due 08/15/2018		3,000	3,105
PHH Corp.
9.250% due 03/01/2016		500	546
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,500	1,594
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		1,500	1,462
Pinafore LLC
9.000% due 10/01/2018		2,000	2,180
Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	821
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,750	2,888
9.250% due 04/01/2015		1,550	1,626
Plains Exploration & Production Co.
7.000% due 03/15/2017		500	519
7.625% due 04/01/2020		1,500	1,612
Polymer Group, Inc.
7.750% due 02/01/2019		500	518
Polypore International, Inc.
7.500% due 11/15/2017		500	528
Precision Drilling Corp.
6.625% due 11/15/2020		500	516
Quebecor Media, Inc.
7.750% due 03/15/2016		3,150	3,284
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,641

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)		1,500	1,538
QVC, Inc.
7.375% due 10/15/2020		1,000	1,048
7.500% due 10/01/2019		1,500	1,582
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	974
Rain CII Carbon LLC
8.000% due 12/01/2018		750	806
Range Resources Corp.
6.750% due 08/01/2020		750	802
7.500% due 10/01/2017		275	294
RBS Global, Inc.
8.500% due 05/01/2018		4,000	4,340
Regency Energy Partners LP
6.875% due 12/01/2018		1,125	1,204
Rent-A-Center, Inc.
6.625% due 11/15/2020		1,000	990
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		350	354
7.125% due 04/15/2019		1,250	1,288
7.750% due 10/15/2016		500	531
8.000% due 12/15/2016	EUR	2,000	2,792
8.250% due 02/15/2021		$1,250	1,244
8.500% due 05/15/2018		2,175	2,213
9.000% due 04/15/2019		2,000	2,080
Rhodia S.A.
6.875% due 09/15/2020		1,000	1,024
Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	1,078
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,569
Roofing Supply Group LLC
8.625% due 12/01/2017		500	529
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	1,045
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,078
8.750% due 01/15/2020		500	548
9.875% due 05/15/2016		150	167
Scientific Games Corp.
8.125% due 09/15/2018		500	530
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	516
7.250% due 01/15/2018		150	160
Seagate HDD Cayman
7.750% due 12/15/2018		500	520
Sensata Technologies BV
8.000% due 05/01/2014		1,288	1,359
Simmons Foods, Inc.
10.500% due 11/01/2017		500	541
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	128
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	480
Snoqualmie Entertainment Authority
4.204% due 02/01/2014		1,000	910
Solutia, Inc.
7.875% due 03/15/2020		1,000	1,090
Sonat, Inc.
7.000% due 02/01/2018		500	554
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		2,000	2,215
SPX Corp.
6.875% due 09/01/2017		750	810
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	1,009
Steel Dynamics, Inc.
7.625% due 03/15/2020		500	539
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,040
Suburban Propane Partners LP
7.375% due 03/15/2020		275	296
SunGard Data Systems, Inc.
7.375% due 11/15/2018		1,500	1,541
7.625% due 11/15/2020		1,500	1,549
10.625% due 05/15/2015		525	578
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	275	415
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	703
Targa Resources Partners LP
7.875% due 10/15/2018		$1,000	1,060
Teck Resources Ltd.
9.750% due 05/15/2014		186	226
10.750% due 05/15/2019		1,500	1,918
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020	EUR	1,200	1,673
Tenet Healthcare Corp.
8.000% due 08/01/2020		$1,000	1,048
8.875% due 07/01/2019		2,000	2,290
Tenneco, Inc.
7.750% due 08/15/2018		500	536
Thermon Industries, Inc.
9.500% due 05/01/2017		450	488
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,697
Travelport LLC
9.000% due 03/01/2016		1,000	934
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	810
Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	530
TRW Automotive, Inc.
7.250% due 03/15/2017		1,330	1,470
UAL Pass-Through Trust
9.750% due 01/15/2017		923	1,052
Uncle Acquisition Corp.
8.625% due 02/15/2019		750	791
Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	930
Universal Health Services, Inc.
7.000% due 10/01/2018		750	778
Univision Communications, Inc.
7.875% due 11/01/2020		1,750	1,859
8.500% due 05/15/2021		2,000	2,080
12.000% due 07/01/2014		1,000	1,085
UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,912
UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,353
6.625% due 07/01/2020		$1,000	985
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,784
USG Corp.
8.375% due 10/15/2018		$825	866
Valeant Pharmaceuticals International
6.750% due 10/01/2017		400	396
6.750% due 08/15/2021		1,000	953
6.875% due 12/01/2018		500	492
7.000% due 10/01/2020		1,750	1,706
7.250% due 07/15/2022		1,000	972
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,300	2,364
Vertellus Specialties, Inc.
9.375% due 10/01/2015		750	804
Videotron Ltee
9.125% due 04/15/2018		500	563
VWR Funding, Inc.
10.250% due 07/15/2015 (c)		1,250	1,328
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,157
Windstream Corp.
7.000% due 03/15/2019		300	303
7.750% due 10/15/2020		1,000	1,032
7.750% due 10/01/2021		500	510
7.875% due 11/01/2017		750	808
8.125% due 09/01/2018		1,000	1,072
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,593
Wynn Las Vegas LLC
7.750% due 08/15/2020		1,500	1,597
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,947
Ziggo Finance BV
6.125% due 11/15/2017		725	1,030

			425,510

UTILITIES 9.0%
AES Corp.
7.750% due 10/15/2015		$1,505	1,633
8.000% due 10/15/2017		500	540
8.000% due 06/01/2020		1,250	1,356
9.750% due 04/15/2016		700	807
AES Ironwood LLC
8.857% due 11/30/2025		2,198	2,192
AES Red Oak LLC
8.540% due 11/30/2019		1,100	1,122
9.200% due 11/30/2029		100	101
Calpine Corp.
7.500% due 02/15/2021		2,000	2,080
7.875% due 07/31/2020		1,750	1,868
7.875% due 01/15/2023		750	779
CMS Energy Corp.
8.750% due 06/15/2019		300	359
Covanta Holding Corp.
7.250% due 12/01/2020		500	526
Energy Future Holdings Corp.
10.000% due 01/15/2020		1,000	1,064
Expro Finance Luxembourg SCA
8.500% due 12/15/2016		1,500	1,492
Frontier Communications Corp.
6.625% due 03/15/2015		1,000	1,048
7.000% due 11/01/2025		725	657
7.125% due 03/15/2019		1,125	1,148
7.450% due 07/01/2035		250	229
7.875% due 04/15/2015		550	595
8.250% due 05/01/2014		550	613
8.250% due 04/15/2017		275	298
8.500% due 04/15/2020		500	544
9.000% due 08/15/2031		1,025	1,053
GenOn Energy, Inc.
7.875% due 06/15/2017		375	374
Homer City Funding LLC
8.734% due 10/01/2026		701	624
Inergy LP
6.875% due 08/01/2021		400	418
7.000% due 10/01/2018		550	575
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		3,025	3,188

Midwest Generation LLC
8.560% due 01/02/2016	2,634	2,687
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,232
NRG Energy, Inc.
7.375% due 02/01/2016	3,500	3,631
7.375% due 01/15/2017	1,500	1,568
8.250% due 09/01/2020	2,250	2,351
Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,355
7.500% due 02/15/2014	897	916
Qwest Corp.
7.875% due 09/01/2011	725	747
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	272	295
9.681% due 07/02/2026	300	326
Sithe Independence Funding Corp.
9.000% due 12/30/2013	275	281
Sprint Capital Corp.
6.900% due 05/01/2019	5,750	5,966
8.750% due 03/15/2032	1,500	1,603
Sprint Nextel Corp.
6.000% due 12/01/2016	4,000	4,035
8.375% due 08/15/2017	1,000	1,119
Telesat LLC
11.000% due 11/01/2015	2,140	2,394
12.500% due 11/01/2017	400	479
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,804	1,904
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	488
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,318
Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,285

		64,263

Total Corporate Bonds & Notes (Cost $563,242)		607,350

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Chesapeake Energy Corp.
2.250% due 12/15/2038	1,750	1,617

Total Convertible Bonds & Notes (Cost $1,327)		1,617

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	20

Total Municipal Bonds & Notes (Cost $40)		20

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
1.750% due 07/31/2015 (g)(i)	3,400	3,371

Total U.S. Treasury Obligations (Cost $3,407)		3,371

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Assets
0.440% due 05/25/2046	130	79
0.440% due 09/25/2046	48	27
0.460% due 10/25/2046	116	66
1.232% due 11/25/2046	594	286
6.250% due 06/25/2037	327	179
Bear Stearns Alt-A Trust
2.788% due 01/25/2035	13	11
5.233% due 11/25/2036	1,304	866
Citigroup Mortgage Loan Trust, Inc.
2.737% due 03/25/2034	17	17
5.492% due 07/25/2046	49	36
Countrywide Alternative Loan Trust
0.430% due 05/25/2047	262	154
0.440% due 09/25/2046	72	40
0.448% due 12/20/2046	336	194
0.464% due 03/20/2046	147	86
0.464% due 07/20/2046	117	53
0.484% due 05/20/2046	219	108
0.584% due 11/20/2035	46	29
0.620% due 02/25/2037	550	192
1.312% due 12/25/2035	231	146
5.542% due 10/25/2035	99	69
5.663% due 02/25/2037	120	91
6.000% due 01/25/2037	193	148
Countrywide Home Loan Mortgage Pass-Through Trust
0.570% due 03/25/2035	111	70
5.538% due 05/20/2036	775	553
Downey Savings & Loan Association Mortgage Loan Trust
0.503% due 03/19/2045	36	25
First Horizon Alternative Mortgage Securities
2.368% due 09/25/2035	130	100
GSR Mortgage Loan Trust
2.800% due 05/25/2035	2,743	1,969
2.870% due 04/25/2035	16	14
5.750% due 03/25/2036	528	513
Harborview Mortgage Loan Trust
0.434% due 07/19/2046	123	76
0.454% due 09/19/2046	47	31
0.494% due 03/19/2036	1,032	653
1.162% due 12/19/2036	52	29
5.750% due 08/19/2036	97	68
Indymac IMSC Mortgage Loan Trust
0.430% due 07/25/2047	73	43
6.000% due 07/25/2037	1,191	966
Indymac INDA Mortgage Loan Trust
5.403% due 03/25/2037	2,434	1,835
Indymac Index Mortgage Loan Trust
0.440% due 09/25/2046	101	60
0.450% due 06/25/2047	45	24
5.258% due 05/25/2036	4,221	3,556
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	31	29
Luminent Mortgage Trust
0.420% due 12/25/2036	64	40
0.430% due 12/25/2036	46	30
MASTR Adjustable Rate Mortgages Trust
0.460% due 04/25/2046	35	20
Residential Accredit Loans, Inc.
0.410% due 01/25/2037	2,248	1,461
0.580% due 03/25/2037	356	129
3.060% due 03/25/2035	58	44
3.117% due 02/25/2035	71	55
5.500% due 02/25/2036 (a)	744	444
Residential Asset Securitization Trust
0.650% due 01/25/2046 (a)	508	235
Structured Asset Mortgage Investments, Inc.
0.430% due 09/25/2047	74	46
0.440% due 07/25/2046	131	82
0.470% due 05/25/2046	55	27
0.470% due 09/25/2047	1,000	433
0.560% due 09/25/2045	118	79
Suntrust Alternative Loan Trust
0.600% due 04/25/2036	172	59
WaMu Mortgage Pass-Through Certificates
1.012% due 02/25/2047	122	79
1.012% due 03/25/2047	127	85
1.072% due 04/25/2047	64	48
1.132% due 12/25/2046	59	39
5.398% due 12/25/2036	767	608
5.691% due 10/25/2036	431	369
5.695% due 02/25/2037	57	44
5.846% due 09/25/2036	47	38
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.282% due 05/25/2046	52	31

Total Mortgage-Backed Securities (Cost $15,600)		18,016

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.300% due 12/25/2033	296	243
Credit-Based Asset Servicing & Securitization LLC
0.320% due 01/25/2037	110	40
GSAMP Trust
0.400% due 08/25/2036	100	55
Mid-State Trust
7.791% due 03/15/2038	26	26
Morgan Stanley ABS Capital I
0.390% due 05/25/2037	100	37
Structured Asset Securities Corp.
0.400% due 05/25/2037	118	111
0.550% due 06/25/2035	354	248

Total Asset-Backed Securities (Cost $726)		760

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (d)	67,167	325

ENERGY 0.0%
SemGroup Corp. ‘A’ (d)	0	0

Total Common Stocks (Cost $2,082)		325

CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049	3,200	3,313

Total Convertible Preferred Securities (Cost $1,979)		3,313

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.4%
ABN AMRO North America Capital Funding Trust I
1.360% due 12/31/2049	800	515
Ally Financial, Inc.
7.000% due 12/31/2049	1,500	1,396
GMAC Capital Trust I
8.125% due 12/31/2049	50,000	1,278

		3,189

INDUSTRIALS 0.3%
Las Vegas Sands Corp.
10.000% due 12/31/2049	13,800	1,556

Total Preferred Securities (Cost $4,588)		4,745

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2011	$1,050	1,050

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,075. Repurchase proceeds are $1,050.)
U.S. TREASURY BILLS 0.1%
0.143% due 07/07/2011 - 09/15/2011 (e)(g)	980	979

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 6.9%
	4,951,169	49,601

Total Short-Term Instruments (Cost $51,630)		51,630

Total Investments 100.2% (Cost $668,805)		$715,560
Other Assets and Liabilities (Net) (0.2%)		(1,201)

Net Assets 100.0%		$714,359

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $1,402 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $388 at a weighted average interest rate of -0.939%. On March 31, 2011, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $362 have been pledged as collateral for futures contracts on March 31, 2011. On March 31, 2011, there were no open futures contracts.

(j)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	1.829%	$1,000	$93	$(94)	$187
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.146%	200	8	(31)	39
Ally Financial, Inc.	MSC	6.560%	12/20/2012	1.585%	1,500	130	0	130
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	3.307%	200	11	(18)	29
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	2.834%	1,150	72	(105)	177
El Paso Corp.	CSFB	5.000%	12/20/2014	1.227%	2,500	343	(75)	418
El Paso Corp.	GSC	5.000%	09/20/2014	1.133%	3,000	397	(285)	682
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	5.244%	1,100	(7)	(121)	114
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	5.244%	300	(2)	(56)	54
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.535%	300	(5)	(30)	25
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.891%	550	73	(56)	129
HCA, Inc.	BOA	5.000%	03/20/2014	1.984%	1,000	84	(150)	234
NRG Energy, Inc.	GSC	4.200%	09/20/2013	1.984%	100	5	0	5
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.357%	600	32	0	32
SLM Corp.	BCLY	5.000%	12/20/2013	1.513%	650	61	(72)	133
SLM Corp.	BOA	5.000%	09/20/2014	1.978%	800	81	(112)	193
SLM Corp.	DUB	5.000%	06/20/2012	0.620%	500	28	(65)	93
SLM Corp.	DUB	5.000%	09/20/2014	1.978%	300	31	(33)	64

						$1,435	$(1,303)	$2,738

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE.AAA.07-1 Index	CSFB	0.090%	08/25/2037	$970	$(552)	$(679)	$127
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	5,000	174	(12)	186
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	600	20	16	4
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	1,000	35	28	7
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	24,300	842	698	144
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	13	0	13

					$532	$51	$481

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(752)	$(76)	$(676)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(73)	(25)	(48)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(153)	(24)	(129)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	113	12	101
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	138	8	130
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	113	12	101

							$(614)	$(93)	$(521)

(k)	Restricted securities as of March 31, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$203	$207	0.03%

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,539	04/2011	BCLY	$36	$0	$36
Sell		1,539	04/2011	CITI	0	(22)	(22)
Buy		1,539	06/2011	CITI	23	0	23
Buy	CNY	680	11/2011	BCLY	0	(1)	(1)
Buy		4,093	11/2011	CITI	3	0	3
Buy		2,541	11/2011	JPM	0	(2)	(2)
Buy		5,573	02/2012	DUB	6	0	6
Sell	EUR	370	04/2011	BCLY	0	(19)	(19)
Sell		1,500	04/2011	BNP	0	(14)	(14)
Sell		11,710	04/2011	CITI	0	(786)	(786)
Buy		735	04/2011	RBC	0	0	0
Sell		1,000	04/2011	RBS	0	(46)	(46)
Sell		11,709	04/2011	UBS	0	(805)	(805)
Sell	GBP	2,478	06/2011	CITI	2	0	2
Sell		2,477	06/2011	CSFB	4	0	4

					$74	$(1,695)	$(1,621)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$20,444	$3,969	$24,413
Corporate Bonds & Notes
Banking & Finance	0	117,577	0	117,577
Industrials	2,480	420,385	2,645	425,510
Utilities	0	60,955	3,308	64,263
Convertible Bonds & Notes
Industrials	0	1,617	0	1,617
Municipal Bonds & Notes
Puerto Rico	0	20	0	20
U.S. Treasury Obligations	0	3,371	0	3,371
Mortgage-Backed Securities	0	18,016	0	18,016
Asset-Backed Securities	0	760	0	760
Common Stocks
Consumer Discretionary	325	0	0	325
Energy	0	0	0	0
Convertible Preferred Securities
Banking & Finance	3,313	0	0	3,313
Preferred Securities
Banking & Finance	0	3,189	0	3,189
Industrials	1,556	0	0	1,556
Short-Term Instruments
Repurchase Agreements	0	1,050	0	1,050
U.S. Treasury Bills	0	979	0	979
PIMCO Short-Term Floating NAV Portfolio	49,601	0	0	49,601
	$57,275	$648,363	$9,922	$715,560

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,219	0	3,219
Foreign Exchange Contracts	0	74	0	74
Interest Rate Contracts	0	332	0	332
	$0	$3,625	$0	$3,625

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(1,695)	0	(1,695)
Interest Rate Contracts	0	(853)	0	(853)
	$0	$(2,548)	$0	$(2,548)

Totals	$57,275	$649,440	$9,922	$716,637

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (8)
Investments, at value
Warrants
Energy	$58	$0	$(61)	$0	$27	$(24)	$0	$0	$0	$0
Utilities	50	0	(79)	0	(1,623)	1,652	0	0	0	0
Bank Loan Obligations	0	3,973	0	0	0	(4)	0	0	3,969	(4)
Corporate Bonds & Notes
Industrials	2,772	0	(119)	4	3	(15)	0	0	2,645	(8)
Utilities	3,541	0	(264)	(1)	(4)	36	0	0	3,308	35

	$6,421	$3,973	$(523)	$3	$(1,597)	$1,645	$0	$0	$9,922	$23

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.0%
American International Group, Inc.
8.250% due 08/15/2018	$200	$234
Goldman Sachs Group, Inc.
0.490% due 02/06/2012	700	700
U.S. Trade Funding Corp.
4.260% due 11/15/2014	325	340

		1,274

INDUSTRIALS 0.3%
Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	417	429

Total Corporate Bonds & Notes (Cost $1,684)		1,703

MUNICIPAL BONDS & NOTES 1.0%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	308

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	315

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	385

OHIO 0.1%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	172

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	25

WASHINGTON 0.2%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	196

Total Municipal Bonds & Notes (Cost $1,374)		1,401

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	947
0.310% due 07/25/2037	67	66
0.731% due 08/25/2021	10	10
0.881% due 08/25/2022	5	5
1.150% due 04/25/2032	14	15
1.181% due 04/25/2021	2	2
2.351% due 01/01/2033	13	14
4.250% due 05/25/2037	59	58
4.375% due 03/15/2013	8,000	8,545
4.500% due 08/25/2018 - 06/25/2019	269	282
5.000% due 04/25/2032 - 08/25/2033	304	313
5.375% due 04/11/2022	1,200	1,251
5.500% due 12/25/2035	110	119
6.000% due 01/25/2036	591	604
6.080% due 09/01/2028	64	74
6.500% due 07/25/2031	473	525
Farmer Mac
7.440% due 07/25/2011	60	60
Federal Farm Credit Bank
5.050% due 03/28/2019	400	448
5.150% due 03/25/2020	250	277
5.160% due 03/14/2022	2,400	2,647
Federal Home Loan Bank
5.500% due 07/15/2036	200	217
6.000% due 02/12/2021	50	59
6.125% due 06/08/2018	80	95
Federal Housing Administration
6.896% due 07/01/2020	241	238
Financing Corp.
0.000% due 09/26/2019	1,500	1,104
10.700% due 10/06/2017	650	945
Freddie Mac
0.655% due 01/15/2033	38	38
1.012% due 02/15/2027	9	9
1.312% due 02/15/2021	13	13
1.513% due 10/25/2044	74	73
4.000% due 06/15/2032	328	306
5.400% due 03/17/2021	1,000	1,111
5.500% due 08/15/2030 - 02/15/2034	738	789
5.625% due 11/23/2035	600	619
7.000% due 07/15/2023 - 12/01/2031	33	38
8.250% due 06/01/2016	350	420
Ginnie Mae
2.625% due 08/20/2030	8	8
5.500% due 01/20/2036	664	692
6.000% due 08/20/2033	1,574	1,719
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,523
5.500% due 04/26/2024	400	452
Overseas Private Investment Corp.
4.736% due 03/15/2022	332	339
Private Export Funding Corp.
5.000% due 12/15/2016	500	558
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2021	3,300	2,403
Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 - 04/15/2029	4,100	2,042
Small Business Administration
5.240% due 08/01/2023	456	481
5.290% due 12/01/2027	432	462
Tennessee Valley Authority
4.625% due 09/15/2060	400	372
4.875% due 01/15/2048	800	788
5.880% due 04/01/2036	500	574

Total U.S. Government Agencies (Cost $33,052)		34,749

U.S. TREASURY OBLIGATIONS 75.6%
Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	175	197
2.375% due 01/15/2027	328	365
2.500% due 01/15/2029	308	349
3.625% due 04/15/2028	1,634	2,109
3.875% due 04/15/2029	134	179
U.S. Treasury Bonds
4.375% due 02/15/2038	4,200	4,129
4.375% due 11/15/2039	16,600	16,229
4.750% due 02/15/2037	1,700	1,778
5.500% due 08/15/2028	15,400	17,821
6.125% due 11/15/2027	13,700	16,911
6.250% due 08/15/2023	6,500	8,064
6.750% due 08/15/2026	700	914
8.000% due 11/15/2021	7,500	10,462
U.S. Treasury Strips
0.000% due 11/15/2024	200	111
0.000% due 08/15/2026	1,400	701
0.000% due 08/15/2027	8,200	3,955
0.000% due 02/15/2028	9,000	4,143
0.000% due 05/15/2028	3,000	1,363
0.000% due 08/15/2028	900	411
0.000% due 11/15/2028	200	90
0.000% due 02/15/2031	1,200	483
0.000% due 05/15/2032	100	37
0.000% due 11/15/2032	3,300	1,185
0.000% due 02/15/2033	1,700	601
0.000% due 05/15/2033	1,400	490
0.000% due 11/15/2033	600	205
0.000% due 05/15/2034	1,600	532
0.000% due 05/15/2039 (c)	28,400	7,457

Total U.S. Treasury Obligations (Cost $103,202)		101,271

MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
2.090% due 09/25/2035	75	74
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	862
Bear Stearns Adjustable Rate Mortgage Trust
2.651% due 04/25/2033	35	35
2.710% due 03/25/2035	273	263
2.726% due 04/25/2033	161	160
2.859% due 01/25/2034	27	27
2.860% due 10/25/2035	500	471
2.864% due 02/25/2034	47	43
Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035	569	491
Countrywide Alternative Loan Trust
0.460% due 05/25/2035	107	72
5.500% due 10/25/2033	1,509	1,521
Countrywide Home Loan Mortgage Pass-Through Trust
0.570% due 03/25/2035	200	126
0.590% due 06/25/2035	1,386	1,180
Credit Suisse First Boston Mortgage Securities Corp.
2.495% due 07/25/2033	48	46
2.718% due 11/25/2032	12	12
First Horizon Asset Securities, Inc.
2.708% due 12/25/2033	48	47
First Republic Mortgage Loan Trust
0.605% due 11/15/2031	159	147
GMAC Mortgage Corp. Loan Trust
3.025% due 06/25/2034	56	49
GS Mortgage Securities Corp. II
1.142% due 03/06/2020	149	149
Harborview Mortgage Loan Trust
0.384% due 04/19/2038	109	71
0.474% due 05/19/2035	83	57
2.884% due 07/19/2035	97	84
Impac CMB Trust
5.410% due 09/25/2034	401	402

JPMorgan Mortgage Trust
2.967% due 07/25/2035	472	478
MASTR Asset Securitization Trust
5.500% due 09/25/2033	172	181
Residential Accredit Loans, Inc.
0.650% due 01/25/2033	14	14
0.650% due 03/25/2033	41	38
6.000% due 06/25/2036	166	114
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	19	20
Sequoia Mortgage Trust
0.604% due 07/20/2033	189	183
Structured Adjustable Rate Mortgage Loan Trust
0.470% due 05/25/2037	231	151
Structured Asset Mortgage Investments, Inc.
0.350% due 09/25/2047	9	8
0.914% due 09/19/2032	183	166
1.094% due 10/19/2033	53	48
Wachovia Bank Commercial Mortgage Trust
0.345% due 09/15/2021	51	50
5.572% due 10/15/2048	300	317
WaMu Mortgage Pass-Through Certificates
0.480% due 04/25/2045	73	64
1.312% due 08/25/2046	501	329
1.712% due 08/25/2042	6	5
2.984% due 10/25/2046	141	106
Washington Mutual MSC Mortgage Pass-Through Certificates
2.140% due 02/25/2031	1	1
2.350% due 02/25/2033	3	3
2.359% due 02/25/2033	4	3
2.388% due 05/25/2033	11	10

Total Mortgage-Backed Securities (Cost $9,258)		8,678

ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust
1.250% due 11/25/2042	109	97
HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036	10	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	72
Renaissance Home Equity Loan Trust
0.690% due 08/25/2033	9	9
0.750% due 12/25/2033	46	40
SLM Student Loan Trust
0.413% due 04/25/2017	29	29
1.803% due 04/25/2023	1,146	1,184
Specialty Underwriting & Residential Finance
0.930% due 01/25/2034	12	10
Structured Asset Securities Corp.
0.540% due 01/25/2033	16	15

Total Asset-Backed Securities (Cost $1,454)		1,466

SHORT-TERM INSTRUMENTS 29.2%
REPURCHASE AGREEMENTS 8.1%
Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011	9,400	9,400
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $9,616. Repurchase proceeds are $9,400.)
0.140% due 04/01/2011	200	200
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $204. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 04/01/2011	1,175	1,175
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,200. Repurchase proceeds are $1,175.)

		10,775

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 21.1%
	2,825,022	28,301

Total Short-Term Instruments (Cost $39,076)		39,076

PURCHASED OPTIONS (e) 0.0%
(Cost $5)		15

Total Investments 140.6% (Cost $189,105)		$188,359
Written Options (f) (0.1%) (Premiums $90)		(83)
Other Assets and Liabilities (Net) (40.5%)		(54,320)

Net Assets 100.0%		$133,956

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $362 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2012	40	$(3)
90-Day Eurodollar March Futures	Long	03/2012	230	(25)
90-Day Eurodollar September Futures	Long	09/2011	68	106

				$78

(d)	Swap agreements outstanding on March 31, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	$3,700	$49	$44	$5

(e)	Purchased options outstanding on March 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$2,000	$5	$15

(f)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	19	$10	$(11)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	19	6	(4)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	37	24	(7)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	37	17	(20)

				$57	$(42)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$2,000	$11	$(27)

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(14)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,274	$0	$1,274
Industrials	0	429	0	429
Municipal Bonds & Notes
Connecticut	0	308	0	308
Iowa	0	315	0	315
New York	0	385	0	385
Ohio	0	172	0	172
Puerto Rico	0	25	0	25
Washington	0	196	0	196
U.S. Government Agencies	0	34,451	298	34,749
U.S. Treasury Obligations	0	101,271	0	101,271
Mortgage-Backed Securities	0	8,678	0	8,678
Asset-Backed Securities	0	1,466	0	1,466
Short-Term Instruments
Repurchase Agreements	0	10,775	0	10,775
PIMCO Short-Term Floating NAV Portfolio	28,301	0	0	28,301
Purchased Options
Interest Rate Contracts	0	15	0	15
	$28,301	$159,760	$298	$188,359
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$106	$5	$0	$111
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(28)	$(69)	$(14)	$(111)

Totals	$28,379	$159,696	$284	$188,359

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
U.S. Government Agencies	$331	$0	$(32)	$0	$0	$(1)	$0	$0	$298	$(1)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$10	$0	$0	$(14)	$10

Totals	$307	$0	$(32)	$0	$0	$9	$0	$0	$284	$9

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
3.010% due 12/15/2013		$1,245	$1,246
Georgia-Pacific Corp.
2.307% due 12/20/2012		18	18
2.310% due 12/21/2012		708	709
HCA, Inc.
2.557% due 11/14/2013		2,200	2,193

Total Bank Loan Obligations (Cost $4,079)			4,166

CORPORATE BONDS & NOTES 38.3%
BANKING & FINANCE 23.3%
Ally Financial, Inc.
3.512% due 02/11/2014		1,000	1,003
5.375% due 06/06/2011		8,300	8,373
6.000% due 12/15/2011		4,400	4,510
6.000% due 05/23/2012		500	516
6.625% due 05/15/2012		1,465	1,510
6.875% due 09/15/2011		12,900	13,174
6.875% due 08/28/2012		900	945
7.000% due 02/01/2012		1,000	1,034
American Express Centurion Bank
5.550% due 10/17/2012		3,700	3,920
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		3,500	3,598
American International Group, Inc.
4.250% due 05/15/2013		5,400	5,586
4.950% due 03/20/2012		1,600	1,649
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,091
Banco do Brasil S.A.
4.500% due 01/22/2015		800	837
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,622
Banco Santander Chile
1.553% due 04/20/2012		2,300	2,300
2.875% due 11/13/2012		4,500	4,489
3.750% due 09/22/2015		2,900	2,894
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		2,200	2,280
Banque PSA Finance
2.204% due 04/04/2014 (b)		2,500	2,495
BPCE S.A.
2.375% due 10/04/2013		400	400
BRFkredit A/S
0.553% due 04/15/2013		4,200	4,202
CIT Group, Inc.
7.000% due 05/01/2014		700	715
Citigroup, Inc.
0.404% due 05/18/2011		3,300	3,300
1.164% due 02/15/2013		1,000	1,004
1.753% due 01/13/2014		2,600	2,643
5.500% due 04/11/2013		7,100	7,596
5.625% due 08/27/2012		2,800	2,943
Commonwealth Bank of Australia
0.723% due 07/12/2013		13,100	13,130
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.200% due 05/13/2014		2,000	2,117
Countrywide Financial Corp.
5.800% due 06/07/2012		5,700	5,996
Credit Agricole S.A.
1.753% due 01/21/2014		5,200	5,283
DanFin Funding Ltd.
1.003% due 07/16/2013		9,700	9,696
Deutsche Bank Capital Funding Trust I
3.277% due 12/29/2049		14,600	11,680
Dexia Credit Local
0.710% due 03/05/2013		9,100	9,044
Dexia Credit Local S.A.
0.784% due 04/29/2014		4,200	4,180
FIH Erhvervsbank A/S
0.680% due 06/13/2013		15,700	15,697
First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,462
Ford Motor Credit Co. LLC
3.053% due 01/13/2012		3,900	3,939
7.000% due 10/01/2013		50	54
7.000% due 04/15/2015		1,100	1,190
7.250% due 10/25/2011		6,000	6,175
7.500% due 08/01/2012		10,600	11,302
7.800% due 06/01/2012		600	636
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	574
General Electric Capital Corp.
0.503% due 01/08/2016		$200	193
Golden West Financial Corp.
4.750% due 10/01/2012		600	630
Goldman Sachs Group, Inc.
1.407% due 01/30/2017	EUR	7,900	10,446
HCP, Inc.
6.450% due 06/25/2012		$13,675	14,449
Industrial Bank of Korea
3.750% due 09/29/2016		2,200	2,178
ING Bank NV
3.900% due 03/19/2014		1,100	1,166
International Lease Finance Corp.
5.400% due 02/15/2012		6,400	6,536
5.550% due 09/05/2012		8,300	8,508
6.375% due 03/25/2013		2,900	3,016
6.500% due 09/01/2014		11,200	12,012
6.625% due 11/15/2013		1,805	1,877
Intesa Sanpaolo SpA
2.712% due 02/24/2014		2,300	2,331
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		1,000	259
5.625% due 01/24/2013 (a)		1,700	450
Lloyds TSB Bank PLC
2.653% due 01/24/2014		3,400	3,488
12.000% due 12/29/2049		6,000	7,033
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		5,100	5,406
6.050% due 08/15/2012		5,300	5,632
MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		9,500	9,547
Metropolitan Life Global Funding I
0.560% due 03/15/2012		425	425
0.703% due 07/13/2011		6,900	6,905
Morgan Stanley
2.812% due 05/14/2013		500	518
Nationwide Building Society
1.392% due 12/22/2016	EUR	13,900	18,714
2.500% due 08/17/2012		$1,200	1,228
PNC Preferred Funding Trust I
6.517% due 03/29/2049		1,100	922
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,325
5.000% due 07/21/2020		5,000	4,962
Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,995
Royal Bank of Scotland Group PLC
0.583% due 10/14/2016		400	349
0.707% due 04/08/2011		2,300	2,300
1.450% due 10/20/2011		11,100	11,170
3.000% due 12/09/2011		1,900	1,934
7.640% due 03/29/2049 (a)		4,500	3,600
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		5,100	5,054
SLM Corp.
1.503% due 06/17/2013	EUR	1,100	1,443
3.125% due 09/17/2012		3,200	4,411
Springleaf Finance Corp.
5.625% due 08/17/2011		$900	906
SunTrust Bank
1.280% due 12/20/2011	EUR	1,400	1,970
6.375% due 04/01/2011		$2,400	2,400
UBS AG
1.304% due 01/28/2014		1,000	1,010
1.412% due 02/23/2012		1,300	1,311
Waha Aerospace BV
3.925% due 07/28/2020		5,320	5,333
Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,850
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	7,017

			391,993

INDUSTRIALS 9.5%
Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		8,000	8,069
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,423
Charter Communications Operating LLC
8.000% due 04/30/2012		600	633
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,125
9.500% due 02/15/2015		300	373
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,873
Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,778
7.125% due 10/01/2012		8,000	8,683
CVS Caremark Corp.
5.750% due 08/15/2011		2,800	2,853
Daimler Finance North America LLC
5.750% due 09/08/2011		12,200	12,467
7.300% due 01/15/2012		7,300	7,669
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,582
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,625	4,767
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,430
El Paso Corp.
7.000% due 05/15/2011		1,100	1,112
EOG Resources, Inc.
1.060% due 02/03/2014		6,600	6,663
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,736
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		200	228
Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,784
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,803
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,437

Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,289
5.625% due 11/01/2011		644	662
6.250% due 06/01/2012		1,096	1,163
MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,677
Noble Group Ltd.
6.750% due 01/29/2020		5,000	5,368
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,495
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	176
Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,454
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,261
Shell International Finance BV
3.100% due 06/28/2015		5,500	5,635
Time Warner Cable, Inc.
5.400% due 07/02/2012		10,073	10,590
6.200% due 07/01/2013		3,000	3,298
Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,228
Volkswagen International Finance NV
0.757% due 10/01/2012		5,500	5,504
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	508
Wyeth
5.500% due 03/15/2013		4,000	4,335

			159,131

UTILITIES 5.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,373
BellSouth Corp.
4.295% due 04/26/2021		5,400	5,412
BP Capital Markets PLC
2.750% due 02/27/2012		4,900	4,980
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	788
Commonwealth Edison Co.
5.400% due 12/15/2011		10,000	10,328
Dominion Resources, Inc.
5.000% due 03/15/2013		3,000	3,208
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,300	1,325
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,850	7,051
10.500% due 03/25/2014		3,800	4,581
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		3,200	3,444
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		4,000	4,285
NGPL PipeCo LLC
6.514% due 12/15/2012		4,000	4,284
NRG Energy, Inc.
8.250% due 09/01/2020		1,900	1,986
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,225
5.000% due 10/19/2025		2,100	1,862
Qwest Corp.
3.560% due 06/15/2013		8,800	9,218
7.875% due 09/01/2011		5,800	5,974
8.875% due 03/15/2012		11,000	11,797
Vodafone Group PLC
5.350% due 02/27/2012		3,054	3,184

			91,305

Total Corporate Bonds & Notes (Cost $634,053)			642,429

CONVERTIBLE BONDS & NOTES 1.8%
INDUSTRIALS 1.8%
Medtronic, Inc.
1.500% due 04/15/2011		19,400	19,449
Transocean, Inc.
1.500% due 12/15/2037		11,000	10,876

Total Convertible Bonds & Notes (Cost $29,616)			30,325

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		5,800	5,836

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013		3,300	3,297

Total Municipal Bonds & Notes (Cost $9,100)			9,133

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.310% due 12/25/2036 - 07/25/2037		1,498	1,474
0.500% due 10/30/2012 (f)		2,400	2,389
0.560% due 04/25/2037		1,003	1,000
0.600% due 07/25/2037 - 03/25/2044		6,049	6,043
0.650% due 05/25/2031 - 11/25/2032		1,195	1,196
0.781% due 12/25/2022		148	149
0.990% due 03/25/2040		8,770	8,839
1.081% due 04/25/2023		162	164
1.131% due 02/25/2023		8	8
1.181% due 05/25/2022 - 06/17/2027		90	92
1.518% due 07/01/2042 - 06/01/2043		645	644
1.568% due 09/01/2041		386	389
1.718% due 09/01/2040		3	3
2.295% due 11/01/2035		126	130
2.623% due 07/01/2035		169	178
2.700% due 09/01/2035		548	576
4.000% due 07/01/2018 - 04/01/2020		12,298	12,863
4.500% due 05/01/2023 - 06/01/2024		2,577	2,705
4.578% due 12/01/2036		46	48
4.787% due 09/01/2034		38	40
5.000% due 04/25/2033 - 05/01/2041		30,049	31,326
5.500% due 07/01/2028 - 05/01/2041		22,064	23,618
6.000% due 03/01/2017 - 01/01/2039		26,472	28,830
6.399% due 12/25/2042		14	16
6.500% due 04/01/2036 - 05/01/2040		24,379	27,377
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011		2,600	2,592
0.761% due 11/29/2037		11,325	11,325
Federal Housing Administration
7.430% due 10/01/2020		6	6
Freddie Mac
0.290% due 12/25/2036		1,931	1,920
0.405% due 07/15/2019 - 08/15/2019		3,509	3,496
0.509% due 08/25/2031		231	224
0.555% due 05/15/2036		710	709
0.605% due 12/15/2030		99	99
0.655% due 06/15/2018		75	75
1.518% due 02/25/2045		487	475
2.779% due 07/01/2035		355	372
4.500% due 04/01/2041		15,000	15,218
5.500% due 08/15/2030 - 02/01/2040		3,062	3,271
6.000% due 09/01/2016 - 05/01/2040		889	968
6.500% due 07/25/2043		104	120
Small Business Administration
5.600% due 09/01/2028		785	842

Total U.S. Government Agencies (Cost $190,598)			191,809

MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
2.969% due 09/25/2035		1,653	1,290
American Home Mortgage Investment Trust
2.250% due 02/25/2045		281	259
2.281% due 10/25/2034		678	615
Arkle Master Issuer PLC
0.404% due 02/17/2052		30,200	30,049
Banc of America Funding Corp.
5.864% due 01/20/2047		1,051	748
Banc of America Large Loan, Inc.
2.005% due 11/15/2015		787	745
Banc of America Mortgage Securities, Inc.
2.768% due 07/25/2034		1,923	1,771
2.959% due 05/25/2033		892	893
6.500% due 10/25/2031		23	23
BCRR Trust
4.230% due 12/22/2035		6,320	6,459
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		3,996	3,858
2.726% due 04/25/2033		9	9
2.770% due 02/25/2033		2	2
2.859% due 01/25/2034		45	46
2.934% due 03/25/2035		4,191	4,046
2.934% due 08/25/2035		641	500
2.954% due 07/25/2034		672	510
5.023% due 01/25/2035		451	419
5.526% due 04/25/2033		18	18
Bear Stearns Alt-A Trust
0.410% due 02/25/2034		761	624
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	419
5.471% due 01/12/2045		1,200	1,288
Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		1,515	1,014
5.222% due 12/26/2046		839	599
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035		363	336
2.909% due 08/25/2035		1,690	953

Commercial Mortgage Pass-Through Certificates
0.345% due 06/15/2022		672	654
5.306% due 12/10/2046		3,600	3,795
Countrywide Alternative Loan Trust
0.430% due 05/25/2047		851	501
6.000% due 10/25/2033		32	33
Countrywide Home Loan Mortgage Pass-Through Trust
2.812% due 02/20/2035		2,082	1,797
3.118% due 11/25/2034		1,212	1,059
5.250% due 02/20/2036		777	552
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		2	2
2.495% due 07/25/2033		8,255	7,880
Credit Suisse Mortgage Capital Certificates
0.325% due 02/15/2022		3,315	3,184
5.660% due 03/15/2039		400	430
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		2,434	2,481
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020		5,244	5,230
First Horizon Alternative Mortgage Securities
2.326% due 09/25/2034		2,287	2,164
First Horizon Asset Securities, Inc.
2.921% due 08/25/2035		677	546
GMAC Mortgage Corp. Loan Trust
3.062% due 11/19/2035		378	362
Gracechurch Mortgage Financing PLC
0.392% due 11/20/2056		11,555	11,423
Granite Master Issuer PLC
0.394% due 12/20/2054		7,737	7,327
Granite Mortgages PLC
0.996% due 09/20/2044	GBP	1,298	1,990
1.156% due 01/20/2044		206	315
1.392% due 01/20/2044	EUR	237	321
Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$239	219
0.330% due 01/25/2047		267	246
Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033		2,307	1,974
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	211
5.444% due 03/10/2039		1,900	2,011
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		1,783	1,783
GSR Mortgage Loan Trust
2.796% due 09/25/2035		1,788	1,753
Harborview Mortgage Loan Trust
0.474% due 05/19/2035		188	129
2.936% due 07/19/2035		1,042	849
Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	1,200	1,701
Impac CMB Trust
1.250% due 07/25/2033		$318	291
Indymac Index Mortgage Loan Trust
2.677% due 12/25/2034		518	394
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	633
5.882% due 02/15/2051		1,300	1,392
JPMorgan Mortgage Trust
5.041% due 02/25/2035		456	465
5.750% due 01/25/2036		89	84
MASTR Asset Securitization Trust
5.500% due 09/25/2033		31	33
Mellon Residential Funding Corp.
0.735% due 06/15/2030		247	244
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,828
Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		568	437
MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		442	401
1.250% due 10/25/2035		258	227
1.970% due 01/25/2029		37	37
4.250% due 10/25/2035		1,170	1,000
Morgan Stanley Capital I
0.315% due 10/15/2020		1,139	1,095
5.809% due 12/12/2049		300	324
Morgan Stanley Re-REMIC Trust
5.808% due 08/12/2045		700	756
Prime Mortgage Trust
0.650% due 02/25/2019		5	4
0.650% due 02/25/2034		26	24
Residential Funding Mortgage Securities I
3.249% due 09/25/2035		1,518	1,064
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		87	90
Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/2035		433	253
2.585% due 02/25/2034		588	568
2.611% due 01/25/2035		1,525	1,290
2.630% due 08/25/2034		814	788
2.651% due 08/25/2035		454	368
Structured Asset Mortgage Investments, Inc.
0.350% due 09/25/2047		78	77
0.503% due 07/19/2035		1,187	1,130
0.530% due 02/25/2036		266	162
0.914% due 09/19/2032		9	8
Structured Asset Securities Corp.
2.768% due 10/25/2035		516	424
Thornburg Mortgage Securities Trust
0.360% due 11/25/2046		575	568
0.370% due 10/25/2046		1,752	1,736
UBS Commercial Mortgage Trust
1.155% due 07/15/2024		2,659	2,567
Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		2,125	1,969
0.345% due 09/15/2021		6,169	6,116
WaMu Mortgage Pass-Through Certificates
0.520% due 12/25/2045		229	194
0.540% due 10/25/2045		1,314	1,141
1.042% due 01/25/2047		547	364
1.512% due 11/25/2042		93	82
1.514% due 05/25/2041		48	47
1.712% due 06/25/2042		57	48
1.712% due 08/25/2042		241	219
2.734% due 02/27/2034		43	44
3.071% due 09/25/2046		746	612
Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		838	751
2.819% due 06/25/2035		4,213	4,111
2.885% due 10/25/2035		1,582	1,485
4.891% due 09/25/2035		1,602	1,578
4.910% due 01/25/2035		1,154	1,164
4.975% due 12/25/2034		796	784

Total Mortgage-Backed Securities (Cost $166,348)			162,886

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp.
0.310% due 10/25/2036		143	48
AMMC CDO
0.544% due 08/08/2017		3,486	3,273
Amortizing Residential Collateral Trust
0.830% due 07/25/2032		13	12
Asset-Backed Funding Certificates
0.310% due 01/25/2037		32	31
Asset-Backed Securities Corp. Home Equity
0.524% due 09/25/2034		286	261
1.905% due 03/15/2032		200	161
Atrium CDO Corp.
0.734% due 06/27/2015		5,374	5,163
Babson CLO Ltd.
0.633% due 11/15/2016		3,081	2,989
Bear Stearns Asset-Backed Securities Trust
1.250% due 10/25/2037		3,506	2,344
Countrywide Asset-Backed Certificates
0.300% due 06/25/2047		433	429
0.320% due 06/25/2047		65	64
0.330% due 06/25/2037		14	14
0.509% due 05/25/2036		2,360	2,090
0.730% due 12/25/2031		42	23
Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.562% due 05/22/2017		2,965	2,851
Equity One ABS, Inc.
0.810% due 11/25/2032		13	11
First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		100	99
GE-WMC Mortgage Securities LLC
0.290% due 08/25/2036		19	7
HSBC Home Equity Loan Trust
0.544% due 01/20/2034		1,621	1,488
Landmark CDO Ltd.
0.773% due 01/15/2016		1,964	1,860
Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		34	29
Nationstar Home Equity Loan Trust
0.370% due 04/25/2037		839	821
Navigator CDO Ltd.
1.163% due 11/15/2015		1,347	1,293
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		3,000	3,026
SLM Student Loan Trust
1.105% due 10/25/2023	EUR	5,500	7,228
1.905% due 12/15/2017		$3,478	3,505
4.500% due 11/16/2043		1,151	1,119
6.255% due 07/15/2042		2,084	2,014
Structured Asset Securities Corp.
0.300% due 10/25/2036		51	51
Truman Capital Mortgage Loan Trust
0.590% due 01/25/2034		1	1

Total Asset-Backed Securities (Cost $43,770)			42,313

SOVEREIGN ISSUES 4.2%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	455	274
10.000% due 01/01/2017		4,500	2,445
Canada Government International Bond
1.500% due 12/01/2012	CAD	25,400	26,109
1.750% due 03/01/2013		1,600	1,648

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	22,246
3.950% due 12/15/2011		500	525
4.000% due 06/15/2012		1,200	1,274
4.550% due 12/15/2012		1,800	1,941
4.800% due 06/15/2012		900	964
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	3,000	2,333
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,203
8.000% due 01/23/2014		1,700	1,940
Korea Government Bond
4.875% due 09/22/2014		600	641
5.125% due 12/07/2016		500	536
5.750% due 04/16/2014		500	545
Societe Financement de l’Economie Francaise
0.503% due 07/16/2012		1,000	1,004
2.125% due 05/20/2012	EUR	700	998

Total Sovereign Issues (Cost $68,104)			70,626

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Bank of America Corp.
7.250% due 12/31/2049		1,339	1,354
Wells Fargo & Co.
7.500% due 12/31/2049		7,463	7,725

			9,079

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	28

Total Convertible Preferred Securities (Cost $7,136)			9,107

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
0.685% due 03/06/2032		420	3,190
Farm Credit Bank
10.000% due 03/06/2032		1,900	2,134

Total Preferred Securities (Cost $6,419)			5,324

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.8%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$1,200	1,208
Banco Do Brasil S.A.
0.000% due 02/15/2012		7,900	7,960
Bank of Nova Scotia
0.603% due 10/18/2012		4,600	4,607
Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		3,700	3,705
Intesa Sanpaolo SpA
2.375% due 12/21/2012		7,200	7,250
Itau Unibanco S.A.
1.450% due 06/13/2011		3,300	3,292
1.670% due 02/06/2012		6,000	5,912
1.700% due 09/12/2011		3,400	3,379

			37,313

COMMERCIAL PAPER 0.7%
Comcast Corp.
0.480% due 04/25/2011		1,100	1,099
Kells Funding LLC
0.250% due 05/17/2011		900	900
0.280% due 07/18/2011		2,400	2,398
Nissan Motor Acceptance Corp.
0.600% due 06/22/2011		2,500	2,498
Vodafone Group PLC
0.880% due 01/19/2012		4,800	4,773

			11,668

REPURCHASE AGREEMENTS 1.5%
Morgan Stanley & Co., Inc.
0.140% due 04/01/2011		23,100	23,100
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.750% due 02/15/2019 valued at $23,609. Repurchase proceeds are $23,100.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		1,425	1,425
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,455. Repurchase proceeds are $1,425.)

			24,525

SHORT-TERM NOTES 0.7%
Pacific Gas & Electric Co.
0.883% due 10/11/2011		12,500	12,499

U.S. TREASURY BILLS 0.3%
0.148% due 04/21/2011 -
09/15/2011 (c)(e)(f)		4,394	4,392

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 29.4%
		49,303,624	493,924

Total Short-Term Instruments (Cost $584,055)			584,321

Total Investments 104.3% (Cost $1,743,278)			$1,752,439
Written Options (h) (0.3%) (Premiums $4,402)			(5,307)
Other Assets and Liabilities (Net) (4.0%)			(67,495)

Net Assets 100.0%			$1,679,637

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $2,408 has been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $4,104 has been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	725	$55
90-Day Eurodollar December Futures	Long	12/2012	80	(168)
90-Day Eurodollar June Futures	Long	06/2012	924	(329)
90-Day Eurodollar March Futures	Long	03/2012	981	(75)
90-Day Eurodollar September Futures	Long	09/2011	528	109
90-Day Eurodollar September Futures	Long	09/2012	242	(403)

				$(811)

(g)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	1.000%	12/20/2011	0.187%	$300	$2	$(1)	$3
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.050%	1,100	(2)	(14)	12
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%	5,100	0	(39)	39
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%	1,000	0	(16)	16
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%	1,000	0	(10)	10
Brazil Government International Bond	HSBC	1.000%	03/20/2016	1.081%	1,300	(4)	(6)	2
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%	400	0	(4)	4
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%	500	0	(5)	5
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.036%	2,600	(4)	1	(5)
France Government Bond	CITI	0.250%	12/20/2015	0.693%	2,600	(52)	(68)	16
France Government Bond	GSC	0.250%	12/20/2015	0.693%	5,100	(102)	(137)	35
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	0.549%	2,600	13	0	13
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.606%	700	9	0	9
General Electric Capital Corp.	CITI	4.000%	12/20/2013	0.742%	2,200	196	0	196
General Electric Capital Corp.	CITI	4.325%	12/20/2013	0.742%	1,600	156	0	156
General Electric Capital Corp.	DUB	0.800%	06/20/2011	0.325%	4,300	6	0	6
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.325%	600	4	0	4
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.742%	2,400	228	0	228
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.742%	1,900	216	0	216
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.128%	100	0	(6)	6
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.270%	1,650	3	1	2
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.270%	550	1	0	1
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.270%	1,650	3	4	(1)
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.270%	1,650	3	3	0
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.841%	2,400	16	37	(21)
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.928%	1,400	5	25	(20)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.965%	4,400	9	59	(50)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.928%	1,400	5	24	(19)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%	5,900	11	82	(71)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.887%	9,000	46	149	(103)
Japan Government International Bond	GSC	1.000%	03/20/2015	0.809%	3,700	29	36	(7)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%	1,200	2	10	(8)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.928%	1,500	6	26	(20)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.928%	1,400	6	22	(16)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	0.956%	5,100	10	(39)	49
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%	3,400	(2)	(19)	17
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%	1,900	6	(17)	23
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%	300	(17)	(20)	3
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%	200	(12)	(13)	1
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.425%	1,400	32	9	23
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.425%	1,200	27	8	19
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%	200	4	1	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%	900	20	17	3
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.425%	1,600	36	9	27
United Kingdom Gilt	GSC	1.000%	03/20/2016	0.538%	1,000	22	20	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%	3,600	81	19	62

						$1,018	$148	$870

Credit Default Swaps on Credit Indices – Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$1,900	$210	$190	$20
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014	1,000	111	100	11
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	12,200	1,474	1,439	35
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	400	49	50	(1)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	6,100	737	678	59
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	60	56	4
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	8,300	1,003	966	37
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	1,100	145	140	5
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,800	237	235	2
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	26	24	2
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	800	105	104	1
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	3,700	487	481	6
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	400	56	54	2
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	20	0	20
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	5	0	5
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	5,100	177	26	151
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	5,400	188	(40)	228
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	94	0	94
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	4	0	4
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	8,000	60	(15)	75

					$5,250	$4,488	$762

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	$15	$4	$11
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	41	9	32
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	45	20	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	155	34	121
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	12	0	12
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	10	0	10
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	48	(5)	53
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	4	2	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	16	4	12
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	3,854	(55)	3,909
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	4	(2)	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	23	1	22
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	11	1	10
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		14,800	38	32	6
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	(3)	3	(6)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	(2)	3	(5)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	9	3	6
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	10	0	10
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	6	3	3
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	17	8	9
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	103	11	92
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	59	28	31
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	187	23	164
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,300	(11)	0	(11)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,500	(1)	11	(12)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	9	0	9
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	6	3	3
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	5	3	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	6	4	2
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	64	0	64
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	7	4	3

							$4,752	$152	$4,600

(h)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$122.000	05/20/2011	164	$77	$(39)
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	05/20/2011	164	71	(90)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	170	139	(128)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	745	346	(403)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	745	417	(146)

				$1,050	$(806)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$19,600	$40	$(81)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,400	129	(225)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,800	12	(26)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	62,000	537	(905)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,500	49	(70)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,500	254	(339)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,300	168	(196)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	23,500	244	(366)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,300	90	(106)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,300	88	(119)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,200	178	(284)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,600	239	(379)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,800	292	(357)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	(118)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,900	54	(26)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,900	26	(13)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	2,000	28	(13)

							$2,526	$(3,623)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BCLY	Buy	0.800%	06/15/2011		$3,200	$10	$(6)
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	06/15/2011		3,200	10	(3)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011		2,700	6	(6)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011		2,700	11	(8)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011		11,700	46	(27)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011		11,700	54	(34)
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	06/15/2011		5,800	18	(10)
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		5,800	17	(6)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011		11,200	60	(32)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011		1,400	6	(6)
Put - OTC iTraxx Europe 14 5-Year Index	BNP	Sell	1.500%	09/21/2011	EUR	29,000	199	(121)

							$437	$(259)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$1,200	$5	$(1)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$9,800	$52	$(82)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	9,100	46	(76)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	17,100	189	(303)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	8,900	97	(157)

					$384	$(618)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(i)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2041	$2,100	$2,197	$(2,197)
Fannie Mae	5.500%	04/01/2041	5,000	5,339	(5,344)
Fannie Mae	6.000%	04/01/2041	5,000	5,414	(5,434)

				$12,950	$(12,975)

(j)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,655	04/2011	RBS	$249	$0	$249
Buy	BRL	34,841	04/2011	BCLY	804	0	804
Sell		34,841	04/2011	CITI	0	(490)	(490)
Buy		34,841	06/2011	CITI	514	0	514
Buy		186	09/2011	BOA	10	0	10
Sell	CAD	1,187	06/2011	BNP	0	(7)	(7)
Buy		1,387	06/2011	DUB	26	0	26
Buy	CHF	277	05/2011	MSC	5	0	5
Buy	CNY	580	11/2011	BCLY	0	(1)	(1)
Buy		3,488	11/2011	CITI	3	0	3
Buy		17,558	11/2011	HSBC	0	(18)	(18)
Buy		18,666	11/2011	JPM	0	(14)	(14)
Buy		20,903	02/2012	BCLY	0	(21)	(21)
Buy	EUR	704	04/2011	BNP	0	(1)	(1)
Buy		203	04/2011	CITI	4	0	4
Sell		13,881	04/2011	CITI	0	(932)	(932)
Sell		1,380	04/2011	JPM	0	(86)	(86)
Buy		446	04/2011	RBC	12	0	12
Buy		800	04/2011	UBS	8	0	8
Sell		13,878	04/2011	UBS	0	(954)	(954)
Sell	GBP	2,277	06/2011	BOA	6	0	6
Buy	IDR	4,413,400	04/2011	BCLY	7	0	7
Buy		9,443,070	04/2011	CITI	42	0	42
Sell		27,250,070	04/2011	CITI	0	(3)	(3)
Buy		10,654,600	04/2011	JPM	23	0	23
Buy		2,739,000	04/2011	MSC	15	0	15
Buy		8,967,000	07/2011	CITI	40	0	40
Buy		1,142,900	07/2011	HSBC	7	0	7
Buy		4,679,000	07/2011	JPM	24	0	24
Buy		9,073,000	10/2011	DUB	42	0	42
Buy		19,155,525	10/2011	RBS	80	0	80
Buy		27,250,070	01/2012	CITI	8	0	8
Buy	INR	84,453	05/2011	BCLY	48	0	48
Buy		9,290	05/2011	BOA	8	0	8
Buy		77,274	05/2011	JPM	54	0	54
Buy		149,902	08/2011	CITI	95	0	95
Sell	JPY	436,860	04/2011	CITI	195	0	195
Buy	KRW	315,600	05/2011	BCLY	5	0	5
Buy		341,490	05/2011	BOA	11	0	11
Buy		1,794,160	05/2011	CITI	38	0	38
Buy		185,785	05/2011	GSC	4	0	4
Buy		402,500	05/2011	HSBC	12	0	12
Buy		8,754,670	05/2011	JPM	336	0	336
Buy		5,620,695	05/2011	MSC	115	0	115
Buy		347,000	05/2011	RBS	9	0	9
Buy		348,450	05/2011	UBS	17	0	17
Buy		214,130	08/2011	CITI	4	0	4
Buy		180,368	08/2011	GSC	3	0	3
Buy		199,960	08/2011	MSC	3	0	3
Buy		251,000	08/2011	RBS	2	0	2
Buy	MXN	204,439	07/2011	CITI	425	0	425
Buy		4,947	07/2011	DUB	12	0	12
Buy		53,727	07/2011	HSBC	79	0	79
Buy		6,118	07/2011	MSC	10	0	10
Buy		2,447	07/2011	UBS	4	0	4
Buy	MYR	1,800	08/2011	BCLY	10	0	10
Buy		3,500	08/2011	CITI	19	0	19
Buy		1,050	08/2011	HSBC	5	0	5
Buy		600	08/2011	JPM	3	0	3
Buy	PHP	4,248	04/2011	BCLY	0	(2)	(2)
Buy		8,800	04/2011	BOA	3	0	3
Buy		12,997	04/2011	CITI	1	(1)	0
Sell		26,505	04/2011	HSBC	0	0	0
Buy		13,018	04/2011	JPM	2	(2)	0
Sell		12,558	04/2011	MSC	0	0	0
Buy		84,599	06/2011	BCLY	51	0	51
Buy		4,000	06/2011	BOA	0	(1)	(1)
Buy		46,796	06/2011	CITI	5	(9)	(4)
Buy		12,276	06/2011	DUB	2	0	2
Buy		5,977	06/2011	HSBC	1	0	1
Buy		69,621	06/2011	JPM	20	(1)	19
Buy		20,058	11/2011	BCLY	10	0	10
Buy		56,754	11/2011	CITI	14	(1)	13
Buy		6,608	11/2011	DUB	2	0	2
Buy		13,176	11/2011	GSC	3	0	3
Buy		26,314	11/2011	JPM	7	(1)	6
Buy		26,505	03/2012	HSBC	0	0	0
Buy		12,558	03/2012	MSC	0	0	0
Buy	RUB	14,485	04/2011	BCLY	8	0	8
Sell		14,485	04/2011	BCLY	1	0	1
Buy		2,897	04/2011	JPM	2	0	2
Sell		2,897	04/2011	JPM	0	0	0
Buy		14,485	07/2011	BCLY	0	(1)	(1)
Buy	SEK	635	05/2011	MSC	1	0	1
Buy	SGD	3,239	06/2011	BOA	38	0	38
Buy		257	06/2011	CITI	4	0	4
Buy		1,465	06/2011	DUB	38	0	38
Buy		1,361	06/2011	GSC	30	0	30
Buy		973	06/2011	JPM	22	0	22
Buy		920	06/2011	RBS	31	0	31
Buy		500	09/2011	BCLY	6	0	6
Buy		1,000	09/2011	CITI	12	0	12
Buy		800	09/2011	DUB	8	0	8
Buy		1,482	09/2011	JPM	14	0	14
Buy		1,000	09/2011	RBS	11	0	11
Buy	TRY	5,838	07/2011	HSBC	34	0	34
Buy	TWD	6,639	04/2011	BOA	8	0	8
Sell		6,639	04/2011	BOA	0	(1)	(1)
Buy		26,872	04/2011	CITI	2	0	2
Sell		26,872	04/2011	CITI	0	(3)	(3)
Buy		13,420	04/2011	DUB	10	0	10
Sell		13,420	04/2011	DUB	0	(1)	(1)
Buy		6,813	04/2011	JPM	7	0	7
Sell		6,813	04/2011	JPM	0	(1)	(1)
Buy		26,872	01/2012	CITI	3	0	3
Buy	ZAR	1,394	04/2011	JPM	5	0	5
Buy		1,395	04/2011	MSC	6	0	6
Buy		696	07/2011	CITI	1	0	1
Buy		1,394	07/2011	HSBC	3	0	3
Buy		32,513	07/2011	JPM	0	(26)	(26)
Buy		1,520	09/2011	BCLY	19	0	19
Buy		760	09/2011	MSC	10	0	10
Buy		760	09/2011	UBS	10	0	10

					$3,920	$(2,578)	$1,342

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$4,166	$0	$4,166
Corporate Bonds & Notes
Banking & Finance	0	391,993	0	391,993
Industrials	0	159,131	0	159,131
Utilities	0	91,305	0	91,305
Convertible Bonds & Notes
Industrials	0	30,325	0	30,325
Municipal Bonds & Notes
Illinois	0	5,836	0	5,836
New Jersey	0	3,297	0	3,297
U.S. Government Agencies	0	180,477	11,332	191,809
Mortgage-Backed Securities	0	162,886	0	162,886
Asset-Backed Securities	0	30,046	12,267	42,313
Sovereign Issues	0	68,293	2,333	70,626
Convertible Preferred Securities
Banking & Finance	9,079	0	0	9,079
Industrials	0	28	0	28
Preferred Securities
Banking & Finance	0	2,134	3,190	5,324
Short-Term Instruments
Certificates of Deposit	0	37,313	0	37,313
Commercial Paper	0	11,668	0	11,668
Repurchase Agreements	0	24,525	0	24,525
Short-Term Notes	0	12,499	0	12,499
U.S. Treasury Bills	0	4,392	0	4,392
PIMCO Short-Term Floating NAV Portfolio	493,924	0	0	493,924
	$503,003	$1,220,314	$29,122	$1,752,439
Short Sales, at value	$0	$(12,975)	$0	$(12,975)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,974	0	1,974
Foreign Exchange Contracts	0	3,920	0	3,920
Interest Rate Contracts	164	4,634	0	4,798
	$164	$10,528	$0	$10,692

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(602)	0	(602)
Foreign Exchange Contracts	0	(2,579)	0	(2,579)
Interest Rate Contracts	(975)	(4,462)	(618)	(6,055)

	$(975)	$(7,643)	$(618)	$(9,236)

Totals	$502,192	$1,210,224	$28,504	$1,740,920

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
U.S. Government Agencies	$12,150	$0	$(945)	$0	$0	$127	$0	$0	$11,332	$113
Mortgage-Backed Securities	5,497	0	(256)	0	0	(11)	0	(5,230)	0	0
Asset-Backed Securities	14,740	6,219	(3,670)	12	74	55	0	(5,163)	12,267	(58)
Sovereign Issues	0	2,360	0	0	0	(27)	0	0	2,333	(27)
Preferred Securities
Banking & Finance	3,206	0	0	0	0	(16)	0	0	3,190	(16)

	$35,593	$8,579	$(4,871)	$12	$74	$128	$0	$(10,393)	$29,122	$12

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(590)	$0	$0	$0	$0	$(28)	$0	$0	$(618)	$(28)

Totals	$35,003	$8,579	$(4,871)	$12	$74	$100	$0	$(10,393)	$28,504	$(16)

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 99.9%
CERTIFICATES OF DEPOSIT 2.0%
BNP Paribas
0.260% due 04/01/2011	$500	$500
Standard Chartered Bank
0.240% due 04/11/2011	2,000	2,000
Toronto-Dominion Bank
0.225% due 04/15/2011	2,500	2,500

		5,000

FINANCIAL COMPANY COMMERCIAL PAPER 6.0%
BPCE S.A.
0.350% due 04/13/2011	2,500	2,500
Citigroup Funding, Inc.
0.270% due 05/03/2011	2,500	2,499
Nordea North America
0.200% due 04/15/2011	2,500	2,500
Rabobank USA Financial Co.
0.330% due 04/04/2011	5,300	5,300
Societe Generale
0.280% due 05/02/2011	2,500	2,499

		15,298

GOVERNMENT AGENCY DEBT 34.8%
Citigroup Funding, Inc.
0.231% due 05/05/2011 (b)	4,150	4,150
Federal Home Loan Bank
0.155% due 07/25/2011	12,800	12,797
0.184% due 10/27/2011	19,000	18,997
0.540% due 05/24/2011	10,700	10,700
0.560% due 05/27/2011	2,200	2,200
General Electric Capital Corp.
3.000% due 12/09/2011 (b)	5,000	5,090
Goldman Sachs Group, Inc.
1.625% due 07/15/2011 (b)	825	828
JPMorgan Chase & Co.
0.433% due 04/01/2011 (b)	12,600	12,600
Regions Bank
3.250% due 12/09/2011 (b)	988	1,008
Straight-A Funding LLC
0.250% due 04/04/2011	3,000	3,000
0.250% due 04/14/2011	3,400	3,400
SunTrust Bank
3.000% due 11/16/2011 (b)	9,700	9,858
Wells Fargo & Co.
3.000% due 12/09/2011 (b)	3,500	3,564

		88,192

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 8.5%
Citigroup Global Markets, Inc.
0.150% due 04/01/2011	1,600	1,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $1,635. Repurchase proceeds are $1,600.)
Goldman Sachs Group, Inc.
0.160% due 04/01/2011	10,000	10,000
(Dated 03/31/2011. Collateralized by Fannie Mae 4.500% due 04/01/2041 valued at $10,303. Repurchase proceeds are $10,000.)
RBS Securities, Inc.
0.160% due 04/01/2011	10,000	10,000

(Dated 03/31/2011. Collateralized by Fannie Mae 3.200% due 09/10/2020 valued at $10,069. Repurchase proceeds are $10,000.)		21,600

OTHER NOTES 1.9%
AT&T Corp.
7.300% due 11/15/2011	500	520
Metropolitan Life Global Funding I
0.703% due 07/13/2011	500	500
5.125% due 11/09/2011	1,300	1,336
Svenska Handelsbanken AB
0.453% due 07/01/2011	1,000	1,000
Wells Fargo & Co.
6.375% due 08/01/2011	1,300	1,319

		4,675

TREASURY DEBT 5.0%
U.S. Treasury Bills
0.236% due 08/25/2011 - 12/15/2011 (a)	12,700	12,688

TREASURY REPURCHASE AGREEMENTS 41.7%
Banc of America Securities LLC
0.140% due 04/01/2011	34,200	34,200
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $34,984. Repurchase proceeds are $34,200.)
Barclays Capital, Inc.
0.130% due 04/01/2011	3,300	3,300
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $3,371. Repurchase proceeds are $3,300.)
Credit Suisse Securities (USA) LLC
0.140% due 04/01/2011	9,200	9,200
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375% - 2.625% due 05/15/2013 - 04/30/2016 valued at $9,406. Repurchase proceeds are $9,200.)
Deutsche Bank Securities, Inc.
0.100% due 04/01/2011	10,000	10,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 03/31/2013 valued at $10,198. Repurchase proceeds are $10,000.)
Morgan Stanley & Co., Inc.
0.140% due 04/01/2011	37,900	37,900
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $38,713. Repurchase proceeds are $37,900.)
State Street Bank and Trust Co.
0.010% due 04/01/2011	884	884
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $905. Repurchase proceeds are $884.)
TD Securities (USA) LLC
0.140% due 04/01/2011	10,000	10,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $10,161. Repurchase proceeds are $10,000.)

		105,484

Total Short-Term Instruments (Cost $252,937)		252,937

Total Investments 99.9% (Cost $252,937)		$252,937
Other Assets and Liabilities (Net) 0.1%		234

Net Assets 100.0%		$253,171

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Short-Term Instruments
Certificates of Deposit	$ 0	$5,000	$0	$5,000
Financial Company Commercial Paper	0	15,298	0	15,298
Government Agency Debt	0	88,192	0	88,192
Government Agency Repurchase Agreements	0	21,600	0	21,600
Other Notes	0	4,675	0	4,675
Treasury Debt	0	12,688	0	12,688
Treasury Repurchase Agreements	0	105,484	0	105,484
	$ 0	$252,937	$0	$252,937

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
International Lease Finance Corp.
6.750% due 03/17/2015		$1,000	$1,007
7.000% due 03/17/2016		5,900	5,946
Vodafone Group PLC
6.875% due 08/11/2015		1,242	1,255

Total Bank Loan Obligations (Cost $8,020)			8,208

CORPORATE BONDS & NOTES 31.8%
BANKING & FINANCE 28.6%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,700	5,901
Ally Financial, Inc.
3.512% due 02/11/2014		15,400	15,450
5.375% due 06/06/2011		400	404
6.625% due 05/15/2012		2,000	2,088
6.750% due 12/01/2014		1,600	1,680
6.875% due 09/15/2011		600	613
8.300% due 02/12/2015		900	989
American Express Bank FSB
0.378% due 05/29/2012		1,480	1,477
American Express Centurion Bank
0.406% due 06/12/2012		2,100	2,095
American Express Co.
7.250% due 05/20/2014		5,700	6,482
American Express Credit Corp.
0.368% due 02/24/2012		2,700	2,696
5.875% due 05/02/2013		300	324
American International Group, Inc.
5.850% due 01/16/2018		1,300	1,357
8.175% due 05/15/2068		4,900	5,310
8.250% due 08/15/2018		1,600	1,875
ANZ National International Ltd.
0.754% due 08/19/2014		4,000	4,030
6.200% due 07/19/2013		3,200	3,490
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,170
Banco Santander Brasil S.A.
2.409% due 03/18/2014		7,100	7,125
Bank of Montreal
2.850% due 06/09/2015		7,900	7,967
Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,402
Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,396
7.434% due 09/29/2049		700	704
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,357
BPCE S.A.
2.375% due 10/04/2013		7,900	7,900
Citigroup, Inc.
1.164% due 02/15/2013		35,100	35,223
1.238% due 03/05/2014	EUR	2,100	2,884
2.312% due 08/13/2013		$1,000	1,030
5.250% due 02/27/2012		3,200	3,325
5.300% due 10/17/2012		1,000	1,055
6.000% due 12/13/2013		6,599	7,174
6.400% due 03/27/2013	EUR	5,000	7,472
Commonwealth Bank of Australia
0.589% due 09/17/2014		$4,900	4,908
0.723% due 07/12/2013		26,600	26,661
0.808% due 06/25/2014		7,100	7,161
Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,578
Credit Suisse
1.263% due 01/14/2014		31,400	31,813
DanFin Funding Ltd.
1.003% due 07/16/2013		8,300	8,297
Dexia Credit Local
0.710% due 03/05/2013		4,500	4,472
Dexia Credit Local S.A.
0.784% due 04/29/2014		27,000	26,870
0.959% due 09/23/2011		2,500	2,505
FIH Erhvervsbank A/S
2.000% due 06/12/2013		1,200	1,220
Ford Motor Credit Co. LLC
3.053% due 01/13/2012		1,400	1,414
7.000% due 10/01/2013		3,300	3,562
7.250% due 10/25/2011		3,200	3,294
7.800% due 06/01/2012		700	742
General Electric Capital Corp.
0.309% due 09/21/2012		30,900	30,935
0.309% due 12/21/2012		54,100	54,228
Goldman Sachs Group, Inc.
1.393% due 11/15/2014	EUR	8,100	11,121
HCP, Inc.
6.700% due 01/30/2018		$3,000	3,324
HSBC Bank PLC
1.103% due 01/17/2014		9,500	9,510
HSBC Finance Corp.
0.553% due 01/15/2014		4,600	4,536
0.653% due 07/19/2012		800	798
1.251% due 04/05/2013	EUR	2,100	2,908
6.750% due 05/15/2011		$1,925	1,938
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		4,900	4,925
ICICI Bank Ltd.
2.062% due 02/24/2014		3,700	3,679
ING Bank Australia Ltd.
5.523% due 06/24/2014	AUD	800	833
ING Bank NV
0.933% due 01/13/2012		$13,200	13,236
1.107% due 03/30/2012		22,400	22,473
1.623% due 10/18/2013		6,900	6,934
International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,634
6.375% due 03/25/2013		1,000	1,040
6.500% due 09/01/2014		1,400	1,502
6.625% due 11/15/2013		900	936
6.750% due 09/01/2016		1,200	1,290
7.125% due 09/01/2018		2,500	2,699
LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,123
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	614
5.316% due 04/05/2011 (a)		23	8
6.875% due 05/02/2018 (a)		$1,900	508
7.000% due 09/27/2027 (a)		100	26
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,050
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,300	1,322
4.100% due 12/17/2013		9,000	9,598
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,343
Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		1,000	996
1.317% due 01/31/2014	EUR	7,100	9,790
1.359% due 08/09/2013		2,700	3,750
1.947% due 09/27/2012		900	1,246
6.050% due 08/15/2012		$14,800	15,727
Metropolitan Life Global Funding I
1.434% due 09/17/2012		8,900	9,011
Morgan Stanley
0.603% due 01/09/2014		8,600	8,470
0.783% due 10/15/2015		1,700	1,634
1.312% due 07/20/2012	EUR	800	1,123
1.388% due 11/29/2013		9,100	12,541
1.422% due 03/01/2013		2,600	3,638
2.812% due 05/14/2013		$4,200	4,351
NIBC Bank NV
2.800% due 12/02/2014		21,600	22,313
Nordea Bank AB
1.203% due 01/14/2014		24,500	24,755
Pricoa Global Funding I
0.438% due 06/26/2012		15,100	15,009
Prudential Financial, Inc.
3.450% due 06/10/2013		2,000	2,044
Royal Bank of Scotland Group PLC
0.570% due 03/30/2012		26,200	26,246
1.203% due 04/23/2012		700	706
1.307% due 01/30/2017	EUR	7,000	8,539
1.450% due 10/20/2011		$22,200	22,339
2.732% due 08/23/2013		14,900	15,315
3.000% due 12/09/2011		2,200	2,240
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		19,000	18,829
SLM Corp.
3.046% due 04/01/2014		480	467
Svenska Handelsbanken AB
1.310% due 09/14/2012		7,400	7,467
UBS AG
2.250% due 08/12/2013		4,200	4,240
Vita Capital III Ltd.
1.423% due 01/01/2012		700	692
Wachovia Corp.
1.244% due 02/13/2014	EUR	2,100	2,914
Westpac Banking Corp.
0.500% due 12/14/2012		$34,000	34,025
0.590% due 09/10/2014		1,100	1,102
2.700% due 12/09/2014		5,100	5,165
3.585% due 08/14/2014		6,300	6,608
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,875

			778,180

INDUSTRIALS 3.0%
Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,104
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,406
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	1,111
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,425
Dow Chemical Co.
2.562% due 08/08/2011		6,500	6,549
4.850% due 08/15/2012		1,700	1,781
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,202
7.343% due 04/11/2013		500	552
Masco Corp.
6.125% due 10/03/2016		1,500	1,538
NXP BV
3.748% due 10/15/2013	EUR	9,400	13,288
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,034
Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,836

Rexam PLC
6.750% due 06/01/2013		1,200	1,302
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,091
UST LLC
6.625% due 07/15/2012		2,500	2,651
Videotron Ltee
6.875% due 01/15/2014		1,900	1,936
Volkswagen International Finance NV
0.757% due 10/01/2012		22,500	22,517
Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,066

			81,389

UTILITIES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,686
BP Capital Markets PLC
0.450% due 04/11/2011		300	300
Verizon Wireless Capital LLC
3.750% due 05/20/2011		3,700	3,716

			6,702

Total Corporate Bonds & Notes (Cost $854,495)			866,271

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	401

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	619

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		320	325

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,040	727

Total Municipal Bonds & Notes (Cost $2,731)			2,072

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
0.310% due 12/25/2036		160	157
0.400% due 08/25/2034		178	170
0.600% due 05/25/2042		192	192
0.690% due 05/25/2036		181	181
0.750% due 12/18/2013		30,300	29,835
0.930% due 02/25/2041		12,141	12,210
1.050% due 02/25/2036		1,090	1,089
1.250% due 03/14/2014		10,100	10,048
1.518% due 06/01/2043 - 09/01/2044		1,383	1,383
2.445% due 11/01/2024		14	15
2.558% due 05/25/2035		1,187	1,221
2.686% due 11/01/2034		2,312	2,437
4.500% due 04/01/2023 - 04/01/2024		13,471	14,142
4.578% due 12/01/2036		2,611	2,729
5.281% due 10/01/2035		874	931
5.375% due 04/11/2022		1,600	1,668
5.950% due 02/25/2044		252	253
6.000% due 03/09/2020		9,500	9,723
6.280% due 06/15/2027		1,000	1,037
Freddie Mac
0.214% due 03/21/2013		44,600	44,584
0.405% due 10/15/2020		2,511	2,501
0.485% due 02/15/2019		368	368
0.509% due 08/25/2031		96	93
0.605% due 12/15/2030		90	90
0.705% due 08/15/2033		12,643	12,669
1.513% due 10/25/2044		6,087	6,006
1.518% due 02/25/2045		1,859	1,812
2.489% due 01/01/2034		214	224
5.319% due 12/01/2035		609	650
Ginnie Mae
0.554% due 03/20/2037		13,005	12,938
NCUA Guaranteed Notes
0.709% due 10/07/2020		5,957	5,964
0.819% due 12/08/2020		6,704	6,738
Small Business Administration
5.902% due 02/10/2018		717	796
6.020% due 08/01/2028		2,329	2,574

Total U.S. Government Agencies (Cost $187,162)			187,428

U.S. TREASURY OBLIGATIONS 80.5%
Treasury Inflation Protected Securities (d)
0.500% due 04/15/2015		2,642	2,742
0.625% due 04/15/2013		10,209	10,688
1.125% due 01/15/2021		4,127	4,187
1.250% due 04/15/2014		44,843	47,932
1.375% due 01/15/2020		109,908	115,249
1.625% due 01/15/2015		42,782	46,382
1.625% due 01/15/2018		22,177	23,975
1.750% due 01/15/2028 (f)(i)		99,080	101,077
1.875% due 07/15/2013 (f)		58,625	63,420
1.875% due 07/15/2015		133,282	146,642
1.875% due 07/15/2019		33,618	36,878
2.000% due 04/15/2012		38,955	40,745
2.000% due 01/15/2014 (f)		61,729	67,274
2.000% due 07/15/2014 (f)		134,613	147,748
2.000% due 01/15/2016 (f)		103,068	113,826
2.000% due 01/15/2026		105,119	112,288
2.125% due 01/15/2019		15,999	17,850
2.375% due 04/15/2011		11,093	11,133
2.375% due 01/15/2017		62,505	70,469
2.375% due 01/15/2025 (f)		102,112	114,748
2.375% due 01/15/2027 (f)(i)		78,084	86,972
2.500% due 07/15/2016		100,010	113,550
2.500% due 01/15/2029		52,099	59,079
2.625% due 07/15/2017		89,753	103,076
3.000% due 07/15/2012 (f)(i)		75,013	80,387
3.375% due 01/15/2012		141,144	147,969
3.375% due 04/15/2032		1,240	1,599
3.625% due 04/15/2028 (i)		110,524	142,688
3.875% due 04/15/2029 (i)		119,344	159,856

Total U.S. Treasury Obligations (Cost $2,161,139)			2,190,429

MORTGAGE-BACKED SECURITIES 8.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058		6,174	6,389
American Home Mortgage Investment Trust
1.960% due 09/25/2045		758	667
Arkle Master Issuer PLC
0.404% due 02/17/2052		21,100	20,995
1.464% due 05/17/2060		5,800	5,793
Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	1,113	1,577
Banc of America Commercial Mortgage, Inc.
0.428% due 06/10/2049		$482	463
5.492% due 02/10/2051		420	441
5.658% due 06/10/2049		482	500
Banc of America Funding Corp.
2.796% due 02/20/2036		1,874	1,800
5.864% due 01/20/2047		928	660
Banc of America Large Loan, Inc.
0.765% due 08/15/2029		3,487	3,349
2.005% due 11/15/2015		9,547	9,035
5.620% due 06/24/2050		1,600	1,705
5.640% due 02/17/2051		1,000	1,063
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		368	318
2.881% due 02/25/2036		1,430	1,165
5.176% due 11/25/2034		266	248
6.500% due 09/25/2033		65	68
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		762	736
2.400% due 08/25/2035		599	578
2.560% due 10/25/2035		2,414	2,211
2.710% due 03/25/2035		1,062	1,022
2.783% due 03/25/2035		1,029	847
2.934% due 03/25/2035		332	321
3.121% due 01/25/2035		4,185	3,879
4.827% due 01/25/2035		1,145	1,066
Bear Stearns Alt-A Trust
2.868% due 03/25/2036		1,113	638
2.987% due 09/25/2035		3,512	2,749
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (b)		3,300	3,267
Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		3,219	2,154
Chase Mortgage Finance Corp.
2.903% due 02/25/2037		213	200
Chaseflex Trust
6.000% due 02/25/2037		1,000	773
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		93	90
2.510% due 08/25/2035		459	436
2.560% due 08/25/2035		460	410
2.670% due 12/25/2035		2,359	2,298
2.820% due 12/25/2035		109	101
5.770% due 09/25/2037		2,359	1,682
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	216
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,382	2,375
Countrywide Alternative Loan Trust
0.420% due 05/25/2047		12,459	8,416
0.430% due 05/25/2047		327	193
0.434% due 02/20/2047		1,004	563
0.440% due 09/25/2046		11,671	6,562
0.530% due 12/25/2035		62	44
1.312% due 12/25/2035		289	183
6.000% due 01/25/2037		578	444

Countrywide Home Loan Mortgage Pass-Through Trust
0.590% due 06/25/2035		363	309
2.969% due 11/19/2033		89	91
5.500% due 08/25/2035		1,549	1,484
5.538% due 05/20/2036		332	237
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,258
Deutsche ALT-A Securities, Inc.
0.350% due 10/25/2036		42	17
Deutsche Mortgage Securities, Inc.
1.511% due 06/28/2047		1,084	1,083
First Horizon Alternative Mortgage Securities
2.365% due 06/25/2034		566	527
First Horizon Asset Securities, Inc.
2.921% due 08/25/2035		1,353	1,092
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		551	553
Gracechurch Mortgage Financing PLC
0.392% due 11/20/2056		418	413
Granite Master Issuer PLC
0.294% due 12/20/2054		1,740	1,648
0.344% due 12/20/2054		366	347
0.354% due 12/20/2054		471	446
Granite Mortgages PLC
0.996% due 09/20/2044	GBP	695	1,066
Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		$106	97
0.330% due 01/25/2047		847	782
0.470% due 06/25/2045		554	373
0.520% due 11/25/2045		301	199
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		178	178
1.317% due 03/06/2020		1,500	1,501
4.592% due 08/10/2043		6,000	6,034
GSR Mortgage Loan Trust
2.796% due 09/25/2035		1,363	1,336
3.044% due 01/25/2035		742	701
Harborview Mortgage Loan Trust
0.474% due 05/19/2035		167	115
0.534% due 02/19/2036		332	211
Holmes Master Issuer PLC
1.106% due 07/15/2040	EUR	16,800	23,797
2.339% due 10/15/2054		14,200	20,123
Indymac INDA Mortgage Loan Trust
5.062% due 11/25/2035		$2,238	1,964
Indymac Index Mortgage Loan Trust
2.677% due 12/25/2034		370	281
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	332
5.794% due 02/12/2051		1,300	1,400
JPMorgan Mortgage Trust
2.922% due 07/25/2035		1,725	1,719
3.006% due 07/25/2035		770	759
3.081% due 08/25/2035		840	719
3.142% due 08/25/2035		887	775
5.041% due 02/25/2035		1,876	1,913
5.437% due 09/25/2035		441	411
5.515% due 07/27/2037		1,818	1,560
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	239
MASTR Adjustable Rate Mortgages Trust
2.899% due 11/21/2034		700	686
Mellon Residential Funding Corp.
0.695% due 12/15/2030		464	445
0.955% due 11/15/2031		566	544
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	210
Merrill Lynch Floating Trust
0.325% due 06/15/2022		96	94
Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		1,895	1,458
5.429% due 12/25/2035		871	779
MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		765	680
1.250% due 10/25/2035		451	397
1.707% due 10/25/2035		2,379	2,186
Morgan Stanley Capital I
0.315% due 10/15/2020		159	153
5.877% due 06/11/2049		600	639
Morgan Stanley Mortgage Loan Trust
3.632% due 06/25/2036		1,398	1,363
Opteum Mortgage Acceptance Corp.
0.509% due 07/25/2035		136	130
RBSCF Trust
6.013% due 12/16/2049		2,500	2,756
Residential Accredit Loans, Inc.
0.550% due 08/25/2035		230	142
Securitized Asset Sales, Inc.
2.736% due 11/26/2023		7	7
Sequoia Mortgage Trust
0.454% due 07/20/2036		2,785	2,320
0.604% due 10/19/2026		177	156
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 06/25/2035		156	133
1.712% due 01/25/2035		230	134
2.585% due 02/25/2034		397	383
2.651% due 08/25/2035		330	267
Structured Asset Mortgage Investments, Inc.
0.350% due 09/25/2047		48	47
0.440% due 06/25/2036		177	120
0.460% due 04/25/2036		735	488
0.503% due 07/19/2035		2,381	2,159
0.584% due 10/19/2034		161	150
Structured Asset Securities Corp.
0.300% due 05/25/2036		3	3
2.768% due 10/25/2035		202	166
Swan Trust
6.110% due 04/25/2041	AUD	750	775
Thornburg Mortgage Securities Trust
0.360% due 11/25/2046		$3,592	3,547
0.370% due 10/25/2046		1,028	1,019
Vornado DP LLC
4.004% due 09/13/2028		6,500	6,249
Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		586	543
0.345% due 09/15/2021		612	607
5.088% due 08/15/2041		1,400	1,489
5.418% due 01/15/2045		410	440
WaMu Mortgage Pass-Through Certificates
0.509% due 11/25/2045		338	287
0.540% due 10/25/2045		2,065	1,793
1.042% due 01/25/2047		1,338	890
1.082% due 05/25/2047		758	535
1.122% due 12/25/2046		178	131
1.312% due 02/25/2046		277	221
1.512% due 11/25/2042		39	35
1.812% due 11/25/2046		193	141
2.984% due 07/25/2046		1,277	984
5.254% due 12/25/2035		509	474
5.504% due 08/25/2035		871	787
5.976% due 10/25/2036		1,588	1,506
Wells Fargo Mortgage-Backed Securities Trust
2.883% due 09/25/2034		267	275

Total Mortgage-Backed Securities (Cost $227,124)			222,801

ASSET-BACKED SECURITIES 4.7%
Access Group, Inc.
1.603% due 10/27/2025		12,113	12,244
ACE Securities Corp.
0.300% due 12/25/2036		38	37
AMMC CDO
0.536% due 05/03/2018		500	469
Aquilae CLO PLC
1.469% due 01/17/2023	EUR	3,407	4,369
ARES CLO Funds
0.537% due 03/12/2018		$2,374	2,225
Asset-Backed Funding Certificates
0.310% due 01/25/2037		114	113
0.600% due 06/25/2034		1,506	1,233
Babson CLO Ltd.
0.633% due 11/15/2016		2,465	2,391
Bear Stearns Asset-Backed Securities Trust
0.300% due 11/25/2036		16	15
0.580% due 01/25/2036		5	5
0.910% due 10/25/2032		27	24
Carrington Mortgage Loan Trust
0.300% due 01/25/2037		162	159
Citibank Omni Master Trust
3.005% due 08/15/2018		3,700	3,922
Citigroup Mortgage Loan Trust, Inc.
0.330% due 01/25/2037		423	322
College Loan Corp. Trust
0.553% due 01/25/2024		800	804
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		122	130
Countrywide Asset-Backed Certificates
0.300% due 05/25/2047		6	6
0.300% due 06/25/2047		199	198
0.320% due 06/25/2047		333	329
0.430% due 07/25/2036		5,280	4,592
0.500% due 04/25/2036		389	349
Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036		252	219
Duane Street CLO
0.562% due 11/08/2017		1,456	1,392
Equity One ABS, Inc.
0.550% due 04/25/2034		93	73
First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		104	104
Ford Credit Auto Owner Trust
1.675% due 06/15/2012		3,246	3,251
GSAMP Trust
0.320% due 10/25/2036		1	1
0.320% due 12/25/2036		192	140
Harbourmaster CLO Ltd.
1.433% due 06/15/2020	EUR	867	1,164
Harvest CLO S.A.
2.003% due 03/29/2017		671	876
HSBC Home Equity Loan Trust
0.404% due 03/20/2036		$2,570	2,423
HSI Asset Securitization Corp. Trust
0.300% due 10/25/2036		24	19
0.300% due 12/25/2036		100	96
Illinois Student Assistance Commission
0.783% due 04/25/2017		2,000	2,001

JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		287	279
Landmark CDO Ltd.
0.610% due 06/01/2017		6,407	6,145
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,030	1,465
Merrill Lynch Mortgage Investors, Inc.
0.320% due 07/25/2037		$21	21
0.330% due 09/25/2037		31	9
0.370% due 02/25/2037		664	393
Morgan Stanley IXIS Real Estate Capital Trust
0.300% due 11/25/2036		16	16
Nationstar Home Equity Loan Trust
0.370% due 04/25/2037		196	191
Nautique Funding Ltd.
0.553% due 04/15/2020		962	890
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		700	649
Navigator CDO Ltd.
1.163% due 11/15/2015		505	485
Nelnet Student Loan Trust
1.003% due 07/25/2018		1,492	1,498
NYLIM Flatiron CLO Ltd.
0.532% due 08/08/2020		600	559
Pacifica CDO Ltd.
0.663% due 02/15/2017		10,446	10,144
Park Place Securities, Inc.
0.509% due 09/25/2035		31	28
Penta CLO S.A.
1.478% due 06/04/2024	EUR	3,970	5,080
Racers
0.537% due 07/25/2017		$1,392	1,367
Renaissance Home Equity Loan Trust
1.010% due 12/25/2032		65	49
Securitized Asset-Backed Receivables LLC Trust
0.310% due 12/25/2036		429	155
SLM Student Loan Trust
0.343% due 04/25/2019		8,800	8,511
0.413% due 04/25/2017		223	223
0.753% due 01/25/2017		1,500	1,503
1.105% due 10/25/2023	EUR	3,900	5,125
1.803% due 04/25/2023		$19,156	19,797
1.905% due 12/15/2017		3,004	3,027
4.500% due 11/16/2043		8,922	8,673
Soundview Home Equity Loan Trust
0.310% due 11/25/2036		70	25
1.050% due 10/25/2037		63	63
Structured Asset Investment Loan Trust
0.300% due 07/25/2036		2	2
Structured Asset Securities Corp.
0.300% due 10/25/2036		31	31
1.750% due 04/25/2035		819	632
Symphony CLO Ltd.
0.553% due 05/15/2019		3,100	2,849
Truman Capital Mortgage Loan Trust
0.590% due 01/25/2034		1	1
WaMu Asset-Backed Certificates
0.300% due 01/25/2037		61	59
Wind River CLO Ltd.
0.639% due 12/19/2016		892	868
Wood Street CLO BV
1.763% due 03/29/2021	EUR	794	1,038

Total Asset-Backed Securities (Cost $126,396)			127,545

SOVEREIGN ISSUES 3.2%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	2,200	2,247
3.000% due 09/20/2025		11,400	12,821
4.000% due 08/20/2020		4,500	7,636
Colombia Government International Bond
10.000% due 01/23/2012		$350	376
Export-Import Bank of Korea
0.523% due 10/04/2011		1,600	1,601
Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	18,900	26,717
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (d)		3,318	4,797
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	8,800	9,571
Societe Financement de l’Economie Francaise
0.503% due 07/16/2012		$19,200	19,273
2.125% due 01/30/2012		700	710

Total Sovereign Issues (Cost $80,609)			85,749

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		800	828

Total Convertible Preferred Securities (Cost $800)			828

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.5%
CERTIFICATES OF DEPOSIT 1.9%
Banco Do Brasil S.A.
0.000% due 11/15/2011		$3,500	3,516
1.744% due 03/23/2012		13,400	13,175
Barclays Bank PLC
1.409% due 12/16/2011		20,800	20,802
Itau Unibanco S.A.
1.540% due 09/26/2011		13,400	13,310

			50,803

REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011		3,000	3,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $3,069. Repurchase proceeds are $3,000.)
0.140% due 04/01/2011		600	600
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $612. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		3,896	3,896
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $3,975. Repurchase proceeds are $3,896.)

			7,496

SHORT-TERM NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		800	784
WM Wrigley Jr. Co.
1.684% due 06/28/2011		2,100	2,101

			2,885

U.S. TREASURY BILLS 0.0%
0.155% due 07/28/2011 -
09/15/2011 (c)(f)(g)		1,540	1,539

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 5.2%
		14,205,519	142,311

Total Short-Term Instruments (Cost $204,973)			205,034

PURCHASED OPTIONS (k) 0.0%
(Cost $91)			273
Total Investments 143.2% (Cost $3,853,540)			$3,896,638
Written Options (l) (0.3%) (Premiums $5,289)			(7,137)
Other Assets and Liabilities (Net) (42.9%)			(1,168,817)

Net Assets 100.0%			$2,720,684

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $4,999 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $1,149 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2011.

(h)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $3,874 at a weighted average interest rate of -1.00%. On March 31, 2011, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,957 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	289	$(27)
90-Day Eurodollar June Futures	Long	06/2012	202	(111)
90-Day Eurodollar March Futures	Long	03/2012	801	(109)
90-Day Eurodollar September Futures	Long	09/2011	348	60

				$(187)

(j)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.221%		$1,300	$(9)	$0	$(9)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.875%		1,000	16	0	16
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.745%		1,200	(62)	0	(62)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	1.745%		1,500	(78)	0	(78)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	1.745%		2,300	(119)	0	(119)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.098%		3,000	(342)	0	(342)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.489%		400	(24)	(13)	(11)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	2.623%		900	23	0	23
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.796%		1,000	11	0	11
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.934%		2,000	8	0	8
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.934%		2,000	28	0	28
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.669%		1,500	56	0	56
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.567%		1,200	(24)	0	(24)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.919%	EUR	5,800	1,182	717	465
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.681%		$1,000	12	0	12
UST LLC	BOA	(0.340%	)	09/20/2012	0.147%		2,500	(7)	0	(7)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.216%		1,000	(9)	0	(9)

								$662	$704	$(42)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	1.903%	$1,100	$(60)	$(62)	$2
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%	2,600	4	(31)	35
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.474%	6,000	(218)	(199)	(19)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	0.966%	1,000	2	(14)	16
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.966%	600	1	(7)	8
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.966%	1,000	2	(19)	21
France Government Bond	BCLY	0.250%	12/20/2015	0.693%	500	(10)	(10)	0
France Government Bond	BOA	0.250%	12/20/2015	0.693%	6,500	(130)	(161)	31
France Government Bond	CITI	0.250%	06/20/2015	0.620%	2,900	(43)	(69)	26
France Government Bond	CITI	0.250%	12/20/2015	0.693%	2,600	(53)	(72)	19
France Government Bond	DUB	0.250%	06/20/2015	0.620%	2,700	(41)	(89)	48
France Government Bond	JPM	0.250%	06/20/2015	0.620%	2,400	(36)	(85)	49
France Government Bond	JPM	0.250%	12/20/2015	0.693%	2,600	(52)	(52)	0
France Government Bond	RBS	0.250%	12/20/2015	0.693%	1,500	(30)	(29)	(1)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.928%	5,500	19	123	(104)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.928%	400	1	8	(7)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.928%	3,300	12	69	(57)
Japan Government International Bond	HSBC	1.000%	06/20/2016	0.999%	13,300	5	(6)	11
Japan Government International Bond	JPM	1.000%	12/20/2015	0.928%	2,300	8	47	(39)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.928%	2,300	9	52	(43)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%	700	2	(9)	11
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	0.343%	400	1	(5)	6
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%	1,200	(69)	(68)	(1)
United Kingdom Gilt	BNP	1.000%	06/20/2016	0.562%	4,600	101	104	(3)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%	3,600	82	29	53
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.512%	5,100	115	120	(5)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%	1,600	37	8	29
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.512%	2,500	56	58	(2)

						$(285)	$(369)	$84

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$16,600	$2,184	$2,205	$(21)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	3,100	408	460	(52)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	9,200	1,211	1,288	(77)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	7,200	947	1,015	(68)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	2,000	263	275	(12)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	3,900	513	550	(37)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	2,400	337	324	13
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	5,100	11	10	1

					$5,874	$6,127	$(253)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	$(275)	$(222)	$(53)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(182)	(5)	(177)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(107)	(125)	18
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(19)	0	(19)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		32,900	(58)	(23)	(35)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	527	77	450
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	83	(14)	97
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	43	20	23
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	264	(35)	299
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	162	(15)	177
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	25	3	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	137	3	134
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	28	(46)	74
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	122	19	103
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	38	16	22
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	41	0	41

Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS	10,900	63	(29)	92
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM	3,600	26	15	11
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY	16,700	147	65	82
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY	$10,400	147	62	85
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC	17,800	252	612	(360)

						$1,464	$378	$1,086

(k)	Purchased options outstanding on March 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$37,500	$91	$273

(l)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	61	$26	$(33)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	540	273	(127)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	72	(22)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	53	(61)

				$424	$(243)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$37,500	$214	$(508)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,600	59	(126)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,100	26	(60)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	172,100	1,381	(2,512)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,600	40	(59)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,400	296	(376)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,800	282	(317)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	(192)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,600	180	(251)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,200	324	(374)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	(1)

							$3,037	$(4,776)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BCLY	Buy	0.800%	06/15/2011	$4,300	$13	$(8)
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	06/15/2011	6,200	20	(6)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	06/15/2011	4,200	13	(7)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	06/15/2011	6,300	22	(7)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	9,100	20	(21)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	9,100	37	(27)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011	4,200	14	(7)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011	4,200	13	(4)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	06/15/2011	1,800	6	(3)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	06/15/2011	1,800	7	(2)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	2,100	8	(5)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	2,100	10	(6)
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011	4,600	15	(8)
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011	4,600	20	(5)
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	06/15/2011	2,500	8	(4)
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011	4,800	19	(5)
Call - OTC CDX.IG-15 5-Year Index	UBS	Buy	0.800%	06/15/2011	1,900	5	(3)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	1,500	8	(4)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	4,500	20	(18)

						$278	$(150)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$16,800	$89	$(141)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	16,400	83	(137)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	35,200	391	(622)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	40,400	439	(713)

					$1,002	$(1,613)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(105)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(191)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(27)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(32)

						$548	$(355)

(m)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	6,312	04/2011	DUB	$0	$(338)	$(338)
Buy	BRL	22,579	04/2011	BCLY	521	0	521
Sell		22,579	04/2011	CITI	0	(317)	(317)
Buy		22,579	06/2011	CITI	333	0	333
Buy	CAD	22,981	06/2011	BNP	149	0	149
Buy	CNY	10,465	11/2011	BCLY	6	(2)	4
Buy		9,336	11/2011	JPM	0	(8)	(8)
Buy		7,103	11/2011	RBS	1	0	1
Buy		12,000	02/2012	DUB	13	0	13
Buy		33,446	02/2012	JPM	62	0	62
Sell	EUR	28,165	04/2011	BNP	17	(341)	(324)
Sell		31,226	04/2011	CITI	8	(1,718)	(1,710)
Sell		1,946	04/2011	DUB	0	(32)	(32)
Sell		14,125	04/2011	JPM	0	(877)	(877)
Sell		34,834	04/2011	MSC	0	(437)	(437)
Sell		15	04/2011	RBC	0	0	0
Sell		14,503	04/2011	RBS	0	(627)	(627)
Sell		27,340	04/2011	UBS	12	(1,525)	(1,513)
Sell	GBP	732	06/2011	BOA	2	0	2
Buy	IDR	14,251,200	04/2011	BCLY	36	0	36
Sell		14,251,200	04/2011	CITI	0	(2)	(2)
Buy		42,917,600	10/2011	CITI	188	0	188
Buy		19,055,000	10/2011	GSC	84	0	84
Buy		14,251,200	01/2012	CITI	10	0	10
Buy	INR	137,000	08/2011	DUB	81	0	81
Buy		353,000	08/2011	HSBC	185	0	185
Buy		117,828	08/2011	JPM	61	0	61
Buy		540,738	08/2011	RBS	248	0	248
Sell	JPY	272,918	04/2011	DUB	173	0	173
Sell		402,904	04/2011	RBC	134	0	134
Buy	KRW	5,644,720	05/2011	BCLY	121	0	121
Buy		9,090,175	05/2011	CITI	222	0	222
Buy		3,421,230	05/2011	DUB	84	0	84
Buy		317,336	05/2011	GSC	9	0	9
Buy		743,000	05/2011	HSBC	14	0	14
Buy		13,975,202	05/2011	JPM	626	0	626
Buy		1,489,000	05/2011	RBS	39	0	39
Buy		455,280	05/2011	UBS	14	0	14
Buy	MXN	45,244	07/2011	HSBC	32	0	32
Buy		44,605	07/2011	MSC	29	0	29
Buy	MYR	2,886	05/2011	CITI	16	0	16
Buy		11,757	08/2011	BCLY	71	0	71
Buy		10,870	08/2011	CITI	58	0	58
Buy		3,099	08/2011	HSBC	14	0	14
Buy		1,800	08/2011	JPM	9	0	9
Buy	PHP	12,000	06/2011	BOA	0	(2)	(2)
Buy		274,481	06/2011	CITI	69	(9)	60
Buy		41,757	06/2011	DUB	13	0	13
Buy		19,422	06/2011	HSBC	4	0	4
Buy		26,557	06/2011	JPM	7	0	7
Buy		28,281	06/2011	RBS	0	(6)	(6)
Buy		258,978	11/2011	BCLY	128	0	128
Buy		82,700	11/2011	CITI	39	0	39
Buy	SGD	8,856	06/2011	BOA	103	0	103
Buy		600	09/2011	BCLY	7	0	7
Buy		1,300	09/2011	CITI	15	0	15
Buy		700	09/2011	DUB	7	0	7
Buy		1,727	09/2011	JPM	18	0	18
Buy		1,400	09/2011	RBS	17	0	17

					$4,109	$(6,241)	$(2,132)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$8,208	$0	$8,208
Corporate Bonds & Notes
Banking & Finance	0	773,808	4,372	778,180
Industrials	0	81,389	0	81,389
Utilities	0	6,702	0	6,702
Municipal Bonds & Notes
California	0	401	0	401

Ohio	0	619	0	619
Rhode Island	0	325	0	325
West Virginia	0	727	0	727
U.S. Government Agencies	0	174,726	12,702	187,428
U.S. Treasury Obligations	0	2,190,429	0	2,190,429
Mortgage-Backed Securities	0	219,534	3,267	222,801
Asset-Backed Securities	0	86,626	40,919	127,545
Sovereign Issues	0	59,032	26,717	85,749
Convertible Preferred Securities
Banking & Finance	828	0	0	828
Short-Term Instruments
Certificates of Deposit	0	50,803	0	50,803
Repurchase Agreements	0	7,496	0	7,496
Short-Term Notes	0	2,885	0	2,885
U.S. Treasury Bills	0	1,539	0	1,539
PIMCO Short-Term Floating NAV Portfolio	142,311	0	0	142,311
Purchased Options
Interest Rate Contracts	0	273	0	273
	$143,139	$3,665,522	$87,977	$3,896,638

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	998	0	998
Foreign Exchange Contracts	0	4,109	0	4,109
Interest Rate Contracts	60	1,730	0	1,790
	$60	$6,837	$0	$6,897

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,359)	0	(1,359)
Foreign Exchange Contracts	0	(6,241)	0	(6,241)
Interest Rate Contracts	(247)	(5,663)	(1,968)	(7,878)

	$(247)	$(13,263)	$(1,968)	$(15,478)

Totals	$142,952	$3,659,096	$86,009	$3,888,057

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$696	$3,700	$0	$0	$0	$(24)	$0	$0	$4,372	$(24)
U.S. Government Agencies	25,676	(12,596)	(450)	0	0	72	0	0	12,702	41
Mortgage-Backed Securities	4,969	0	0	0	0	7	0	(1,709)	3,267	(10)
Asset-Backed Securities	21,415	20,189	(1,396)	46	25	640	0	0	40,919	2,472
Sovereign Issues	0	26,771	0	0	0	(54)	0	0	26,717	(54)
Short-Term Instruments
Short-Term Notes	780	0	0	5	0	(1)	0	(784)	0	0

	$53,536	$38,064	$(1,846)	$51	$25	$640	$0	$(2,493)	$87,977	$2,425

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(2,148)	0	0	0	0	180	0	0	(1,968)	180

Totals	$51,388	$38,064	$(1,846)	$51	$25	$820	$0	$(2,493)	$86,009	$2,605

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 60.7%
BANKING & FINANCE 32.3%
American Express Bank FSB
0.378% due 05/29/2012		$250	$249
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		200	200
Banco do Brasil S.A.
4.500% due 01/22/2015		200	209
Banco Santander Chile
1.553% due 04/20/2012		100	100
Bank of Scotland PLC
5.000% due 11/21/2011		100	102
Banque PSA Finance
2.204% due 04/04/2014 (b)		200	200
Barclays Bank PLC
1.043% due 01/13/2012		100	101
2.500% due 01/23/2013		350	356
5.450% due 09/12/2012		100	106
Bear Stearns Cos. LLC
6.950% due 08/10/2012		100	108
BPCE S.A.
2.375% due 10/04/2013		300	300
BRFkredit A/S
0.553% due 04/15/2013		200	200
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		100	101
Cie de Financement Foncier
1.053% due 07/23/2012		200	200
1.625% due 07/23/2012		200	201
Citigroup, Inc.
1.753% due 01/13/2014		200	203
2.312% due 08/13/2013		350	361
Commonwealth Bank of Australia
0.859% due 03/19/2013		200	200
Credit Agricole S.A.
0.654% due 02/02/2012		100	100
Credit Suisse
1.263% due 01/14/2014		400	405
DanFin Funding Ltd.
1.003% due 07/16/2013		300	300
Dexia Credit Local
0.710% due 03/05/2013		500	497
Dexia Credit Local S.A.
0.553% due 01/12/2012		400	398
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		100	111
FIH Erhvervsbank A/S
0.680% due 06/13/2013		200	200
Ford Motor Credit Co. LLC
7.800% due 06/01/2012		300	318
General Electric Capital Corp.
1.153% due 01/07/2014		50	50
1.212% due 05/22/2013		100	101
HSBC Bank PLC
0.760% due 08/03/2012		100	100
0.962% due 08/12/2013		300	301
1.103% due 01/17/2014		500	501
ING Bank NV
1.623% due 10/18/2013		200	201
Intesa Sanpaolo SpA
2.712% due 02/24/2014		100	101
Lloyds TSB Bank PLC
1.625% due 10/14/2011		100	100
2.653% due 01/24/2014		250	256
Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		433	431
5.450% due 02/05/2013		100	106
MetLife Institutional Funding II
0.703% due 07/12/2012		170	170
MetLife, Inc.
1.560% due 08/06/2013		200	202
Monumental Global Funding III
0.473% due 01/25/2013		400	395
Monumental Global Funding Ltd.
0.690% due 06/15/2011		100	100
Morgan Stanley
1.903% due 01/24/2014		300	306
NIBC Bank NV
0.690% due 12/02/2014		750	750
2.800% due 12/02/2014		300	310
Nordea Bank AB
1.203% due 01/14/2014		400	404
Nykredit Realkredit A/S
4.000% due 01/01/2012	DKK	2,000	386
Pricoa Global Funding I
5.400% due 10/18/2012		$200	212
Realkredit Danmark A/S
2.000% due 01/01/2012	DKK	2,000	381
Royal Bank of Scotland Group PLC
0.707% due 04/08/2011		$100	100
0.941% due 12/02/2011		100	100
1.012% due 05/11/2012		300	302
2.732% due 08/23/2013		400	411
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		100	99
Stadshypotek AB
0.857% due 09/30/2013		300	300
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		200	198
Sun Life Financial Global Funding LP
0.472% due 07/06/2011		400	400
0.553% due 10/06/2013		100	99
Suncorp Group Ltd.
1.803% due 07/16/2012		300	306
Swedbank AB
0.753% due 01/14/2013		300	300
Swedbank Hypotek AB
0.758% due 03/28/2014		600	601
Wachovia Corp.
0.433% due 04/23/2012		500	501
2.074% due 05/01/2013		100	103
Westpac Banking Corp.
1.037% due 03/31/2014		400	401

			15,911

INDUSTRIALS 20.7%
Agilent Technologies, Inc.
2.500% due 07/15/2013		200	202
American Airlines Pass-Through Trust
7.858% due 04/01/2013		200	207
Anglo American Capital PLC
9.375% due 04/08/2014		200	239
Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		400	403
Archer-Daniels-Midland Co.
0.472% due 08/13/2012		300	301
Codelco, Inc.
5.500% due 10/15/2013		125	135
Consol Energy, Inc.
7.875% due 03/01/2012		100	108
Continental Airlines Pass-Through Trust
6.503% due 12/15/2012		150	152
Cox Communications, Inc.
7.125% due 10/01/2012		425	461
CSN Islands VIII Corp.
9.750% due 12/16/2013		100	117
Daimler Finance North America LLC
0.918% due 03/28/2014		1,000	1,001
DCP Midstream LLC
9.700% due 12/01/2013		250	294
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		200	206
DISH DBS Corp.
6.375% due 10/01/2011		200	204
Dow Chemical Co.
4.850% due 08/15/2012		450	471
EnCana Corp.
4.750% due 10/15/2013		200	215
6.300% due 11/01/2011		100	103
Enterprise Products Operating LLC
5.600% due 10/15/2014		200	221
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		300	313
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		250	285
General Mills, Inc.
6.000% due 02/15/2012		91	95
Georgia-Pacific LLC
8.125% due 05/15/2011		200	202
8.250% due 05/01/2016		200	226
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		250	272
ICI Wilmington, Inc.
5.625% due 12/01/2013		250	270
Johnson Controls, Inc.
0.720% due 02/04/2014		350	351
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012		100	106
Kraft Foods, Inc.
5.625% due 11/01/2011		52	54
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		100	102
SABMiller PLC
6.200% due 07/01/2011		300	304
Sanofi-Aventis S.A.
0.507% due 03/28/2013		400	400
Shell International Finance BV
0.659% due 06/22/2012		100	101
1.875% due 03/25/2013		200	204
Southwest Airlines Co.
10.500% due 12/15/2011		300	318
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		200	213
Steel Dynamics, Inc.
7.375% due 11/01/2012		250	268
Telefonica Emisiones SAU
2.582% due 04/26/2013		350	353
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100	101
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		200	205
WM Wrigley Jr. Co.
2.450% due 06/28/2012		400	401

			10,184

UTILITIES 7.7%
Appalachian Power Co.
5.650% due 08/15/2012		382	403
BP Capital Markets PLC
0.910% due 03/11/2014		200	201

Crown Castle Towers LLC
3.214% due 08/15/2035		200	199
El Paso Performance-Linked Trust
7.750% due 07/15/2011		100	102
Entergy Corp.
3.625% due 09/15/2015		200	198
Majapahit Holding BV
7.250% due 10/17/2011		100	103
NextEra Energy Capital Holdings, Inc.
1.189% due 06/17/2011		400	401
NGPL PipeCo LLC
6.514% due 12/15/2012		250	268
Qatar Petroleum
5.579% due 05/30/2011		39	39
Qwest Corp.
7.875% due 09/01/2011		400	412
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		250	259
Sprint Capital Corp.
8.375% due 03/15/2012		100	106
Telecom Italia Capital S.A.
0.913% due 07/18/2011		266	266
5.250% due 11/15/2013		200	211
Verizon Wireless Capital LLC
7.375% due 11/15/2013		200	228
Vodafone Group PLC
5.350% due 02/27/2012		400	417

			3,813

Total Corporate Bonds & Notes (Cost $29,764)			29,908

CONVERTIBLE BONDS & NOTES 1.7%
BANKING & FINANCE 0.4%
Boston Properties LP
2.875% due 02/15/2037		200	203

INDUSTRIALS 1.3%
Medtronic, Inc.
1.500% due 04/15/2011		450	451
Transocean, Inc.
1.500% due 12/15/2037		200	196

			647

Total Convertible Bonds & Notes (Cost $846)			850

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.5%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		250	252

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013		100	100

NEW YORK 0.4%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013 (b)		200	200

Total Municipal Bonds & Notes (Cost $550)			552

U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
0.284% due 09/17/2012		1,470	1,472
0.310% due 12/25/2036		27	26
0.370% due 03/25/2034		19	19
0.400% due 08/25/2034		5	5
0.450% due 10/27/2037		100	99
0.500% due 06/25/2037		60	60
0.530% due 12/25/2036		114	114
0.600% due 05/25/2042		16	16
0.960% due 01/01/2021		199	199
1.518% due 03/01/2044 - 07/01/2044		55	56
2.750% due 10/01/2031		3	4
4.000% due 07/01/2019		97	102
5.250% due 08/01/2012		300	317
Federal Farm Credit Bank
0.246% due 08/13/2012		1,000	1,001
0.280% due 09/07/2012		1,500	1,501
Freddie Mac
0.194% due 02/04/2013 (b)		700	700
0.290% due 12/25/2036		65	65
0.485% due 02/15/2019		147	147
0.605% due 06/15/2031		9	9
0.755% due 02/15/2041		291	292
1.513% due 10/25/2044		167	165
1.518% due 02/25/2045		177	173
1.718% due 07/25/2044		66	65
5.000% due 01/15/2018		7	7
5.500% due 08/15/2030		1	1
Ginnie Mae
3.000% due 02/20/2032		13	13
NCUA Guaranteed Notes
0.608% due 12/07/2020		277	277
0.629% due 11/06/2017		372	373
0.819% due 12/08/2020		243	244
1.600% due 10/29/2020		193	188

Total U.S. Government Agencies (Cost $7,713)			7,710

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 07/31/2011		56	56

Total U.S. Treasury Obligations (Cost $56)			56

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
5.274% due 11/25/2035		1,167	960
Banc of America Large Loan, Inc.
0.765% due 08/15/2029		67	64
Banc of America Mortgage Securities, Inc.
3.525% due 07/20/2032		1	1
5.500% due 07/25/2035		12	12
BCRR Trust
4.230% due 12/22/2035		96	98
4.230% due 02/22/2041		100	104
Bear Stearns Adjustable Rate Mortgage Trust
3.075% due 01/25/2034		7	7
Bear Stearns Alt-A Trust
2.987% due 09/25/2035		39	31
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		25	24
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		100	102
Commercial Mortgage Pass-Through Certificates
0.345% due 06/15/2022		11	10
0.355% due 12/15/2020		41	40
Countrywide Alternative Loan Trust
0.404% due 05/20/2046		7	6
Countrywide Home Loan Mortgage Pass-Through Trust
0.590% due 06/25/2035		33	28
Credit Suisse First Boston Mortgage Securities Corp.
0.884% due 03/25/2032		6	5
1.962% due 05/25/2032		1	1
2.520% due 06/25/2033		31	30
European Loan Conduit
1.243% due 05/15/2019	EUR	43	56
Extended Stay America Trust
3.128% due 01/05/2013 (a)		$248	13
First Republic Mortgage Loan Trust
0.555% due 08/15/2032		27	26
Greenpoint Mortgage Funding Trust
0.470% due 06/25/2045		47	32
GSR Mortgage Loan Trust
2.796% due 09/25/2035		43	42
Harborview Mortgage Loan Trust
0.474% due 05/19/2035		63	43
Holmes Master Issuer PLC
1.106% due 07/15/2040	EUR	500	708
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043		$98	96
Mellon Residential Funding Corp.
0.695% due 12/15/2030		11	11
Merrill Lynch Floating Trust
0.325% due 06/15/2022		32	31
MLCC Mortgage Investors, Inc.
1.250% due 10/25/2035		21	19
Structured Asset Mortgage Investments, Inc.
0.480% due 05/25/2045		75	52
0.503% due 07/19/2035		10	7
0.914% due 09/19/2032		7	7
Structured Asset Securities Corp.
0.300% due 05/25/2036		3	3
Thornburg Mortgage Securities Trust
0.350% due 03/25/2037		51	50
0.360% due 11/25/2046		36	36
WaMu Mortgage Pass-Through Certificates
1.312% due 02/25/2046		35	28
1.312% due 08/25/2046		50	33
1.512% due 11/25/2042		18	16
1.712% due 06/25/2042		4	3

Total Mortgage-Backed Securities (Cost $2,872)			2,835

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp.
0.300% due 12/25/2036		9	9
Ally Auto Receivables Trust
0.750% due 04/15/2012		48	48
Arkansas Student Loan Authority
1.212% due 11/25/2043		233	232
Babson CLO Ltd.
0.633% due 11/15/2016		176	171
Bear Stearns Asset-Backed Securities Trust
0.300% due 11/25/2036		8	7
0.330% due 10/25/2036		12	12
0.910% due 10/25/2032		2	2
BMW Vehicle Lease Trust
0.298% due 10/17/2011		55	55

Carrington Mortgage Loan Trust
0.350% due 06/25/2037		43	39
Chase Issuance Trust
1.805% due 04/15/2014		100	101
4.260% due 05/15/2013		700	703
Citibank Omni Master Trust
2.355% due 05/16/2016		250	254
3.005% due 08/15/2018		200	212
Countrywide Asset-Backed Certificates
0.730% due 12/25/2031		2	1
0.990% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.990% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	91	93
1.926% due 06/15/2013		255	263
Ford Credit Auto Owner Trust
1.675% due 06/15/2012		$36	36
2.755% due 05/15/2013		206	207
Irwin Home Equity Corp.
0.790% due 07/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.300% due 10/25/2036		9	8
MASTR Asset-Backed Securities Trust
0.300% due 11/25/2036		3	2
Nelnet Student Loan Trust
1.003% due 07/25/2018		233	234
New Century Home Equity Loan Trust
0.509% due 06/25/2035		21	20
Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		102	102
Renaissance Home Equity Loan Trust
0.610% due 11/25/2034		9	8
0.690% due 08/25/2033		11	10
0.750% due 12/25/2033		46	40
SLM Student Loan Trust
0.433% due 04/25/2017		93	93
0.509% due 12/17/2018		340	339
0.803% due 10/25/2017		400	401
1.803% due 04/25/2023		164	169
4.500% due 11/16/2043		96	93
6.255% due 07/15/2042		298	288
Structured Asset Investment Loan Trust
0.300% due 07/25/2036		1	1
Structured Asset Securities Corp.
0.540% due 01/25/2033		3	3

Total Asset-Backed Securities (Cost $4,260)			4,260

SOVEREIGN ISSUES 2.9%
Export-Import Bank of Korea
1.360% due 03/13/2012		400	400
Kommunalbanken A/S
3.375% due 11/15/2011		200	204
Province of Ontario Canada
0.762% due 05/22/2012		800	804

Total Sovereign Issues (Cost $1,405)			1,408

SHORT-TERM INSTRUMENTS 6.7%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bradesco S.A.
1.955% due 01/24/2013		250	252
Barclays Bank PLC
0.708% due 11/10/2011		200	200
Itau Unibanco S.A.
1.700% due 09/12/2011		250	248
UBS AG
0.992% due 11/02/2012		300	300

			1,000

COMMERCIAL PAPER 0.7%
Computer Sciences Co.
0.300% due 04/01/2011		315	315

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 04/01/2011		233	233

(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $240. Repurchase proceeds are $233.)
SHORT-TERM NOTES 0.8%
Holmes Master Issuer PLC
0.405% due 10/15/2011		400	400

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.7%
		133,878	1,341

Total Short-Term Instruments (Cost $3,287)			3,289

Total Investments 103.2% (Cost $50,753)			$50,868
Other Assets and Liabilities (Net) (3.2%)			(1,566)

Net Assets 100.0%			$49,302

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-Issued security.

(c)	Affiliated to the Portfolio.

(d)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	1.000%	03/20/2013	0.483%	$300	$3	$2	$1
ArcelorMittal	BCLY	1.000%	03/20/2013	1.070%	300	0	(2)	2
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.657%	75	1	1	0
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.235%	300	2	2	0
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.173%	100	0	(7)	7
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.655%	100	18	(3)	21
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.346%	100	0	0	0
Emirate of Abu Dhabi	DUB	1.000%	03/20/2014	0.782%	200	2	1	1
Ensco PLC	CSFB	1.000%	03/20/2014	0.623%	250	3	(2)	5
Freeport-McMoRan Copper & Gold, Inc.	BNP	1.000%	03/20/2013	0.450%	300	3	4	(1)
Morgan Stanley	JPM	0.850%	09/20/2012	0.434%	200	1	0	1
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.425%	400	2	2	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	0.776%	200	1	(1)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2012	0.567%	100	1	0	1
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.371%	100	1	0	1
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	0.343%	200	0	0	0
Teck Resources Ltd.	CITI	1.000%	03/20/2013	0.481%	300	3	4	(1)
Volkswagen International Finance NV	BCLY	1.000%	03/20/2012	0.269%	400	3	3	0
Volkswagen International Finance NV	BOA	1.000%	03/20/2012	0.269%	300	2	2	0

						$46	$6	$40

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	12	04/2011	BOA	$0	$(1)	$(1)
Buy		250	04/2011	DUB	14	0	14
Buy		27	04/2011	RBS	1	0	1
Sell	CAD	138	06/2011	BNP	0	(1)	(1)
Buy	CLP	10,534	06/2011	DUB	0	0	0
Buy	CNY	46	04/2011	BCLY	0	0	0
Buy		65	04/2011	CITI	0	0	0
Sell		1,469	04/2011	DUB	0	(1)	(1)
Buy		1,323	04/2011	HSBC	2	0	2
Buy		35	04/2011	RBS	0	0	0
Buy		3,971	09/2011	BCLY	13	0	13
Buy		3,456	09/2011	HSBC	3	0	3
Sell		6,173	09/2011	RBS	0	(2)	(2)
Buy		366	11/2011	JPM	0	0	0
Buy		133	02/2012	DUB	0	0	0
Buy		1,469	02/2013	DUB	0	0	0
Sell	DKK	4,060	01/2012	JPM	0	(58)	(58)
Sell	EUR	501	04/2011	BNP	1	0	1
Sell		39	04/2011	DUB	0	(2)	(2)
Buy	INR	11,460	05/2011	HSBC	6	0	6
Sell	JPY	20,203	04/2011	DUB	13	0	13
Buy	MXN	4,766	07/2011	HSBC	6	0	6
Buy	ZAR	213	07/2011	JPM	0	0	0

					$59	$(65)	$(6)

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$15,911	$0	$15,911
Industrials	0	9,620	564	10,184
Utilities	0	3,813	0	3,813
Convertible Bonds & Notes
Banking & Finance	0	203	0	203
Industrials	0	647	0	647
Municipal Bonds & Notes
California	0	252	0	252
New Jersey	0	100	0	100
New York	0	200	0	200
U.S. Government Agencies	0	6,816	894	7,710
U.S. Treasury Obligations	0	56	0	56
Mortgage-Backed Securities	0	2,835	0	2,835
Asset-Backed Securities	0	4,089	171	4,260
Sovereign Issues	0	1,408	0	1,408
Short-Term Instruments
Certificates of Deposit	0	1,000	0	1,000
Commercial Paper	0	315	0	315
Repurchase Agreements	0	233	0	233
Short-Term Notes	0	400	0	400
PIMCO Short-Term Floating NAV Portfolio	1,341	0	0	1,341
	$1,341	$47,898	$1,629	$50,868

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	42	0	42
Foreign Exchange Contracts	0	59	0	59
	$0	$101	$0	$101
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2)	0	(2)
Foreign Exchange Contracts	0	(65)	0	(65)
	$0	$(67)	$0	$(67)
Totals	$1,341	$47,932	$1,629	$50,902

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$358	$208	$0	$(2)	$0	$0	$0	$0	$564	$0
U.S. Government Agencies	942	0	(51)	0	0	3	0	0	894	2
Mortgage-Backed Securities	1	0	0	0	0	(1)	0	0	0	0
Asset-Backed Securities	311	192	(76)	0	3	4	0	(263)	171	(1)
Certificates of Deposit	300	0	0	0	0	0	0	(300)	0	0

Totals	$1,912	$400	$(127)	$(2)	$3	$6	$0	$(563)	$1,629	$1

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
American General Finance Corp.
7.250% due 04/21/2015		$6,900	$6,919
Ford Motor Co.
3.010% due 12/15/2013		3,308	3,310
Petroleum Export Ltd.
3.309% due 12/07/2012		9,114	9,092
Texas Competitive Electric Holdings Co. LLC
3.746% due 10/10/2014		150	126
3.759% due 10/10/2014		1,539	1,299
3.803% due 10/10/2014		2,169	1,831

Total Bank Loan Obligations (Cost $22,854)			22,577

CORPORATE BONDS & NOTES 35.5%
BANKING & FINANCE 25.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,257
Ally Financial, Inc.
3.512% due 02/11/2014		6,100	6,120
5.375% due 06/06/2011		31,100	31,372
6.000% due 12/15/2011		20,256	20,762
6.000% due 05/23/2012		4,500	4,646
6.250% due 12/01/2017		12,200	12,444
6.625% due 05/15/2012		8,100	8,454
6.875% due 09/15/2011		51,456	52,549
6.875% due 08/28/2012		6,700	7,064
7.000% due 02/01/2012		2,500	2,584
7.500% due 09/15/2020		900	964
8.300% due 02/12/2015		11,100	12,196
American Express Bank FSB
0.406% due 06/12/2012		500	499
6.000% due 09/13/2017		3,900	4,321
American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,426
6.000% due 09/13/2017		3,900	4,345
American Express Co.
7.000% due 03/19/2018		200	234
American Express Credit Corp.
5.875% due 05/02/2013		700	756
American General Institutional Capital A
7.570% due 12/01/2045		10,000	10,275
American International Group, Inc.
0.413% due 10/18/2011		100	100
4.900% due 06/02/2014	CAD	6,000	6,264
4.950% due 03/20/2012		$1,800	1,855
5.050% due 10/01/2015		12,500	12,925
5.450% due 05/18/2017		1,100	1,130
5.600% due 10/18/2016		6,100	6,350
5.850% due 01/16/2018		31,900	33,291
6.250% due 03/15/2087		2,100	1,932
6.400% due 12/15/2020		3,400	3,631
8.000% due 05/22/2068	EUR	12,900	18,373
8.175% due 05/15/2068		$3,000	3,251
8.250% due 08/15/2018		12,600	14,765
ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,071
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,400	1,400
Banco do Brasil S.A.
3.007% due 07/02/2014		7,600	7,672
Banco Santander Brasil S.A.
2.409% due 03/18/2014		1,000	1,004
4.250% due 01/14/2016		1,800	1,804
4.500% due 04/06/2015		13,100	13,376
Banco Santander Chile
1.553% due 04/20/2012		11,600	11,600
Bank of America Corp.
0.643% due 08/15/2016		2,800	2,607
1.723% due 01/30/2014		30,400	30,922
6.000% due 09/01/2017		7,000	7,503
6.500% due 08/01/2016		32,700	36,173
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,048
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,157
Bank of Montreal
2.850% due 06/09/2015		4,700	4,740
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	4,987
Banque PSA Finance
2.204% due 04/04/2014 (b)		12,100	12,076
Barclays Bank PLC
5.450% due 09/12/2012		40,000	42,422
6.000% due 01/23/2018	EUR	15,000	21,480
6.050% due 12/04/2017		$1,800	1,875
10.179% due 06/12/2021		2,080	2,652
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,219
6.500% due 03/10/2021		6,400	6,349
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	31,342
BNP Paribas
5.186% due 06/29/2049		15,600	15,093
BPCE S.A.
2.375% due 10/04/2013		2,100	2,100
BRFkredit A/S
0.553% due 04/15/2013		21,800	21,808
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	3,365
Caelus Re Ltd.
6.560% due 06/07/2011		2,700	2,698
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,213
7.000% due 05/01/2013		1,941	1,983
7.000% due 05/01/2014		5,600	5,719
Citigroup Capital XXI
8.300% due 12/21/2077		19,500	20,378
Citigroup, Inc.
0.404% due 05/18/2011		16,600	16,601
0.434% due 03/16/2012		5,500	5,486
0.580% due 06/09/2016		13,100	12,346
1.164% due 02/15/2013		5,000	5,018
1.753% due 01/13/2014		13,400	13,623
2.312% due 08/13/2013		5,900	6,078
5.300% due 10/17/2012		2,200	2,321
5.500% due 08/27/2012		5,500	5,794
5.500% due 04/11/2013		40,900	43,759
5.625% due 08/27/2012		4,400	4,625
5.850% due 07/02/2013		1,400	1,509
6.000% due 02/21/2012		3,789	3,959
6.125% due 05/15/2018		3,000	3,271
6.125% due 08/25/2036		15,000	14,349
8.500% due 05/22/2019		2,100	2,592
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		975	1,274
Countrywide Financial Corp.
5.800% due 06/07/2012		10,300	10,835
Credit Agricole S.A.
1.753% due 01/21/2014		26,400	26,820
Credit Suisse
2.200% due 01/14/2014		4,800	4,818
DBS Bank Ltd.
0.534% due 05/16/2017		1,000	988
Deutsche Bank AG
6.000% due 09/01/2017		24,600	27,273
Dexia Credit Local
0.710% due 03/05/2013		48,000	47,703
Dexia Credit Local S.A.
0.784% due 04/29/2014		21,700	21,595
0.959% due 09/23/2011		15,200	15,228
FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	7,481
7.125% due 01/15/2013		700	1,044
FIH Erhvervsbank A/S
0.680% due 06/13/2013		$76,000	75,984
Ford Motor Credit Co. LLC
3.053% due 01/13/2012		21,285	21,498
5.560% due 06/15/2011		1,100	1,110
7.000% due 10/01/2013		500	540
7.250% due 10/25/2011		32,000	32,935
7.500% due 08/01/2012		17,800	18,979
7.800% due 06/01/2012		12,200	12,938
8.000% due 12/15/2016		500	568
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,340
General Electric Capital Corp.
5.500% due 09/15/2067		24,100	31,508
5.875% due 01/14/2038		$8,100	8,024
6.375% due 11/15/2067		14,800	15,262
Goldman Sachs Group, Inc.
1.429% due 05/23/2016	EUR	3,600	4,821
5.950% due 01/18/2018		$17,300	18,574
6.250% due 09/01/2017		14,900	16,315
6.750% due 10/01/2037		3,300	3,339
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,528
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,890
HSBC Finance Corp.
6.676% due 01/15/2021		22,500	23,363
HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,571
6.500% due 09/15/2037		2,900	2,967
ING Bank NV
1.107% due 03/30/2012		57,400	57,588
2.000% due 10/18/2013		2,700	2,669
2.650% due 01/14/2013		1,300	1,303
International Lease Finance Corp.
0.633% due 07/01/2011		1,200	1,199
1.468% due 08/15/2011	EUR	25,000	35,118
4.750% due 01/13/2012		$1,900	1,928
5.000% due 09/15/2012		2,600	2,653
5.250% due 01/10/2013		2,680	2,727
5.400% due 02/15/2012		16,152	16,495
5.750% due 06/15/2011		3,400	3,430
5.875% due 05/01/2013		1,000	1,030
6.375% due 03/25/2013		2,580	2,683
6.750% due 09/01/2016		4,500	4,838
Intesa Sanpaolo SpA
2.712% due 02/24/2014		11,600	11,759
IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,576
JPMorgan Chase & Co.
1.447% due 09/26/2013	EUR	900	1,263
6.000% due 01/15/2018		$3,900	4,276
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,031

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,223
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,421
KeyBank N.A.
1.203% due 11/21/2011	EUR	400	561
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	152
7.869% due 08/25/2020		200	308
7.875% due 11/01/2020		$4,800	4,706
8.000% due 12/29/2049		6,000	5,790
8.500% due 12/29/2049		1,100	1,030
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	1,242
5.125% due 06/27/2014 (a)	EUR	950	333
5.316% due 04/05/2011 (a)		10	3
5.625% due 01/24/2013 (a)		$3,800	1,007
6.875% due 05/02/2018 (a)		3,200	856
Lloyds TSB Bank PLC
2.653% due 01/24/2014		6,300	6,463
4.875% due 01/21/2016		6,200	6,392
5.800% due 01/13/2020		21,500	21,534
12.000% due 12/29/2049		32,700	38,328
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,487
Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,771
6.875% due 04/25/2018		17,800	19,766
MetLife Institutional Funding II
1.203% due 04/04/2014 (b)		10,800	10,854
MetLife, Inc.
6.400% due 12/15/2066		1,700	1,646
Metropolitan Life Global Funding I
0.703% due 07/13/2011		34,700	34,723
5.125% due 11/09/2011		8,200	8,420
Morgan Stanley
2.812% due 05/14/2013		10,800	11,188
5.950% due 12/28/2017		10,600	11,384
7.300% due 05/13/2019		1,200	1,350
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,081
Mystic Re Ltd.
10.310% due 06/07/2011		$2,200	2,219
National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,560
Nationwide Building Society
6.250% due 02/25/2020		9,300	9,682
Nomura Europe Finance NV
0.453% due 07/05/2011		19,500	19,437
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,294
Nordea Eiendomskreditt A/S
0.714% due 04/07/2014 (b)		20,100	20,100
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,343
Petroleum Export Ltd.
5.265% due 06/15/2011		87	87
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,594
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	5,756
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,186
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		22,900	23,044
2.625% due 05/11/2012		2,300	2,351
3.000% due 12/09/2011		57,800	58,845
3.950% due 09/21/2015		3,200	3,202
6.990% due 10/29/2049 (a)		12,000	10,785
7.648% due 08/29/2049		1,500	1,410
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		42,900	42,513
Santander UK PLC
1.247% due 10/10/2017	EUR	28,700	36,972
Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,457
5.499% due 07/07/2015		13,100	13,804
SLM Corp.
0.533% due 10/25/2011		200	198
0.603% due 01/27/2014		1,650	1,566
1.343% due 11/15/2011	EUR	1,000	1,391
1.503% due 06/17/2013		200	262
3.125% due 09/17/2012		5,200	7,168
4.875% due 12/17/2012	GBP	2,800	4,420
5.000% due 10/01/2013		$3,900	4,036
5.000% due 04/15/2015		5,000	5,033
5.125% due 08/27/2012		5,780	5,964
5.375% due 05/15/2014		500	518
6.250% due 01/25/2016		1,900	1,983
8.000% due 03/25/2020		3,600	3,930
8.450% due 06/15/2018		10,600	11,888
Springleaf Finance Corp.
0.560% due 12/15/2011		8,700	8,402
3.250% due 01/16/2013	EUR	2,000	2,657
4.125% due 11/29/2013		10,000	12,990
State Bank of India
4.500% due 07/27/2015		$6,000	6,121
State Street Capital Trust III
5.300% due 01/29/2049		6,800	6,813
State Street Capital Trust IV
1.310% due 06/01/2077		1,000	831
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,723	8,628
Stone Street Trust
5.902% due 12/15/2015		9,500	9,908
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,077
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	4,676
UBS AG
1.304% due 01/28/2014		1,900	1,919
1.412% due 02/23/2012		8,500	8,570
5.750% due 04/25/2018		4,600	4,954
5.875% due 12/20/2017		4,700	5,132
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	330
USB Capital IX
6.189% due 10/29/2049		900	763
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		2,600	2,652
Wachovia Corp.
0.433% due 10/15/2011		8,100	8,108
1.244% due 02/13/2014	EUR	5,200	7,215
5.500% due 05/01/2013		$8,300	8,944
5.750% due 02/01/2018		16,900	18,614
Wells Fargo & Co.
1.163% due 08/01/2011	EUR	400	565
Westpac Banking Corp.
0.783% due 07/16/2014		$3,000	3,016
1.037% due 03/31/2014		22,200	22,234
3.585% due 08/14/2014		4,900	5,140
ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,285

			2,128,542

INDUSTRIALS 7.8%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,964
9.700% due 11/10/2018		6,400	8,417
Amgen, Inc.
6.150% due 06/01/2018		1,200	1,377
Anheuser-Busch InBev Worldwide, Inc.
0.854% due 01/27/2014		40,400	40,749
4.125% due 01/15/2015		21,500	22,701
5.375% due 01/15/2020		21,500	23,084
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,853
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		16,000	16,860
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,068
Codelco, Inc.
6.150% due 10/24/2036		700	773
Comcast Corp.
5.875% due 02/15/2018		1,700	1,875
6.450% due 03/15/2037		1,700	1,746
CSC Holdings LLC
7.625% due 04/01/2011		7,000	7,000
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,042
Dell, Inc.
5.650% due 04/15/2018		11,200	12,325
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,769	2,961
Dow Chemical Co.
4.850% due 08/15/2012		12,100	12,675
6.000% due 10/01/2012		5,090	5,446
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,324
El Paso Corp.
7.800% due 08/01/2031		900	1,002
7.875% due 06/15/2012		3,900	4,160
9.625% due 05/15/2012		800	863
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		724	789
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		1,500	1,708
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	1,993
6.212% due 11/22/2016		1,200	1,316
7.343% due 04/11/2013		1,700	1,879
8.146% due 04/11/2018		6,700	7,931
General Mills, Inc.
6.470% due 10/15/2022		61,750	65,625
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,114
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,189
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,582
HCA, Inc.
7.875% due 02/15/2020		10,600	11,581
9.125% due 11/15/2014		14,694	15,484
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,821
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,717
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	26,421
Kraft Foods, Inc.
2.625% due 05/08/2013		4,000	4,093

Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,978
6.625% due 08/05/2020		5,000	5,163
6.750% due 01/29/2020		7,100	7,610
Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,580
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		15,700	16,622
Oracle Corp.
4.950% due 04/15/2013		13,100	14,111
5.750% due 04/15/2018		12,900	14,441
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,354
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	274
7.500% due 12/18/2013	GBP	200	353
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	45,115
Petroleos Mexicanos
5.500% due 01/21/2021		17,200	17,544
PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,237
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,456
Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,335
Roche Holdings, Inc.
7.000% due 03/01/2039		11,800	14,416
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,085
Total Capital S.A.
4.450% due 06/24/2020		2,600	2,656
UAL Pass-Through Trust
8.030% due 01/01/2013 (a)		375	380
Union Pacific Corp.
5.700% due 08/15/2018		13,800	15,450
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,522
Vale Overseas Ltd.
4.625% due 09/15/2020		2,000	1,958
5.625% due 09/15/2019		16,600	17,448
6.250% due 01/23/2017		1,300	1,448
6.875% due 11/21/2036		1,300	1,387
6.875% due 11/10/2039		3,100	3,328
Vivendi S.A.
5.750% due 04/04/2013		14,800	15,891
Volkswagen International Finance NV
0.757% due 10/01/2012		27,500	27,521

			645,171

UTILITIES 2.0%
AT&T, Inc.
4.950% due 01/15/2013		5,200	5,537
5.500% due 02/01/2018		5,200	5,679
6.300% due 01/15/2038		3,600	3,637
Carolina Power & Light Co.
6.500% due 07/15/2012		2,325	2,482
Cleco Power LLC
6.000% due 12/01/2040		19,500	18,669
Entergy Corp.
3.625% due 09/15/2015		12,200	12,071
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		700	844
10.500% due 03/25/2014		1,000	1,206
Korea Electric Power Corp.
5.125% due 04/23/2034		90	95
Majapahit Holding BV
7.250% due 06/28/2017		1,700	1,866
7.750% due 10/17/2016		3,405	3,841
7.750% due 01/20/2020		3,100	3,503
8.000% due 08/07/2019		5,100	5,814
NGPL PipeCo LLC
6.514% due 12/15/2012		5,800	6,212
NRG Energy, Inc.
8.250% due 09/01/2020		8,400	8,778
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	12,749
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	10,932
4.750% due 02/16/2021		4,200	3,932
Qwest Corp.
3.560% due 06/15/2013		10,841	11,356
8.875% due 03/15/2012		24,700	26,491
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,614
6.750% due 09/30/2019		2,000	2,255
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,256
6.625% due 03/20/2017		1,000	1,072
7.875% due 03/13/2018		2,700	3,105
Verizon Communications, Inc.
5.250% due 04/15/2013		1,500	1,616
Virginia Electric and Power Co.
4.750% due 03/01/2013		1,000	1,064
Vodafone Group PLC
5.000% due 12/16/2013		3,960	4,296

			162,972

Total Corporate Bonds & Notes (Cost $2,812,692)			2,936,685

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Chesapeake Energy Corp.
2.250% due 12/15/2038		2,100	1,940
Transocean, Inc.
1.500% due 12/15/2037		37,100	36,682

Total Convertible Bonds & Notes (Cost $36,112)			38,622

MUNICIPAL BONDS & NOTES 3.4%
CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,204
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	2,710
7.043% due 04/01/2050		8,600	8,785
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		5,100	5,493
7.550% due 04/01/2039		2,000	2,176
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,800	6,348
7.950% due 03/01/2036		29,300	31,339
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,193
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,300	1,326
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		400	394
7.021% due 08/01/2040		700	688
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	841
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		8,200	7,915
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,200	1,248
7.618% due 08/01/2040		1,800	1,808
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		2,700	2,828
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023		11,800	11,475
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		8,100	8,492
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		2,000	1,874
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		4,185	3,867
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		1,500	981
5.125% due 06/01/2046		655	395
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031		1,200	1,186
6.548% due 05/15/2048		1,800	1,769
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		1,000	1,009

			109,344

COLORADO 0.0%
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036		3,900	3,614

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		17,300	17,789

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041		5,100	4,590

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		2,400	2,231
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		2,400	2,304
6.900% due 03/01/2035		1,000	976
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		6,200	6,208

			11,719

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		895	811

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		6,500	6,438

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		4,100	4,063

NEW JERSEY 0.5%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.310% due 06/15/2013		15,900	15,888
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,900	1,753
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		24,500	27,139

			44,780

NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		26,300	27,275
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		2,100	2,091
6.282% due 06/15/2042		2,100	2,089
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.812% due 06/15/2031		5,130	5,360
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		2,500	2,395

			39,210

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		5,800	6,611
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	73
6.500% due 06/01/2047		3,600	2,635

			9,319

TEXAS 0.4%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		14,800	14,652
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.338% due 02/15/2031		3,390	3,709
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.800% due 02/01/2027		2,575	2,841
9.899% due 10/01/2031		6,240	6,980
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		2,500	2,459

			30,641

Total Municipal Bonds & Notes (Cost $268,232)			282,318

U.S. GOVERNMENT AGENCIES 23.3%
Fannie Mae
0.310% due 12/25/2036 - 07/25/2037		5,381	5,294
0.500% due 10/30/2012 - 05/25/2037		14,307	14,246
0.560% due 04/25/2037		5,164	5,151
0.600% due 03/25/2044		2,963	2,877
0.660% due 09/25/2035		2,589	2,588
0.700% due 09/25/2035		10,174	10,183
0.950% due 10/25/2037		2,650	2,669
1.150% due 07/25/2039		2,936	2,976
1.518% due 06/01/2043 - 07/01/2044		3,081	3,080
1.718% due 09/01/2040		18	18
1.922% due 04/01/2035		1,894	1,952
1.927% due 04/01/2035		2,554	2,631
2.468% due 01/01/2025		15	16
2.475% due 09/01/2039		30	31
2.546% due 11/01/2025		1	1
2.558% due 05/25/2035		532	547
2.612% due 08/01/2035		1,960	2,039
4.000% due 04/01/2023 - 01/01/2026		1,027	1,057
4.045% due 10/01/2032		830	852
4.174% due 11/01/2035		165	169
4.500% due 05/01/2023 - 04/01/2041		667,955	679,073
4.578% due 12/01/2036		1,390	1,453
4.787% due 09/01/2034		1,202	1,255
5.000% due 02/25/2017 - 05/01/2041		316,382	330,402
5.013% due 09/01/2035		893	947
5.186% due 08/01/2035		1,078	1,147
5.500% due 09/01/2017 - 05/01/2041		280,809	300,678
6.000% due 09/01/2016 - 04/01/2041		307,659	335,592
6.000% due 12/01/2036 (h)		14,320	15,633
6.500% due 06/01/2029 - 04/01/2041		24,103	27,061
7.000% due 04/25/2023 - 06/01/2032		1,528	1,719
Federal Housing Administration
7.430% due 01/25/2023		41	41
Freddie Mac
0.405% due 07/15/2019		3,894	3,880
0.555% due 05/15/2036		3,290	3,287
0.705% due 11/15/2030		16	16
0.755% due 09/15/2030		15	15
0.975% due 05/15/2037		1,026	1,033
1.518% due 02/25/2045		443	431
2.666% due 01/01/2028		1	1
2.781% due 07/01/2027		1	1
2.807% due 07/01/2030		1	1
4.500% due 04/01/2038 - 04/01/2041		82,377	83,575
5.500% due 10/01/2034 - 10/01/2038		21,855	23,388
6.000% due 07/01/2016 - 07/01/2038		38,862	42,378
6.500% due 03/01/2013 - 10/01/2037		356	388
7.000% due 06/15/2023		880	977
7.500% due 07/15/2030 - 03/01/2032		160	186
8.500% due 08/01/2024		9	10
Ginnie Mae
0.754% due 09/20/2030		13	13
0.854% due 02/16/2030		139	140
2.125% due 10/20/2029 - 11/20/2029		133	137
2.625% due 07/20/2030		6	6
2.750% due 02/20/2032		296	307
3.375% due 04/20/2026 - 05/20/2030		60	62
6.000% due 06/15/2036 - 04/01/2041		6,942	7,636
Small Business Administration
5.130% due 09/01/2023		46	49
6.030% due 02/10/2012		830	860
6.290% due 01/01/2021		88	96
6.344% due 08/01/2011		25	26
7.500% due 04/01/2017		338	368

Total U.S. Government Agencies (Cost $1,887,390)			1,922,645

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (f)(h)		28,483	29,057
2.000% due 01/15/2026 (f)(h)		36,943	39,462
2.375% due 01/15/2025		17,171	19,297
2.375% due 01/15/2027		1,965	2,189
2.500% due 01/15/2029 (f)(h)		27,690	31,400
3.625% due 04/15/2028		3,540	4,570
3.875% due 04/15/2029		12,457	16,685

Total U.S. Treasury Obligations (Cost $144,641)			142,660

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.250% due 02/25/2045		1,758	1,618
Arkle Master Issuer PLC
0.404% due 02/17/2052		112,000	111,441
Arran Residential Mortgages Funding PLC
2.291% due 05/16/2047	EUR	3,804	5,388
2.491% due 05/16/2047		11,300	16,044
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$11,600	12,206
5.741% due 05/10/2045		6,400	6,950
5.742% due 02/10/2051		3,200	3,458
Banc of America Funding Corp.
2.828% due 05/25/2035		2,710	2,660
Banc of America Large Loan, Inc.
2.005% due 11/15/2015		2,067	1,956

Banc of America Mortgage Securities, Inc.
2.959% due 05/25/2033		3,060	3,060
6.500% due 10/25/2031		335	341
6.500% due 09/25/2033		178	185
Bear Stearns Adjustable Rate Mortgage Trust
2.726% due 04/25/2033		424	421
2.770% due 02/25/2033		68	63
2.859% due 01/25/2034		1,059	1,070
2.954% due 07/25/2034		2,314	1,757
3.057% due 11/25/2034		6,198	5,284
3.392% due 11/25/2030		3	3
3.607% due 11/25/2034		1,639	1,650
5.023% due 01/25/2035		1,509	1,403
5.670% due 02/25/2033		72	72
Bear Stearns Alt-A Trust
2.643% due 05/25/2035		4,160	3,519
2.987% due 09/25/2035		2,536	1,986
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,048
5.471% due 01/12/2045		2,800	3,005
5.700% due 06/13/2050		9,400	10,020
5.703% due 06/11/2050		8,600	9,039
Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		5,112	3,421
5.222% due 12/26/2046		2,968	2,119
Citigroup Mortgage Loan Trust, Inc.
2.670% due 12/25/2035		1,011	985
5.103% due 05/25/2035		4,039	3,871
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,153
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,166
Countrywide Alternative Loan Trust
0.430% due 05/25/2047		3,862	2,272
Countrywide Home Loan Mortgage Pass-Through Trust
2.812% due 02/20/2035		7,177	6,196
3.017% due 02/20/2036		1,230	1,030
3.118% due 11/25/2034		4,107	3,589
5.750% due 05/25/2033		35	35
Credit Suisse First Boston Mortgage Securities Corp.
4.832% due 06/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
5.660% due 03/15/2039		900	968
European Loan Conduit
1.243% due 05/15/2019	EUR	1,201	1,563
Extended Stay America Trust
2.950% due 11/05/2027		$26,428	25,991
First Horizon Alternative Mortgage Securities
2.368% due 09/25/2035		130	100
First Horizon Asset Securities, Inc.
2.880% due 10/25/2035		8,349	7,366
First Nationwide Trust
6.750% due 08/21/2031		4	4
Granite Mortgages PLC
0.996% due 09/20/2044	GBP	5,378	8,245
1.156% due 01/20/2044		1,028	1,577
1.310% due 09/20/2044	EUR	676	917
1.392% due 01/20/2044		677	916
Greenpoint Mortgage Funding Trust
0.330% due 10/25/2046		1,063	972
0.330% due 01/25/2047		1,114	1,028
Greenpoint Mortgage Pass-Through Certificates
2.940% due 10/25/2033		2,525	2,160
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	422
5.317% due 06/10/2036		915	979
5.444% due 03/10/2039		4,400	4,657
GS Mortgage Securities Corp. II
1.142% due 03/06/2020		6,923	6,924
5.396% due 08/10/2038		905	969
GSR Mortgage Loan Trust
2.796% due 09/25/2035		11,965	11,728
5.181% due 11/25/2035		4,283	4,139
Harborview Mortgage Loan Trust
0.444% due 01/19/2038		9,467	6,262
0.474% due 05/19/2035		876	602
2.936% due 07/19/2035		3,608	2,940
Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	6,300	8,928
Indymac ARM Trust
1.959% due 01/25/2032		$3	3
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	12,121
4.158% due 01/12/2039		5,723	5,789
5.336% due 05/15/2047		6,800	7,119
5.420% due 01/15/2049		20,956	22,100
5.882% due 02/15/2051		2,300	2,462
JPMorgan Mortgage Trust
2.994% due 08/25/2034		19,430	18,125
5.041% due 02/25/2035		2,171	2,213
5.750% due 01/25/2036		2,767	2,602
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,760
Merrill Lynch Floating Trust
0.797% due 07/09/2021		12,198	11,605
Merrill Lynch Mortgage Investors, Inc.
0.460% due 02/25/2036		3,384	2,604
MLCC Mortgage Investors, Inc.
0.500% due 11/25/2035		618	535
1.250% due 10/25/2035		1,225	1,079
2.208% due 04/25/2035		14,827	14,014
Morgan Stanley Capital I
0.315% due 10/15/2020		1,116	1,073
5.610% due 04/15/2049		12,972	13,129
5.809% due 12/12/2049		600	648
5.877% due 06/11/2049		3,100	3,303
Morgan Stanley Re-REMIC Trust
5.808% due 08/12/2045		2,200	2,377
Prime Mortgage Trust
0.650% due 02/25/2019		54	53
0.650% due 02/25/2034		438	403
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		294	306
Sovereign Commercial Mortgage Securities Trust
5.825% due 07/22/2030		1,086	1,117
Structured Adjustable Rate Mortgage Loan Trust
5.412% due 07/25/2035		985	878
Structured Asset Mortgage Investments, Inc.
0.503% due 07/19/2035		5,480	5,214
0.914% due 09/19/2032		103	93
Structured Asset Securities Corp.
2.264% due 07/25/2032		9	8
2.679% due 02/25/2032		13	13
Suntrust Adjustable Rate Mortgage Loan Trust
5.824% due 02/25/2037		10,676	8,146
Thornburg Mortgage Securities Trust
0.360% due 11/25/2046		2,442	2,412
Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		7,912	7,331
0.345% due 09/15/2021		13,714	13,596
5.308% due 11/15/2048		2,000	2,142
WaMu Mortgage Pass-Through Certificates
0.540% due 10/25/2045		938	815
1.512% due 11/25/2042		409	364
1.712% due 08/25/2042		1,087	989
Wells Fargo Mortgage-Backed Securities Trust
2.772% due 03/25/2036		4,782	4,287
4.910% due 01/25/2035		3,908	3,941
4.975% due 12/25/2034		2,691	2,648

Total Mortgage-Backed Securities (Cost $516,335)			521,277

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp.
0.300% due 12/25/2036		301	293
Ally Auto Receivables Trust
1.320% due 03/15/2012		917	918
Amortizing Residential Collateral Trust
0.520% due 06/25/2032		193	167
Asset-Backed Funding Certificates
0.310% due 01/25/2037		139	138
Ballyrock CDO Ltd.
0.842% due 11/20/2015		2,739	2,680
Bear Stearns Asset-Backed Securities Trust
0.330% due 10/25/2036		429	412
0.340% due 06/25/2047		1,059	1,022
Countrywide Asset-Backed Certificates
0.300% due 05/25/2047		68	68
Credit-Based Asset Servicing & Securitization LLC
0.310% due 11/25/2036		470	407
EMC Mortgage Loan Trust
0.620% due 05/25/2040		380	312
First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/2036		438	435
Fremont Home Loan Trust
0.310% due 01/25/2037		466	433
GSPA Monetization Trust
6.422% due 10/09/2029		16,632	15,875
Gulf Stream Compass CLO Ltd.
0.840% due 08/27/2015		2,157	2,117
Hillmark Funding
0.562% due 05/21/2021		24,100	22,421
HSBC Home Equity Loan Trust
0.544% due 01/20/2034		4,943	4,538
HSI Asset Securitization Corp. Trust
0.300% due 12/25/2036		100	100
JPMorgan Mortgage Acquisition Corp.
0.310% due 03/25/2047		2,405	2,032
Long Beach Mortgage Loan Trust
0.530% due 10/25/2034		156	131
Nelnet Student Loan Trust
0.369% due 12/22/2016		2,503	2,499
Park Place Securities, Inc.
0.562% due 10/25/2034		221	219
Penta CLO S.A.
1.478% due 06/04/2024	EUR	2,324	2,973
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		$24,000	23,963
Sagamore CLO Ltd.
0.843% due 10/15/2015		1,592	1,548
Securitized Asset-Backed Receivables LLC Trust
0.380% due 05/25/2037		2,960	2,361

SLM Student Loan Trust
0.303% due 10/25/2016		379	379
2.905% due 12/16/2019		1,900	1,947
4.500% due 11/16/2043		5,660	5,502
6.255% due 07/15/2042		10,322	9,976
Structured Asset Securities Corp.
0.300% due 10/25/2036		220	219
0.540% due 01/25/2033		55	50
Wind River CLO Ltd.
0.639% due 12/19/2016		15,787	15,354

Total Asset-Backed Securities (Cost $124,086)			121,489

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,128
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	526	317
10.000% due 01/01/2017		5,200	2,825
Canada Government International Bond
1.500% due 12/01/2012	CAD	8,000	8,223
1.750% due 03/01/2013		31,000	31,936
2.000% due 12/01/2014		33,900	34,465
2.500% due 09/01/2013		18,300	19,098
3.000% due 12/01/2015		2,400	2,511
4.500% due 06/01/2015		4,900	5,445
Canada Housing Trust No. 1
2.750% due 12/15/2015		10,800	11,067
3.350% due 12/15/2020		5,400	5,411
3.950% due 12/15/2011		2,600	2,732
4.000% due 06/15/2012		12,400	13,160
4.550% due 12/15/2012		22,000	23,729
4.800% due 06/15/2012		9,900	10,603
Export-Import Bank of China
4.875% due 07/21/2015		$900	969
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	15,100	11,745
4.000% due 01/29/2021		$5,500	5,029
4.125% due 09/09/2015		12,000	12,325
5.125% due 06/29/2020		3,600	3,641
5.875% due 01/14/2015		29,900	32,766
8.125% due 01/21/2014		5,000	5,734
Instituto de Credito Oficial
2.941% due 03/25/2014	EUR	13,500	19,084
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,423
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,329
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,146
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	32,868
6.050% due 01/11/2040		$4,200	4,347
Panama Government International Bond
7.250% due 03/15/2015		1,600	1,868
Province of Ontario Canada
1.375% due 01/27/2014		11,500	11,467
1.875% due 09/15/2015		2,500	2,450
4.200% due 03/08/2018	CAD	1,100	1,177
4.200% due 06/02/2020		8,700	9,107
4.300% due 03/08/2017		3,600	3,901
4.400% due 06/02/2019		8,000	8,569
4.600% due 06/02/2039		3,900	4,061
4.700% due 06/02/2037		6,300	6,640
5.500% due 06/02/2018		2,300	2,644
Province of Quebec Canada
4.500% due 12/01/2016		300	329
4.500% due 12/01/2020		300	319
Russia Government International Bond
3.625% due 04/29/2015		$1,200	1,220
Societe Financement de l’Economie Francaise
0.503% due 07/16/2012		5,000	5,019
South Africa Government International Bond
5.875% due 05/30/2022		500	539

Total Sovereign Issues (Cost $358,603)			370,366

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,188

Total Convertible Preferred Securities (Cost $988)			2,188

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 03/06/2032		203,996	2,348
DG Funding Trust
0.685% due 03/06/2032		1,239	9,411

Total Preferred Securities (Cost $15,595)			11,759

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 36.9%
CERTIFICATES OF DEPOSIT 2.1%
Banco Bradesco S.A.
1.955% due 01/24/2013		$6,100	6,142
Banco Do Brasil S.A.
0.000% due 02/15/2012		39,700	39,999
Bank of Nova Scotia
0.603% due 10/18/2012		24,400	24,437
Industrial & Commercial Bank of China Ltd.
0.750% due 08/15/2011		18,500	18,525
0.750% due 08/18/2011		25,800	25,835
Itau Unibanco S.A.
1.450% due 06/13/2011		17,700	17,658
1.670% due 02/06/2012		27,500	27,098
1.700% due 09/12/2011		17,800	17,690

			177,384

COMMERCIAL PAPER 1.1%
American Electric Power Co., Inc.
0.470% due 05/27/2011		16,600	16,588
Comcast Corp.
0.480% due 04/25/2011		5,500	5,498
Kells Funding LLC
0.250% due 05/17/2011		5,100	5,098
0.280% due 07/08/2011		500	500
0.280% due 07/18/2011		12,700	12,688
Nissan Motor Acceptance Corp.
0.600% due 06/22/2011		12,200	12,189
Vodafone Group PLC
0.880% due 01/19/2012		36,200	36,001

			88,562

REPURCHASE AGREEMENTS 1.0%
Banc of America Securities LLC
0.140% due 04/01/2011		70,000	70,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $71,412. Repurchase proceeds are $70,000.)
Credit Suisse Securities (USA) LLC
0.140% due 04/01/2011		3,200	3,200
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $3,545. Repurchase proceeds are $3,200.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		6,369	6,369
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $6,500. Repurchase proceeds are $6,369.)

			79,569

SHORT-TERM NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		10,200	9,996

U.S. TREASURY BILLS 0.1%
0.158% due 07/07/2011 - 09/15/2011 (c)(f)(g)		10,090	10,085

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 32.5%
		267,815,786	2,682,979

Total Short-Term Instruments (Cost $3,047,373)			3,048,575

Total Investments 114.0% (Cost $9,234,901)			$9,421,161
Written Options (j) (0.4%) (Premiums $24,821)			(33,544)
Other Assets and Liabilities (Net) (13.6%)			(1,123,111)

Net Assets 100.0%			$8,264,507

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $18,731 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $170 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2011.

(h)	Securities with an aggregate market value of $36,898 and cash of $4 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	10,286	$2,322
90-Day Eurodollar December Futures	Long	12/2012	875	(1,838)
90-Day Eurodollar June Futures	Long	06/2011	1,123	(35)
90-Day Eurodollar June Futures	Long	06/2012	8,268	(3,273)
90-Day Eurodollar March Futures	Long	03/2012	10,000	(281)
90-Day Eurodollar September Futures	Long	09/2011	6,908	1,547
90-Day Eurodollar September Futures	Long	09/2012	1,846	(3,398)
U.S. Treasury 2-Year Note June Futures	Long	06/2011	6,005	(260)
U.S. Treasury 10-Year Note June Futures	Short	06/2011	1,781	(429)

				$(5,645)

(i)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.824%		$5,300	$37	$(94)	$131
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.468%		3,900	30	0	30
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.824%		2,600	18	(46)	64
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.824%		2,600	18	(47)	65
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%		1,000	2	(14)	16
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.009%		2,300	0	(20)	20
Brazil Government International Bond	BCLY	1.000%	03/20/2016	1.081%		1,300	(5)	(9)	4
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.009%		700	0	(6)	6
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.009%		1,000	0	(16)	16
Brazil Government International Bond	CSFB	1.000%	06/20/2015	0.966%		8,200	14	(209)	223
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.009%		5,500	0	(69)	69
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.966%		6,600	12	(70)	82
Brazil Government International Bond	GSC	1.000%	06/20/2015	0.966%		900	2	(12)	14
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.009%		3,300	0	(33)	33
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.966%		10,900	18	(120)	138
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.009%		3,300	(1)	(34)	33
Brazil Government International Bond	MSC	1.000%	06/20/2015	0.966%		1,500	2	(15)	17
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.009%		700	0	(7)	7
China Government International Bond	BCLY	1.000%	03/20/2016	0.677%		1,000	16	12	4
China Government International Bond	BNP	1.000%	03/20/2016	0.677%		500	8	6	2
China Government International Bond	CSFB	1.000%	03/20/2015	0.551%		5,000	89	24	65
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	1.956%		500	53	(11)	64
France Government Bond	BCLY	0.250%	03/20/2016	0.724%		2,200	(49)	(82)	33
France Government Bond	BOA	0.250%	03/20/2016	0.724%		11,600	(260)	(371)	111
France Government Bond	DUB	0.250%	03/20/2016	0.724%		1,100	(24)	(44)	20
France Government Bond	GSC	0.250%	12/20/2015	0.693%		1,000	(20)	(20)	0
France Government Bond	GSC	0.250%	03/20/2016	0.724%		21,500	(481)	(649)	168
France Government Bond	MSC	0.250%	03/20/2016	0.724%		700	(16)	(24)	8
France Government Bond	RBS	0.250%	12/20/2015	0.693%		2,100	(42)	(42)	0
France Government Bond	RBS	0.250%	03/20/2016	0.724%		50,600	(1,132)	(1,530)	398
France Government Bond	UBS	0.250%	09/20/2015	0.659%		5,000	(88)	(133)	45
France Government Bond	UBS	0.250%	03/20/2016	0.724%		3,000	(67)	(121)	54
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.322%		2,000	48	106	(58)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	0.322%		2,000	25	(97)	122
General Electric Capital Corp.	CITI	3.850%	03/20/2014	0.775%		5,000	455	0	455
General Electric Capital Corp.	DUB	1.500%	09/20/2011	0.325%		1,600	10	0	10
General Electric Capital Corp.	DUB	5.000%	09/20/2011	0.322%		2,800	67	152	(85)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.742%		11,100	1,214	0	1,214
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.322%		10,000	120	(500)	620
General Electric Capital Corp.	MSC	1.000%	09/20/2011	0.322%		1,000	4	(15)	19
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.390%		18,800	(343)	(349)	6
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.930%		7,500	(537)	(539)	2
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.216%		1,100	(10)	(26)	16
Japan Government International Bond	BOA	1.000%	03/20/2016	0.965%		1,200	3	17	(14)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.928%		5,700	20	139	(119)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.965%		2,500	5	22	(17)
Kazakhstan Government International Bond	CITI	1.000%	03/20/2016	1.367%		500	(8)	(14)	6
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	1.367%		500	(8)	(15)	7
Kazakhstan Government International Bond	HSBC	1.000%	03/20/2016	1.367%		500	(9)	(15)	6
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	0.289%		1,700	6	(3)	9
MetLife, Inc.	BOA	1.000%	09/20/2015	1.370%		7,500	(115)	(492)	377
MetLife, Inc.	BOA	1.000%	12/20/2015	1.432%		18,100	(341)	(865)	524
MetLife, Inc.	CITI	1.000%	06/20/2011	0.280%		2,000	4	(30)	34
MetLife, Inc.	CITI	1.000%	12/20/2015	1.432%		6,900	(130)	(251)	121
Mexico Government International Bond	BCLY	1.000%	03/20/2015	0.890%		5,500	25	(124)	149
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.956%		400	1	(6)	7
Mexico Government International Bond	CITI	1.000%	03/20/2015	0.890%		3,600	16	(83)	99
Mexico Government International Bond	CITI	1.000%	09/20/2015	0.956%		1,200	3	(18)	21
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.021%		16,600	(12)	(122)	110
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.024%		1,200	(6)	0	(6)
Mexico Government International Bond	RBS	1.000%	09/20/2015	0.956%		5,400	11	(63)	74
Mexico Government International Bond	UBS	1.000%	09/20/2015	0.956%		600	2	(8)	10
Panama Government International Bond	JPM	0.730%	01/20/2012	0.269%		1,000	5	0	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.290%		9,000	(114)	(263)	149
Republic of Italy Government Bond	BCLY	1.000%	03/20/2016	1.456%		3,300	(68)	(128)	60
Republic of Italy Government Bond	GSC	1.000%	03/20/2016	1.456%		1,100	(22)	(42)	20
Spain Government International Bond	BOA	1.000%	03/20/2016	2.308%		1,200	(70)	(79)	9
Spain Government International Bond	GSC	1.000%	03/20/2016	2.308%		1,100	(64)	(73)	9
U.S. Treasury Notes	BNP	0.250%	03/20/2016	0.389%	EUR	16,900	(154)	(238)	84
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.351%		26,600	(159)	(398)	239
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.397%		$600	13	4	9
United Kingdom Gilt	CSFB	1.000%	03/20/2016	0.538%		9,700	216	187	29
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.397%		2,800	63	20	43
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.538%		2,200	49	42	7
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.512%		2,100	47	49	(2)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.397%		600	14	5	9
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.425%		8,500	192	37	155
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.397%		900	20	7	13
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.425%		31,100	702	120	582
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.146%		4,500	10	30	(20)
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.277%		2,700	68	0	68

							$(598)	$(7,725)	$7,127

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$2,600	$288	$259	$29
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	66,000	7,975	8,422	(447)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	1,000	120	136	(16)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	19,100	2,308	2,313	(5)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	400	48	50	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	29,200	3,528	3,487	41
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	3,000	363	345	18
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	11,000	1,330	1,288	42
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	13,900	1,829	1,842	(13)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	7,200	947	977	(30)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	23,100	3,039	3,118	(79)
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	10,800	1,421	1,436	(15)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	10,200	1,343	1,260	83
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	4,700	618	619	(1)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	1,000	132	132	0
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	4,900	645	637	8
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	1,900	250	263	(13)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	2,500	351	339	12
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	57	0	57
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	20	0	20
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	17	0	17
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	51,350	1,781	1,503	278
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	368	0	368
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	84	0	84
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	141	0	141
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	441	0	441
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	268	0	268
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	20	0	20
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	45	0	45
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	46	0	46
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,690	50	0	50
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	39,000	293	197	96

					$30,166	$28,623	$1,543

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	$(231)	$(422)	$191
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	7	0	7
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	4	0	4
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	10	0	10
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	20	5	15
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	136	20	116
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	102	27	75
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	222	51	171
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	91	39	52
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	192	88	104
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	64	0	64
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	53	0	53
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	192	(20)	212
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	18	9	9
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	443	0	443
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	43	11	32
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	747	(160)	907
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	702	(13)	715
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	75	8	67
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	257	17	240
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	51	1	50
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	22	(9)	31
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	248	20	228
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	267	47	220
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		79,800	207	124	83
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	84	0	84
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	67	(28)	95
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		6,100	(7)	7	(14)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	(6)	7	(13)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	49	18	31
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	9	22	(13)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	32	14	18
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	436	192	244
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	642	(53)	695
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	329	169	160
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	211	69	142
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	282	123	159
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	562	80	482
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		29,500	(144)	(1)	(143)
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		6,500	(3)	29	(32)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	11	0	11
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	46	(3)	49
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	28	17	11
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	666	155	511
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	369	59	310
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	361	228	133
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	285	0	285
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(102)	21	(123)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BOA		$22,000	335	428	(93)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	DUB		21,900	333	688	(355)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	JPM		10,300	157	5	152
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	MSC		3,700	57	104	(47)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BCLY		5,700	81	128	(47)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BNP		33,100	470	868	(398)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BOA		2,900	41	126	(85)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CITI		10,500	149	381	(232)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CSFB		10,800	153	249	(96)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GSC		12,900	183	359	(176)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HSBC		1,200	17	22	(5)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		2,400	34	109	(75)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		19,400	275	173	102
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		86,700	1,232	2,107	(875)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBS		25,500	363	595	(232)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	UBS		2,300	33	87	(54)
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2013	MSC	EUR	19,500	(131)	(114)	(17)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MSC	MXN	30,400	(2)	(1)	(1)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC		86,000	131	38	93

							$12,060	$7,320	$4,740

(j)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	301	$142	$(165)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	538	250	(126)
Put - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/21/2011	22	8	(14)
Call - CBOT U.S. Treasury 10-Year Note May Futures	123.000	04/21/2011	22	10	(1)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	1,116	889	(844)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,598	685	(864)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,598	995	(313)

				$2,979	$(2,327)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$103,300	$212	$(427)
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	118,600	677	(1,606)
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	134,400	507	(1,157)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	81,000	682	(1,182)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,700	66	(142)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	76,500	454	(1,117)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	40,100	248	(585)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	354,000	2,787	(5,168)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,800	472	(676)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	93,700	1,025	(1,199)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	113,500	1,232	(1,453)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	(137)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	79,300	863	(1,015)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	135,300	1,372	(1,732)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	37,300	365	(581)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	210,500	1,861	(2,694)
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	61,900	1,530	(1,874)
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	20,600	517	(624)
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	11,100	156	(73)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	20,600	286	(136)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	10,200	139	(67)
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.100%	04/25/2011	16,300	42	(6)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	3.700%	04/25/2011	16,300	87	(101)
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	10,300	142	(68)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	(4)
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.100%	04/25/2011	104,000	411	(36)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.700%	04/25/2011	104,000	416	(647)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	23,400	331	(154)

							$17,176	$(24,661)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	09/21/2011	$3,000	$15	$(9)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	13,500	29	(31)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	13,500	55	(39)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011	6,000	20	(11)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011	6,000	19	(6)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.300%	09/21/2011	7,000	32	(28)

						$170	$(124)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	79.000	04/21/2011	$5,900	$24	$(3)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000%	10/11/2011	$51,900	$274	$(435)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	48,100	244	(404)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	10/11/2011	158,200	1,758	(2,797)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000%	11/14/2011	129,400	1,408	(2,282)

					$3,684	$(5,918)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(76)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(188)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(91)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(35)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(121)

						$788	$(511)

(k)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	5.000%	04/01/2041	$134,700	$140,809	$(140,761)
Fannie Mae	5.500%	04/01/2041	42,000	44,836	(44,887)
Fannie Mae	6.000%	04/01/2041	26,000	28,198	(28,259)
Ginnie Mae	6.000%	02/01/2041	4,000	4,379	(4,403)
Ginnie Mae	6.000%	04/01/2041	2,000	2,201	(2,199)
Ginnie Mae	6.000%	05/01/2041	3,000	3,288	(3,291)
U.S. Treasury Bonds	2.625%	11/15/2020	13,000	12,175	(12,258)
U.S. Treasury Bonds	3.625%	02/15/2021	18,300	18,781	(18,645)

				$254,667	$(254,703)

(6)	Market value includes $250 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	133	04/2011	BCLY	$0	$(4)	$(4)
Buy		24,519	04/2011	RBS	1,310	0	1,310
Buy	BRL	225,295	04/2011	BCLY	5,201	0	5,201
Sell		225,295	04/2011	HSBC	0	(3,167)	(3,167)
Buy		225,295	06/2011	HSBC	3,263	0	3,263
Buy		930	09/2011	BOA	51	0	51
Buy		930	09/2011	MSC	51	0	51
Buy	CAD	53,802	06/2011	BNP	348	0	348
Buy		4,161	06/2011	DUB	77	0	77
Buy	CHF	1,573	05/2011	MSC	29	0	29
Buy	CNY	22,116	11/2011	BCLY	14	(5)	9
Buy		30,198	11/2011	CITI	0	0	0
Buy		80,000	11/2011	HSBC	0	(83)	(83)
Buy		41,367	11/2011	JPM	0	(33)	(33)
Buy		15,011	11/2011	RBS	3	0	3
Buy		50,000	02/2012	BCLY	0	(51)	(51)
Buy	EUR	454	04/2011	BCLY	8	0	8
Sell		11,870	04/2011	BNP	12	0	12
Buy		900	04/2011	CITI	17	0	17
Sell		25,629	04/2011	CITI	0	(1,682)	(1,682)
Sell		4,460	04/2011	DUB	0	(228)	(228)
Sell		7,634	04/2011	JPM	0	(474)	(474)
Sell		104,712	04/2011	MSC	0	(6,608)	(6,608)
Buy		1,885	04/2011	RBC	47	0	47
Sell		45,457	04/2011	RBC	0	(3,374)	(3,374)
Buy		4,400	04/2011	UBS	41	0	41
Sell	GBP	14,439	06/2011	BOA	39	0	39
Buy	IDR	18,535,200	04/2011	BCLY	28	0	28
Buy		10,388,090	04/2011	CITI	63	0	63
Sell		30,000,000	04/2011	CITI	0	(3)	(3)
Buy		43,555,100	04/2011	JPM	101	0	101
Buy		13,695,000	04/2011	MSC	73	0	73
Buy		29,581,636	07/2011	BCLY	181	0	181
Buy		3,402,000	07/2011	BNP	28	0	28
Buy		63,012,100	07/2011	CITI	372	0	372
Buy		54,762,000	07/2011	HSBC	388	0	388
Buy		16,527,000	07/2011	JPM	83	0	83
Buy		3,024,000	07/2011	RBS	25	0	25
Buy		32,049,000	10/2011	DUB	150	0	150
Buy		67,658,000	10/2011	RBS	283	0	283
Buy		30,000,000	01/2012	CITI	9	0	9
Buy	INR	308,613	05/2011	BCLY	180	0	180
Buy		83,610	05/2011	BOA	69	0	69
Buy		172,000	05/2011	CITI	105	0	105
Buy		191,000	05/2011	GSC	107	0	107
Buy		478,313	05/2011	JPM	334	0	334
Buy		119,899	05/2011	MSC	80	0	80
Buy		100,000	08/2011	DUB	46	0	46
Buy		135,494	08/2011	HSBC	56	0	56
Sell	JPY	2,143,850	04/2011	CITI	959	0	959
Buy	KRW	1,386,400	05/2011	BCLY	24	0	24
Buy		1,252,130	05/2011	BOA	40	0	40
Buy		9,178,920	05/2011	CITI	192	0	192
Buy		1,514,822	05/2011	GSC	30	0	30
Buy		2,074,500	05/2011	HSBC	62	0	62
Buy		43,814,711	05/2011	JPM	1,715	0	1,715
Buy		26,850,491	05/2011	MSC	536	0	536
Buy		1,859,000	05/2011	RBS	49	0	49
Buy		1,742,250	05/2011	UBS	86	0	86
Buy		1,329,860	08/2011	CITI	24	0	24
Buy		1,194,938	08/2011	GSC	21	0	21
Buy		750,100	08/2011	MSC	12	0	12
Buy		941,000	08/2011	RBS	9	0	9
Buy	MXN	14,732	07/2011	CITI	17	0	17
Buy		11,554	07/2011	DUB	26	0	26
Buy		890,677	07/2011	HSBC	1,455	0	1,455
Buy		12,258	07/2011	MSC	22	0	22
Buy		13,463	07/2011	UBS	22	0	22
Buy	MYR	10,800	08/2011	BCLY	63	0	63
Buy		20,900	08/2011	CITI	111	0	111
Buy		6,007	08/2011	HSBC	27	0	27
Buy		3,500	08/2011	JPM	17	0	17
Buy	NOK	11,747	05/2011	BCLY	28	0	28
Buy		1,118	05/2011	RBS	5	0	5
Buy	PHP	33,984	04/2011	BCLY	0	(17)	(17)
Buy		52,800	04/2011	BOA	17	0	17
Buy		58,572	04/2011	CITI	5	(5)	0
Sell		60,000	04/2011	HSBC	0	0	0
Buy		58,688	04/2011	JPM	8	(6)	2
Sell		78,448	04/2011	JPM	0	(7)	(7)
Sell		65,597	04/2011	MSC	0	(1)	(1)
Buy		440,913	06/2011	BCLY	267	0	267
Buy		12,000	06/2011	BOA	0	(2)	(2)
Buy		217,890	06/2011	CITI	34	(20)	14
Buy		73,114	06/2011	DUB	11	(3)	8
Buy		32,205	06/2011	HSBC	7	0	7
Buy		325,341	06/2011	JPM	102	(4)	98
Buy		27,753	06/2011	RBS	0	(6)	(6)
Buy		107,009	11/2011	BCLY	53	0	53
Buy		319,048	11/2011	CITI	86	(7)	79
Buy		44,050	11/2011	DUB	14	0	14
Buy		57,096	11/2011	GSC	15	0	15
Buy		127,260	11/2011	JPM	37	(7)	30
Buy		60,000	03/2012	HSBC	1	0	1
Buy		78,448	03/2012	JPM	8	0	8
Buy		65,597	03/2012	MSC	2	0	2
Buy	RUB	69,528	04/2011	BCLY	34	0	34
Sell		69,528	04/2011	BCLY	7	0	7
Buy		17,382	04/2011	JPM	11	0	11
Sell		17,382	04/2011	JPM	0	0	0
Buy		69,528	07/2011	BCLY	0	(5)	(5)
Buy	SEK	3,177	05/2011	MSC	5	0	5
Buy	SGD	16,333	06/2011	BOA	189	0	189
Buy		1,029	06/2011	CITI	17	0	17
Buy		5,954	06/2011	DUB	156	0	156
Buy		7,129	06/2011	GSC	156	0	156
Buy		5,320	06/2011	JPM	121	0	121
Buy		4,862	06/2011	RBS	164	0	164
Buy		2,300	09/2011	BCLY	26	0	26
Buy		4,500	09/2011	CITI	53	0	53
Buy		3,900	09/2011	DUB	37	0	37
Buy		7,482	09/2011	JPM	73	0	73
Buy		5,100	09/2011	RBS	55	0	55
Buy	TRY	34,054	07/2011	HSBC	198	0	198
Buy	TWD	49,903	04/2011	BCLY	4	0	4
Sell		49,903	04/2011	BCLY	0	(2)	(2)
Buy		31,019	04/2011	BOA	36	0	36
Sell		31,019	04/2011	BOA	0	(3)	(3)
Buy		77,055	04/2011	DUB	51	0	51
Sell		77,055	04/2011	DUB	0	(6)	(6)
Buy		30,000	04/2011	GSC	2	0	2
Sell		30,000	04/2011	GSC	0	(2)	(2)
Buy		30,000	04/2011	HSBC	2	0	2
Sell		30,000	04/2011	HSBC	0	(2)	(2)
Buy		31,829	04/2011	JPM	31	0	31
Sell		31,829	04/2011	JPM	0	(3)	(3)
Buy		49,903	01/2012	BCLY	3	0	3
Buy		30,000	01/2012	GSC	3	0	3
Buy		30,000	01/2012	HSBC	4	0	4
Buy		30,000	01/2012	JPM	4	0	4
Buy	ZAR	9,757	04/2011	JPM	37	0	37
Buy		9,767	04/2011	MSC	39	0	39
Buy		2,785	07/2011	CITI	5	0	5
Buy		6,270	07/2011	HSBC	11	0	11
Buy		165,821	07/2011	JPM	0	(135)	(135)
Buy		8,362	09/2011	BCLY	107	0	107
Buy		4,559	09/2011	MSC	58	0	58
Buy		3,800	09/2011	UBS	49	0	49

					$21,239	$(15,955)	$5,284

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Bank Loan Obligations	$0	$22,577	$0	$22,577
Corporate Bonds & Notes
Banking & Finance	0	2,097,521	31,021	2,128,542
Industrials	0	644,791	380	645,171
Utilities	0	162,972	0	162,972
Convertible Bonds & Notes
Industrials	0	38,622	0	38,622
Municipal Bonds & Notes
California	0	109,344	0	109,344
Colorado	0	3,614	0	3,614
Connecticut	0	17,789	0	17,789
Florida	0	4,590	0	4,590
Illinois	0	11,719	0	11,719
Iowa	0	811	0	811
Nebraska	0	6,438	0	6,438
Nevada	0	4,063	0	4,063
New Jersey	0	44,780	0	44,780
New York	0	39,210	0	39,210
Ohio	0	9,319	0	9,319
Texas	0	30,641	0	30,641
U.S. Government Agencies	0	1,922,604	41	1,922,645
U.S. Treasury Obligations	0	142,660	0	142,660
Mortgage-Backed Securities	0	521,277	0	521,277
Asset-Backed Securities	0	34,558	86,931	121,489
Sovereign Issues	0	339,538	30,828	370,366
Convertible Preferred Securities
Industrials	0	2,188	0	2,188
Preferred Securities
Banking & Finance	0	2,348	9,411	11,759
Short-Term Instruments
Certificates of Deposit	0	177,384	0	177,384
Commercial Paper	0	88,562	0	88,562
Repurchase Agreements	0	79,569	0	79,569
Short-Term Notes	0	9,996	0	9,996
U.S. Treasury Bills	0	10,085	0	10,085
PIMCO Short-Term Floating NAV Portfolio	2,682,979	0	0	2,682,979
	$2,682,979	$6,579,570	$158,612	$9,421,161

Short Sales, at value	$0	$(250,300)	$(4,403)	$(254,703)

Financial Derivative Instruments (7) - Assets
Credit Contracts	8	9,604	0	9,612
Foreign Exchange Contracts	0	21,239	0	21,239
Interest Rate Contracts	3,869	7,866	0	11,735
	$3,877	$38,709	$0	$42,586

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,066)	0	(1,066)
Foreign Exchange Contracts	0	(15,958)	0	(15,958)
Interest Rate Contracts	(9,514)	(30,114)	(6,429)	(46,057)

	$(9,514)	$(47,138)	$(6,429)	$(63,081)

Totals	$2,677,342	$6,320,841	$147,780	$9,145,963

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,210	$27,851	$0	$(9)	$0	$(31)	$0	$0	$31,021	$(31)
Industrials	591	0	(220)	0	2	7	0	0	380	1
U.S. Government Agencies	42	0	(1)	0	0	0	0	0	41	0
Asset-Backed Securities	43,801	46,506	(2,815)	26	66	(653)	0	0	86,931	(656)
Sovereign Issues	0	31,004	0	0	0	(176)	0	0	30,828	(176)
Preferred Securities
Banking & Finance	9,459	0	0	0	0	(48)	0	0	9,411	(48)
Short-Term Instruments
Short-Term Notes	9,942	0	0	62	0	(8)	0	(9,996)	0	0
	$67,045	$105,361	$(3,036)	$79	$68	$(909)	$0	$(9,996)	$158,612	$(910)

Short Sales, at value	$0	$0	$(4,379)	$0	$0	$(24)	$0	$0	$(4,403)	$(24)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(6,469)	$0	$0	$0	$0	$40	$0	$0	$(6,429)	$40

Totals	$60,576	$105,361	$(7,415)	$79	$68	$(893)	$0	$(9,996)	$147,780	$(894)

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 32.7%
BANKING & FINANCE 29.4%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$1,200	$1,242
Ally Financial, Inc.
6.875% due 09/15/2011		500	511
American Express Bank FSB
0.378% due 05/29/2012		200	200
American Express Co.
7.250% due 05/20/2014		600	682
American Express Credit Corp.
0.368% due 02/24/2012		1,100	1,098
5.875% due 05/02/2013		400	432
American International Group, Inc.
3.650% due 01/15/2014		1,100	1,119
8.175% due 05/15/2068		800	867
ANZ National International Ltd.
0.754% due 08/19/2014		1,000	1,007
6.200% due 07/19/2013		1,300	1,418
Bank of America Corp.
5.375% due 06/15/2014		1,000	1,070
Bank of Montreal
2.850% due 06/09/2015		1,900	1,916
Bank of Scotland PLC
4.880% due 04/15/2011		700	701
Barclays Bank PLC
7.434% due 09/29/2049		200	201
BPCE S.A.
2.375% due 10/04/2013		600	600
Citibank N.A.
1.375% due 08/10/2011		13,400	13,459
Citigroup, Inc.
0.590% due 11/05/2014		500	488
1.164% due 02/15/2013		11,000	11,039
5.250% due 02/27/2012		1,000	1,039
6.000% due 12/13/2013		1,500	1,631
7.375% due 06/16/2014	EUR	1,600	2,490
Commonwealth Bank of Australia
0.589% due 09/17/2014		$15,800	15,827
0.723% due 07/12/2013		8,900	8,920
Countrywide Financial Corp.
5.800% due 06/07/2012		300	316
DanFin Funding Ltd.
1.003% due 07/16/2013		1,900	1,899
Dexia Credit Local
0.710% due 03/05/2013		1,000	994
Dexia Credit Local S.A.
0.784% due 04/29/2014		7,900	7,862
FIH Erhvervsbank A/S
2.000% due 06/12/2013		300	305
Ford Motor Credit Co. LLC
3.053% due 01/13/2012		800	808
7.000% due 10/01/2013		400	432
7.250% due 10/25/2011		600	618
7.800% due 06/01/2012		200	212
General Electric Capital Corp.
0.309% due 09/21/2012		2,800	2,803
0.309% due 12/21/2012		3,100	3,107
0.480% due 06/01/2012		15,000	15,046
Goldman Sachs Group, Inc.
0.759% due 03/22/2016		2,000	1,931
0.803% due 01/12/2015		6,000	5,939
1.393% due 11/15/2014	EUR	700	961
HBOS PLC
6.750% due 05/21/2018		$1,000	979
HCP, Inc.
6.700% due 01/30/2018		1,000	1,108
ING Bank NV
1.107% due 03/30/2012		6,300	6,321
1.623% due 10/18/2013		5,200	5,226
International Lease Finance Corp.
0.633% due 07/01/2011		1,000	999
5.625% due 09/20/2013		400	408
6.500% due 09/01/2014		300	322
6.750% due 09/01/2016		300	322
7.125% due 09/01/2018		600	648
JPMorgan Chase & Co.
1.103% due 01/24/2014		14,400	14,492
LeasePlan Corp. NV
3.000% due 05/07/2012		1,200	1,229
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	187
7.000% due 09/27/2027 (a)		100	26
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,050
Macquarie Bank Ltd.
2.600% due 01/20/2012		300	305
Merrill Lynch & Co., Inc.
0.540% due 06/05/2012		2,000	1,992
1.947% due 09/27/2012	EUR	200	277
5.450% due 07/15/2014		$200	214
6.050% due 08/15/2012		6,600	7,013
MetLife of Connecticut Institutional Funding Ltd.
0.553% due 12/08/2011		1,000	997
Metropolitan Life Global Funding I
1.434% due 09/17/2012		2,500	2,531
Morgan Stanley
0.783% due 10/15/2015		600	577
1.422% due 03/01/2013	EUR	200	280
2.812% due 05/14/2013		$6,100	6,319
National Australia Bank Ltd.
0.803% due 07/08/2014		7,900	7,987
5.350% due 06/12/2013		1,000	1,075
New York Life Global Funding
1.290% due 12/20/2013	EUR	3,500	4,850
4.650% due 05/09/2013		$1,000	1,065
NIBC Bank NV
2.800% due 12/02/2014		5,200	5,372
Nordea Bank AB
1.203% due 01/14/2014		6,700	6,770
Pacific Life Global Funding
5.150% due 04/15/2013		300	318
Royal Bank of Scotland Group PLC
1.203% due 04/23/2012		500	504
1.307% due 01/30/2017	EUR	2,000	2,440
1.450% due 10/20/2011		$5,500	5,535
2.732% due 08/23/2013		3,700	3,803
3.000% due 12/09/2011		500	509
Santander U.S. Debt S.A. Unipersonal
1.107% due 03/30/2012		5,300	5,252
SLM Corp.
5.050% due 11/14/2014		2,000	2,018
UBS AG
2.250% due 08/12/2013		3,500	3,533
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,000	3,060
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	517
Westpac Banking Corp.
0.500% due 12/14/2012		10,200	10,208
0.590% due 09/10/2014		300	301
3.585% due 08/14/2014		1,500	1,573
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		900	918

			232,620

INDUSTRIALS 2.9%
Boston Scientific Corp.
5.450% due 06/15/2014		500	534
Cardinal Health, Inc.
6.000% due 06/15/2017		1,500	1,667
Cemex S.A.B. de C.V.
5.301% due 09/30/2015 (c)		800	798
DISH DBS Corp.
6.375% due 10/01/2011		600	614
Dow Chemical Co.
2.562% due 08/08/2011		1,200	1,209
4.850% due 08/15/2012		1,000	1,047
Georgia-Pacific LLC
8.125% due 05/15/2011		1,300	1,315
Masco Corp.
6.125% due 10/03/2016		1,000	1,025
NXP BV
3.748% due 10/15/2013	EUR	2,700	3,817
Office Depot, Inc.
6.250% due 08/15/2013		$1,000	1,035
Petroleos Mexicanos
5.500% due 01/21/2021		400	408
Rexam PLC
6.750% due 06/01/2013		400	434
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,065
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,091
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,140
UST LLC
6.625% due 07/15/2012		900	954
Videotron Ltee
6.875% due 01/15/2014		500	509
Volkswagen International Finance NV
1.625% due 08/12/2013		2,500	2,509
Xstrata Canada Corp.
7.350% due 06/05/2012		400	426

			22,597

UTILITIES 0.4%
BP Capital Markets PLC
0.450% due 04/11/2011		200	200
Sprint Capital Corp.
8.375% due 03/15/2012		800	848
Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,000	2,009

			3,057

Total Corporate Bonds & Notes (Cost $254,784)			258,274

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Medtronic, Inc.
1.500% due 04/15/2011		3,500	3,509

Total Convertible Bonds & Notes (Cost $3,500)			3,509

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	133

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	70

Total Municipal Bonds & Notes (Cost $288)			203

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
0.600% due 05/25/2042		16	16
0.930% due 02/25/2041		3,276	3,295
1.518% due 10/01/2044		15	15
2.558% due 05/25/2035		123	126
2.686% due 11/01/2034		97	102
4.000% due 12/01/2040		15,493	15,240
4.500% due 04/01/2023 - 04/01/2024		3,494	3,668
5.068% due 07/01/2035		122	130
5.340% due 11/01/2035		328	350
5.360% due 01/01/2036		568	606
5.500% due 12/01/2036		9,822	10,527
5.950% due 02/25/2044		34	34
Freddie Mac
0.214% due 03/21/2013		10,600	10,596
0.485% due 02/15/2019		957	956
0.509% due 08/25/2031		3	3
0.705% due 08/15/2033		3,733	3,740
1.518% due 02/25/2045		155	151
2.489% due 01/01/2034		15	16
6.278% due 09/01/2036		422	442
6.606% due 10/01/2036		482	507
6.623% due 07/01/2036		446	467
Ginnie Mae
0.554% due 03/20/2037		3,911	3,891
NCUA Guaranteed Notes
0.709% due 10/07/2020		1,396	1,398
0.819% due 12/08/2020		1,749	1,758
Small Business Administration
5.510% due 11/01/2027		757	817

Total U.S. Government Agencies (Cost $58,941)			58,851

U.S. TREASURY OBLIGATIONS 77.0%
Treasury Inflation Protected Securities (e)
0.500% due 04/15/2015		813	844
0.625% due 04/15/2013		5,209	5,453
1.125% due 01/15/2021 (j)		19,943	20,231
1.250% due 04/15/2014 (g)(j)		26,094	27,893
1.375% due 07/15/2018 (j)		4,084	4,349
1.375% due 01/15/2020		23,091	24,214
1.625% due 01/15/2015 (j)		51,452	55,781
1.875% due 07/15/2013		29,594	32,014
1.875% due 07/15/2015 (g)		22,252	24,483
1.875% due 07/15/2019 (i)(j)		25,649	28,136
2.000% due 04/15/2012		7,053	7,377
2.000% due 01/15/2014 (g)(i)		35,270	38,439
2.000% due 07/15/2014		47,820	52,486
2.000% due 01/15/2016		12,203	13,477
2.000% due 01/15/2016 (g)(j)		64,682	71,433
2.125% due 01/15/2019		7,487	8,353
2.375% due 01/15/2017		10,919	12,310
2.375% due 01/15/2017 (j)		11,246	12,679
2.500% due 07/15/2016		17,574	19,953
2.625% due 07/15/2017 (j)		24,435	28,062
3.000% due 07/15/2012 (i)		72,873	78,093
3.375% due 01/15/2012 (i)		22,693	23,790
3.625% due 04/15/2028		1,497	1,933
3.875% due 04/15/2029		2,277	3,050
U.S. Treasury Notes
0.375% due 08/31/2012		1,810	1,806
0.500% due 11/30/2012		12,300	12,269
0.625% due 06/30/2012		300	301

Total U.S. Treasury Obligations (Cost $603,673)			609,209

MORTGAGE-BACKED SECURITIES 7.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,543	1,597
Arkle Master Issuer PLC
0.404% due 02/17/2052		4,800	4,776
1.464% due 05/17/2060		1,600	1,598
Banc of America Commercial Mortgage, Inc.
0.428% due 06/10/2049		138	132
5.658% due 06/10/2049		138	143
Banc of America Large Loan, Inc.
0.765% due 08/15/2029		872	837
2.005% due 11/15/2015		6,496	6,147
5.620% due 06/24/2050		300	320
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		368	318
5.176% due 11/25/2034		293	273
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		74	72
2.400% due 08/25/2035		131	127
2.710% due 03/25/2035		234	225
2.783% due 03/25/2035		232	191
2.934% due 03/25/2035		73	71
3.086% due 01/25/2035		737	672
3.121% due 01/25/2035		884	819
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (b)		800	792
Bear Stearns Structured Products, Inc.
2.683% due 01/26/2036		631	422
5.222% due 12/26/2046		3,678	2,626
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		153	145
2.560% due 08/25/2035		167	149
2.670% due 12/25/2035		1,300	1,267
5.770% due 09/25/2037		1,146	817
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		400	430
5.886% due 11/15/2044		200	216
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		595	594
Countrywide Alternative Loan Trust
0.420% due 05/25/2047		3,279	2,215
0.448% due 12/20/2046		2,690	1,551
6.000% due 02/25/2037		464	336
Countrywide Home Loan Mortgage Pass-Through Trust
2.969% due 11/19/2033		13	13
2.984% due 08/25/2034		85	63
Credit Suisse Mortgage Capital Certificates
0.485% due 10/15/2021		1,391	1,362
5.383% due 02/15/2040		400	425
5.467% due 09/18/2039		1,000	1,068
First Horizon Alternative Mortgage Securities
2.365% due 06/25/2034		32	30
Gracechurch Mortgage Financing PLC
0.392% due 11/20/2056		1,587	1,569
Granite Master Issuer PLC
0.294% due 12/20/2054		401	380
Granite Mortgages PLC
0.996% due 09/20/2044	GBP	510	782
Greenpoint Mortgage Funding Trust
0.330% due 01/25/2047		$141	130
0.520% due 11/25/2045		17	11
GS Mortgage Securities Corp. II
1.317% due 03/06/2020		300	300
3.849% due 12/10/2043		3,577	3,626
4.592% due 08/10/2043		1,400	1,408
GSR Mortgage Loan Trust
3.044% due 01/25/2035		172	163
Harborview Mortgage Loan Trust
0.494% due 03/19/2036		103	65
Holmes Master Issuer PLC
2.339% due 10/15/2054	EUR	4,100	5,810
Indymac INDA Mortgage Loan Trust
5.062% due 11/25/2035		$513	450
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	356
5.429% due 12/12/2043		310	332
JPMorgan Mortgage Trust
3.006% due 07/25/2035		181	179
3.142% due 08/25/2035		211	185
5.041% due 02/25/2035		804	820
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	214
MASTR Adjustable Rate Mortgages Trust
2.899% due 11/21/2034		100	98
Mellon Residential Funding Corp.
0.995% due 09/15/2030		525	456
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	105
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		491	451
Morgan Stanley Capital I
5.877% due 06/11/2049		25	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,416	1,392
RBSCF Trust
6.013% due 12/16/2049		600	661
Residential Accredit Loans, Inc.
0.500% due 08/25/2037		2,244	1,517
1.672% due 09/25/2045		283	181
Sequoia Mortgage Trust
0.454% due 07/20/2036		829	691
Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/2035		27	16
2.585% due 02/25/2034		44	43
Structured Asset Mortgage Investments, Inc.
0.584% due 10/19/2034		39	36
Vornado DP LLC
4.004% due 09/13/2028		1,500	1,442
Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/2020		806	747
0.345% due 09/15/2021		510	505
5.088% due 08/15/2041		300	319
5.418% due 01/15/2045		310	333
5.572% due 10/15/2048		200	212

WaMu Mortgage Pass-Through Certificates
1.082% due 05/25/2047		455	321
5.254% due 12/25/2035		509	474
5.504% due 08/25/2035		218	197
Wells Fargo Mortgage-Backed Securities Trust
2.825% due 03/25/2036		465	415
5.000% due 06/25/2033		409	398

Total Mortgage-Backed Securities (Cost $59,524)			60,754

ASSET-BACKED SECURITIES 5.4%
AMMC CDO
0.536% due 05/03/2018		500	469
Aquilae CLO PLC
1.469% due 01/17/2023	EUR	757	971
ARES CLO Funds
0.537% due 03/12/2018		$693	649
Babson CLO Ltd.
0.633% due 11/15/2016		704	683
Carrington Mortgage Loan Trust
0.570% due 10/25/2035		143	135
Citibank Omni Master Trust
2.355% due 05/16/2016		1,700	1,726
3.005% due 08/15/2018		5,300	5,618
Countrywide Asset-Backed Certificates
0.430% due 07/25/2036		1,938	1,685
0.500% due 04/25/2036		278	249
5.525% due 04/25/2036		1,785	1,709
Credit-Based Asset Servicing & Securitization LLC
0.370% due 07/25/2037		40	36
Duane Street CLO
0.562% due 11/08/2017		485	464
Ford Credit Auto Owner Trust
2.755% due 05/15/2013		1,687	1,702
GSAMP Trust
0.320% due 12/25/2036		128	93
Gulf Stream Compass CLO Ltd.
0.663% due 07/15/2016		315	298
Harvest CLO S.A.
2.003% due 03/29/2017	EUR	302	395
HSBC Home Equity Loan Trust
5.910% due 03/20/2036		$44	44
Illinois Student Assistance Commission
0.783% due 04/25/2017		455	455
Landmark CDO Ltd.
0.610% due 06/01/2017		1,577	1,513
LCM LP
0.539% due 03/21/2019		1,100	1,044
MBNA Credit Card Master Note Trust
5.600% due 07/17/2014	EUR	2,700	3,907
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$237	180
Navigator CDO Ltd.
1.163% due 11/15/2015		140	135
Nelnet Student Loan Trust
1.003% due 07/25/2018		373	375
Olympic CLO Ltd.
0.743% due 05/15/2016		31	30
Penta CLO S.A.
1.478% due 06/04/2024	EUR	1,162	1,487
Premium Loan Trust Ltd.
0.683% due 10/25/2014		$206	199
Racers
0.537% due 07/25/2017		994	976
SLM Student Loan Trust
0.343% due 04/25/2019		2,200	2,128
1.105% due 10/25/2023	EUR	900	1,183
1.803% due 04/25/2023		$6,140	6,345
1.905% due 12/15/2017		711	717
4.500% due 11/16/2043		2,590	2,518
Specialty Underwriting & Residential Finance
0.310% due 01/25/2038		193	173
Structured Asset Securities Corp.
1.750% due 04/25/2035		756	584
Symphony CLO Ltd.
0.553% due 05/15/2019		700	643
WaMu Asset-Backed Certificates
0.300% due 01/25/2037		49	47
Wind River CLO Ltd.
0.639% due 12/19/2016		892	867
Wood Street CLO BV
1.763% due 03/29/2021	EUR	248	324

Total Asset-Backed Securities (Cost $42,224)			42,756

SOVEREIGN ISSUES 2.1%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	600	613
3.000% due 09/20/2025		3,700	4,161
4.000% due 08/20/2020		1,200	2,036
Export-Import Bank of Korea
1.360% due 03/13/2012		$2,700	2,700
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (e)	EUR	905	1,308
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	300	326
Societe Financement de l’Economie Francaise
0.503% due 07/16/2012		$5,000	5,019
2.125% due 01/30/2012		500	507

Total Sovereign Issues (Cost $15,643)			16,670

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	311

Total Convertible Preferred Securities (Cost $300)			311

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.4%
CERTIFICATES OF DEPOSIT 2.7%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600	3,625
Banco Do Brasil S.A.
0.000% due 06/27/2011		3,800	3,797
Barclays Bank PLC
1.409% due 12/16/2011		6,700	6,701
Itau Unibanco S.A.
1.200% due 04/20/2011		7,200	7,195

			21,318

COMMERCIAL PAPER 1.4%
BMW U.S. Capital LLC
0.470% due 04/26/2011		7,200	7,198
Vodafone Group PLC
0.880% due 01/19/2012		3,600	3,580

			10,778

REPURCHASE AGREEMENTS 15.8%
Barclays Capital, Inc.
0.130% due 04/01/2011		20,700	20,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $21,103. Repurchase proceeds are $20,700.)
0.130% due 04/11/2011		17,200	17,200
(Dated 03/10/2011. Collateralized by Freddie Mac 0.193% due 02/04/2013 valued at $17,571. Repurchase proceeds are $17,200.)
Citigroup Global Markets, Inc.
0.140% due 04/01/2011		10,000	10,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $10,215. Repurchase proceeds are $10,000.)
0.150% due 04/01/2011		6,600	6,600
(Dated 03/31/2011. Collateralized by Freddie Mac 0.214% due 03/21/2013 valued at $6,733. Repurchase proceeds are $6,600.)
Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011		1,000	1,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $1,024. Repurchase proceeds are $1,000.)
0.140% due 04/01/2011		300	300
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 2.625% due 04/30/2016 valued at $306. Repurchase proceeds are $300.)
Goldman Sachs & Co.
0.160% due 04/01/2011		10,000	10,000
(Dated 03/31/2011. Collateralized by Fannie Mae 4.500% due 04/01/2041 valued at $10,303. Repurchase proceeds are $10,000.)
0.440% due 06/02/2011		1,313	1,313
(Dated 03/02/2011. Collateralized by FMS Wertmanagement 2.000% due 11/15/2012 valued at $1,010. Repurchase proceeds are $1,313.)
Morgan Stanley & Co., Inc.
0.140% due 04/01/2011		57,000	57,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.750%-1.250% due 05/31/2012-09/30/2015 valued at $58,215. Repurchase proceeds are $57,000.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		1,262	1,262
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,290. Repurchase proceeds are $1,262.)

			125,375

SHORT-TERM NOTES 0.6%
Banco Santander Brasil S.A.
2.596% due 12/29/2011	4,100	4,018
Pacific Gas & Electric Co.
0.883% due 10/11/2011	300	300
WM Wrigley Jr. Co.
1.684% due 06/28/2011	500	500

		4,818

U.S. TREASURY BILLS 0.7%
0.141% due 08/18/2011 - 09/15/2011 (d)(h)	5,250	5,246

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.2%
	124,520	1,248

Total Short-Term Instruments (Cost $168,746)		168,783

PURCHASED OPTIONS (l) 0.0%
(Cost $22)		65
Total Investments 154.1% (Cost $1,207,645)		$1,219,385
Written Options (m) (0.2%) (Premiums $1,367)		(1,769)
Other Assets and Liabilities (Net) (53.9%)		(426,543)

Net Assets 100.0%		$791,073

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Principal only security.

(c)	When-Issued security.

(d)	Coupon represents a weighted average yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $1,080 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $320 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2011.

(i)	The average amount of borrowings while outstanding during the period ended March 31, 2011 was $33,306 at a weighted average interest rate of 0.245%. On March 31, 2011, securities valued at $48,920 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $1,480 and cash of $14 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	91	$(8)
90-Day Eurodollar June Futures	Long	06/2012	66	(36)
90-Day Eurodollar March Futures	Long	03/2012	175	(42)
90-Day Eurodollar September Futures	Long	09/2011	99	18
Corn December Futures	Short	12/2011	40	(41)
Euro-Mill Wheat November Futures	Long	11/2011	149	190
Soybean November Futures	Long	11/2011	16	45
Wheat December Futures	Short	12/2011	55	(186)
WTI Crude Oil May Futures	Long	04/2011	11	48

				$(12)

(k)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.875%		$1,500	$24	$0	$24
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.098%		1,000	(114)	0	(114)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.796%		1,000	11	0	11
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.669%		1,000	37	0	37
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.532%		1,000	(61)	(24)	(37)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.567%		400	(8)	0	(8)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	3.919%	EUR	1,700	346	210	136
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.780%		$1,000	17	0	17
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.681%		1,000	12	0	12
UST LLC	BOA	(0.340%	)	09/20/2012	0.147%		900	(3)	0	(3)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.216%		400	(3)	0	(3)

								$258	$186	$72

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011(3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	0.966%	$1,000	$1	$(14)	$15
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.474%	1,800	(66)	(60)	(6)
Brazil Government International Bond	RBS	1.000%	06/20/2015	0.966%	500	1	(10)	11
France Government Bond	BOA	0.250%	12/20/2015	0.693%	900	(18)	(20)	2
France Government Bond	CITI	0.250%	06/20/2015	0.620%	800	(12)	(19)	7
France Government Bond	CITI	0.250%	12/20/2015	0.693%	600	(11)	(16)	5
France Government Bond	DUB	0.250%	06/20/2015	0.620%	500	(7)	(16)	9
France Government Bond	JPM	0.250%	06/20/2015	0.620%	500	(8)	(18)	10
France Government Bond	JPM	0.250%	12/20/2015	0.693%	5,200	(104)	(105)	1
France Government Bond	RBS	0.250%	12/20/2015	0.693%	700	(14)	(14)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.928%	3,600	12	81	(69)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.928%	100	0	2	(2)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.928%	600	3	13	(10)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.928%	600	2	12	(10)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.928%	500	1	11	(10)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.776%	200	1	(2)	3
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	0.343%	500	1	(6)	7
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.450%	1,000	23	8	15
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.512%	4,200	95	99	(4)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.450%	1,500	35	12	23

						$(65)	$(62)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	$300	$40	$41	$(1)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	800	105	119	(14)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	2,600	342	364	(22)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	1,500	198	212	(14)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015	600	78	82	(4)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	900	119	127	(8)
CDX.EM-15 5-Year Index	BCLY	5.000%	06/20/2016	600	84	81	3
CDX.IG-16 5-Year Index	GSC	1.000%	06/20/2016	3,500	8	7	1

					$974	$1,033	$(59)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	600	$23	$0	$23
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(91)	(73)	(18)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(40)	(86)	46
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	11	4	7
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(4)	0	(4)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		5,300	(9)	(4)	(5)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	63	21	42
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	19	(4)	23
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	87	44	43
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	156	70	86
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	12	1	11
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	51	2	49
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	31	5	26
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	12	5	7
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	14	0	14
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	3	1	2
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	7	4	3
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	35	16	19

							$380	$6	$374

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	ICE Brent Crude December Futures	$114.700	11/14/2011	MSC	80	$61	$0	$61
Pay	ICE Brent Crude December Futures	(110.590)	11/14/2012	MSC	80	(38)	0	(38)
Pay	NYMEX WTI Crude December Futures	(106.500)	11/17/2011	MSC	80	(146)	0	(146)
Receive	NYMEX WTI Crude December Futures	103.800	11/15/2012	MSC	80	103	0	103

						$(20)	$0	$(20)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,849	3-Month USD-LIBOR plus a specified spread$	60,890	04/27/2011	BCLY	$1,086
Receive	DJUBSF3T Index	82,898	3-Month USD-LIBOR plus a specified spread	58,710	04/27/2011	BCLY	1,060
Receive	DJUBSTR Index	102,494	3-Month USD-LIBOR plus a specified spread	34,310	04/27/2011	BCLY	763
Receive	CVICSTR3 Index	42,768	3-Month USD-LIBOR plus a specified spread	15,210	04/27/2011	CITI	274
Receive	DJUBSF3T Index	9,912	3-Month USD-LIBOR plus a specified spread	7,020	04/27/2011	CITI	127
Pay (7)	DJUBSHG Index	8,989	0.000%	4,199	04/27/2011	CSFB	38
Receive	DJUBSTR Index	238,118	3-Month USD-LIBOR plus a specified spread	79,710	04/27/2011	CSFB	1,772
Receive (7)	SPGCICP Index	4,923	0.000%	4,204	04/27/2011	CSFB	(68)
Receive	DJUBSTR Index	134,399	3-Month USD-LIBOR plus a specified spread	44,990	04/27/2011	DUB	1,000
Receive	DJUBSYTR Index	1,773	3-Month USD-LIBOR plus a specified spread	739	04/27/2011	DUB	27
Pay	DJUBWHTR Index	12,937	3-Month USD-LIBOR plus a specified spread	585	04/27/2011	DUB	(21)
Receive	ENHGD84T Index	185,307	3-Month USD-LIBOR plus a specified spread	78,740	04/27/2011	GSC	1,402
Receive	DJUBSF3T Index	18,088	3-Month USD-LIBOR plus a specified spread	12,810	04/27/2011	JPM	231
Receive	DJUBSTR Index	147,214	3-Month USD-LIBOR plus a specified spread	49,280	04/27/2011	JPM	1,096
Receive	DJUBSTR Index	19,029	3-Month USD-LIBOR plus a specified spread	6,370	04/27/2011	MLP	142
Receive	DJUBSTR Index	246,333	3-Month USD-LIBOR plus a specified spread	82,460	04/27/2011	MSC	1,833
Receive	MOTT3001 Index	225,590	3-Month USD-LIBOR plus a specified spread	81,450	04/27/2011	MSC	1,469
Receive	MOTT3002 Index	366,745	3-Month USD-LIBOR plus a specified spread	129,910	04/27/2011	MSC	2,343
Receive	MOTT3007 Index	38,355	3-Month USD-LIBOR plus a specified spread	13,560	04/27/2011	MSC	243
Receive	DJUBSTR Index	6,243	3-Month USD-LIBOR plus a specified spread	2,090	04/27/2011	SOG	47
Receive	DJUBSTR Index	59,268	3-Month USD-LIBOR plus a specified spread	19,840	04/27/2011	UBS	441

							$15,305

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn July Futures	$0.158	06/24/2011	DUB	$1,270	$(23)	$0	$(23)
Pay	ICE Brent Crude December Futures	0.102	11/10/2011	DUB	4,000	37	0	37
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB	1,400	23	0	23
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	3,100	179	0	179
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB	1,800	98	0	98
Pay	London Gold Market Fixing Ltd. PM	0.041	09/29/2011	JPM	2,720	9	0	9
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB	4,000	(59)	0	(59)
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB	1,400	(30)	0	(30)
Pay	NYMEX WTI Crude May Futures	0.172	04/14/2011	DUB	630	60	0	60
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	2,100	101	0	101
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	400	13	0	13

						$408	$0	$408

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(l)	Purchased options outstanding on March 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$9,000	$22	$65

(m)	Written options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/20/2011	65	$28	$(36)
Call - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/20/2011	206	102	(48)
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	14	(16)
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	30	19	(6)

				$163	$(106)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$9,000	$51	$(122)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	14	(29)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	10	(22)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	39,600	318	(578)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,800	52	(74)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,600	76	(97)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	64	(72)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	34	(38)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	(4)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,600	73	(85)
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.200%	05/23/2011	2,800	13	(6)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.900%	05/23/2011	2,800	17	(17)
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	0

							$745	$(1,144)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BCLY	Buy	0.800%	06/15/2011	$1,200	$4	$(2)
Put - OTC CDX.IG-15 5-Year Index	BCLY	Sell	1.200%	06/15/2011	1,700	6	(2)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	06/15/2011	1,200	4	(2)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	06/15/2011	1,700	6	(2)
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	09/21/2011	800	2	(2)
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	09/21/2011	800	3	(2)
Call - OTC CDX.IG-15 5-Year Index	BOA	Buy	0.800%	06/15/2011	1,200	4	(2)
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	06/15/2011	1,200	4	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	06/15/2011	500	2	(1)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	06/15/2011	500	2	(1)
Call - OTC CDX.IG-15 5-Year Index	CSFB	Buy	0.800%	09/21/2011	500	2	(1)
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.200%	09/21/2011	500	2	(2)
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011	400	1	(1)
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011	400	2	0
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	06/15/2011	700	2	(1)
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011	1,300	5	(1)
Call - OTC CDX.IG-15 5-Year Index	UBS	Buy	0.800%	06/15/2011	500	1	(1)
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	09/21/2011	400	2	(1)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	1,300	6	(5)

						$60	$(30)

Straddle Options

Description	Counterparty	Exercise Level (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	0.000	10/11/2011	$4,000	$21	$(34)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	3,900	20	(33)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011	8,500	94	(150)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	9,600	104	(169)

					$239	$(386)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(19)
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	(69)
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	(6)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	(9)

						$160	$(103)

(n)	Short sales outstanding on March 31, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	04/01/2041	$15,000	$14,690	$(14,731)
Fannie Mae	5.500%	05/01/2041	10,000	10,656	(10,656)

				$25,346	$(25,387)

(o)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,268	04/2011	DUB	$0	$(68)	$(68)
Buy	BRL	4,944	04/2011	BCLY	114	0	114
Sell		4,944	04/2011	CITI	0	(69)	(69)
Buy		4,944	06/2011	CITI	73	0	73
Buy	CAD	6,097	06/2011	BNP	39	0	39
Buy	CNY	824	11/2011	BCLY	0	(1)	(1)
Buy		4,954	11/2011	CITI	4	0	4
Buy		3,071	11/2011	JPM	0	(3)	(3)
Buy		5,000	02/2012	DUB	5	0	5
Buy		12,827	02/2012	JPM	24	0	24
Sell	EUR	1,114	04/2011	BNP	0	(40)	(40)
Sell		1,866	04/2011	BOA	0	(110)	(110)
Sell		8,846	04/2011	CITI	0	(553)	(553)
Sell		32	04/2011	DUB	0	(1)	(1)
Sell		4,100	04/2011	JPM	0	(255)	(255)
Sell		1,028	04/2011	MSC	0	(27)	(27)
Sell		86	04/2011	RBC	0	(2)	(2)
Sell		2,984	04/2011	RBS	0	(143)	(143)
Buy		1,573	04/2011	UBS	108	0	108
Sell		8,992	04/2011	UBS	4	(497)	(493)
Sell	GBP	523	06/2011	BOA	2	0	2
Buy	IDR	5,344,200	04/2011	BCLY	14	0	14
Sell		5,344,200	04/2011	BOA	0	(1)	(1)
Buy		11,665,600	10/2011	CITI	50	0	50
Buy		5,180,000	10/2011	GSC	23	0	23
Buy		5,344,200	01/2012	BOA	4	0	4
Buy	INR	277,003	08/2011	CITI	175	0	175
Buy		37,500	08/2011	DUB	22	0	22
Sell	JPY	80,674	04/2011	DUB	51	0	51
Sell		104,755	04/2011	RBC	35	0	35
Buy	KRW	1,584,450	05/2011	BCLY	34	0	34
Buy		2,472,235	05/2011	CITI	60	0	60
Buy		824,080	05/2011	DUB	20	0	20
Buy		89,040	05/2011	GSC	3	0	3
Buy		208,000	05/2011	HSBC	4	0	4
Buy		2,795,844	05/2011	JPM	117	0	117
Buy		418,000	05/2011	RBS	11	0	11
Buy		113,820	05/2011	UBS	4	0	4
Buy	MXN	11,369	07/2011	BCLY	8	0	8
Buy		8,948	07/2011	HSBC	6	0	6
Buy		6,045	07/2011	MSC	4	0	4
Buy	MYR	815	05/2011	CITI	5	0	5
Buy		3,171	08/2011	BCLY	19	0	19
Buy		3,040	08/2011	CITI	16	0	16
Buy		893	08/2011	HSBC	4	0	4
Buy		500	08/2011	JPM	3	0	3
Buy	PHP	53,234	06/2011	CITI	16	0	16
Buy		9,794	06/2011	DUB	3	0	3
Buy		25,113	06/2011	HSBC	5	0	5
Buy		6,431	06/2011	JPM	2	0	2
Buy		63,008	11/2011	BCLY	31	0	31
Buy		20,100	11/2011	CITI	10	0	10
Buy	SGD	2,312	06/2011	BOA	27	0	27
Buy		819	09/2011	BCLY	10	0	10
Buy		400	09/2011	CITI	5	0	5
Buy		200	09/2011	JPM	2	0	2
Buy		200	09/2011	RBS	3	0	3

					$1,179	$(1,770)	$(591)

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$232,620	$0	$232,620
Industrials	0	22,597	0	22,597
Utilities	0	3,057	0	3,057
Convertible Bonds & Notes
Industrials	0	3,509	0	3,509
Municipal Bonds & Notes
Ohio	0	133	0	133
West Virginia	0	70	0	70
U.S. Government Agencies	0	55,695	3,156	58,851
U.S. Treasury Obligations	0	609,209	0	609,209
Mortgage-Backed Securities	0	59,962	792	60,754
Asset-Backed Securities	0	32,004	10,752	42,756
Sovereign Issues	0	16,670	0	16,670
Convertible Preferred Securities
Banking & Finance	311	0	0	311
Short-Term Instruments
Certificates of Deposit	0	21,318	0	21,318
Commercial Paper	0	10,778	0	10,778
Repurchase Agreements	0	125,375	0	125,375
Short-Term Notes	0	4,818	0	4,818
U.S. Treasury Bills	0	5,246	0	5,246
PIMCO Short-Term Floating NAV Portfolio	1,248	0	0	1,248
Purchased Options
Interest Rate Contracts	0	65	0	65
	$1,559	$1,203,126	$14,700	$1,219,385

Short Sales, at value	$0	$(25,387)	$0	$(25,387)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	283	16,078	0	16,361
Credit Contracts	0	349	0	349
Foreign Exchange Contracts	0	1,179	0	1,179
Interest Rate Contracts	18	401	0	419
	$301	$18,007	$0	$18,308
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	0	(489)	(489)
Commodity Contracts	(227)	(385)	0	(612)
Credit Contracts	0	(369)	0	(369)
Foreign Exchange Contracts	0	(1,770)	0	(1,770)
Interest Rate Contracts	(86)	(1,277)	0	(1,363)
	$(313)	$(3,801)	$(489)	$(4,603)

Totals	$1,547	$1,191,945	$14,211	$1,207,703

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
U.S. Government Agencies	$6,647	$(3,399)	$(111)	$0	$0	$19	$0	$0	$3,156	$18
Mortgage-Backed Securities	1,852	0	0	0	0	8	0	(1,068)	792	(2)
Asset-Backed Securities	7,544	3,649	(647)	15	15	177	0	0	10,753	171
Short-Term Instruments
Short-Term Notes	3,996	0	0	25	0	(3)	0	(4,018)	0	0
Purchased Options
Commodity Contracts	156	0	(212)	0	57	(1)	0	0	0	0

	$20,195	$250	$(970)	$40	$72	$200	$0	$(5,086)	$14,701	$187
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(546)	0	0	0	0	57	0	0	(489)	56
Commodity Contracts	(172)	380	0	0	(225)	17	0	0	0	0

	$(718)	$380	$0	$0	$(225)	$74	$0	$0	$(489)	$56

Totals	$19,477	$630	$(970)	$40	$(153)	$274	$0	$(5,086)	$14,212	$243

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

March 31, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.8%
BANKING & FINANCE 2.3%
Banco Santander Brasil S.A.
2.409% due 03/18/2014		$1,900		$1,907
Citigroup, Inc.
1.164% due 02/15/2013		1,600		1,606
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300		3,491
Dexia Credit Local
2.000% due 03/05/2013		3,200		3,177
Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200		3,415
NIBC Bank NV
2.800% due 12/02/2014		3,200		3,306
Nordea Bank AB
1.203% due 01/14/2014		3,400		3,435
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,400		1,387
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200		3,258
Springleaf Finance Corp.
5.200% due 12/15/2011		800		802
5.625% due 08/17/2011		400		402
5.900% due 09/15/2012		300		298

				26,484

INDUSTRIALS 0.3%
New York Times Co.
5.000% due 03/15/2015		2,000		2,005
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,500		1,588

				3,593

UTILITIES 0.2%
BP Capital Markets PLC
0.450% due 04/11/2011		500		500
3.625% due 05/08/2014		300		312
Qwest Corp.
8.875% due 03/15/2012		1,000		1,072

				1,884

Total Corporate Bonds & Notes (Cost $31,490)				31,961

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.500% due 11/30/2012		900		898
0.625% due 06/30/2012		200		200

Total U.S. Treasury Obligations (Cost $1,100)				1,098

SOVEREIGN ISSUES 3.4%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	1,031		622
10.000% due 01/01/2017		21,000		11,415
Canada Government International Bond
1.500% due 06/01/2012	CAD	25,900		26,725
Export-Import Bank of Korea
1.360% due 03/13/2012		$1,300		1,300

Total Sovereign Issues (Cost $38,449)				40,062

	SHARES
MUTUAL FUNDS 57.4%
PIMCO CommodityRealReturn Strategy Fund® (b)(c)		469,676		4,551
PIMCO Developing Local Markets Fund (b)(c)		1,132,554		12,322
PIMCO Emerging Local Bond Fund (b)(c)		4,909,812		52,633
PIMCO Emerging Markets and Infrastructure Bond Fund (b)(c)		5,059,610		57,680
PIMCO Emerging Markets Bond Fund (b)(c)		2,001,194		22,193
PIMCO EqS Emerging Markets Fund (b)(c)		1,434,109		14,872
PIMCO EqS Pathfinder FundTM (b)(c)		9,042,352		95,487
PIMCO Global Advantage Strategy Bond Fund (b)(c)		7,666,845		86,482
PIMCO Global Bond Fund (Unhedged) (b)(c)		1,651,357		16,183
PIMCO Investment Grade Corporate Bond Fund (b)(c)		4,354,155		46,024
PIMCO RealEstateRealReturn Strategy Fund (b)(c)		551,735		2,626
PIMCO StocksPLUS® Fund (b)(c)		20,144,230		179,888
PIMCO Total Return Fund (b)(c)		3,702,831		40,287
PIMCO Unconstrained Bond Fund (b)(c)		3,624,744		40,488

Total Mutual Funds (Cost $646,189)				671,716

EXCHANGE-TRADED FUNDS 22.3%
iShares MSCI EAFE Index Fund		1,487,287		89,371
PIMCO Investment Grade
Corporate Bond Index Fund (b)(c)		105,527		10,368
SPDR Gold Trust		242,792		33,947
Vanguard Emerging Markets ETF		2,605,407		127,457

Total Exchange-Traded Funds (Cost $241,791)				261,143

		PRINCIPAL AMOUNT (000s	)
SHORT-TERM INSTRUMENTS 12.1%
COMMERCIAL PAPER 0.1%
BMW U.S. Capital LLC
0.470% due 04/26/2011		$1,500		1,500

REPURCHASE AGREEMENTS 5.5%
Barclays Capital, Inc.
0.130% due 04/11/2011		12,200		12,200
(Dated 03/10/2011. Collateralized by Freddie Mac 4.375% due 07/17/2015 valued at $12,454. Repurchase proceeds are $12,200.)
Credit Suisse Securities (USA) LLC
0.100% due 04/01/2011		6,000		6,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $6,137. Repurchase proceeds are $6,000.)
0.140% due 04/01/2011		4,700		4,700
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2011 valued at $4,808. Repurchase proceeds are $4,700.)
Goldman Sachs & Co.
0.160% due 04/01/2011		15,200		15,200
(Dated 03/31/2011. Collateralized by Fannie Mae 4.500% due 04/01/2041 valued at $15,661. Repurchase proceeds are $15,200.)
Morgan Stanley & Co., Inc.
0.140% due 04/01/2011		25,000		25,000
(Dated 03/31/2011. Collateralized by U.S. Treasury Notes 1.250% due 09/30/2015 valued at $25,516. Repurchase proceeds are $25,000.)
State Street Bank and Trust Co.
0.010% due 04/01/2011		1,311		1,311
(Dated 03/31/2011. Collateralized by U.S. Treasury Bills 0.000% due 04/21/2011 valued at $1,350. Repurchase proceeds are $1,311.)

				64,411

U.S. TREASURY BILLS 1.5%
0.154% due 04/21/2011 - 09/15/2011 (a)(d)(e)		17,749		17,740

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 5.0%
		5,818,470		58,289

Total Short-Term Instruments (Cost $141,940)				141,940

PURCHASED OPTIONS (g) 0.7%
(Cost $9,382)				7,357
Total Investments 98.8% (Cost $1,110,341)				$1,155,277
Written Options (h) (0.1%) (Premiums $723)				(1,061)
Other Assets and Liabilities (Net) 1.3%				15,661

Net Assets 100.0%				$1,169,877

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $1,096 have been pledged as collateral as of March 31, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $6,256 and cash of $37 have been pledged as collateral for the following open futures contracts on March 31, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2011	101	$21
90-Day Eurodollar March Futures	Long	03/2012	525	323
90-Day Eurodollar September Futures	Long	09/2011	565	92
E-mini S&P 500 Index June Futures	Long	06/2011	698	799
WTI Crude Oil May Futures	Long	04/2011	322	1,180

				$2,415

(f)	Swap agreements outstanding on March 31, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.739%	$2,000	$55	$116	$(61)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.234%	1,000	(8)	14	(22)

							$47	$130	$(83)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2011 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.475%	$1,000	$6	$(2)	$8
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.173%	100	0	(7)	7
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.655%	600	107	9	98
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.173%	700	17	(10)	27
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.655%	200	36	(7)	43
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.173%	200	1	(15)	16
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.346%	3,700	7	9	(2)
China Government International Bond	BCLY	1.000%	06/20/2011	0.184%	1,700	3	9	(6)

						$177	$(14)	$191

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$49,480	$(605)	$(215)	$(390)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	18,100	(221)	(202)	(19)

CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%)	12/20/2017	1,470	(18)	(32)	14
CMBX.NA.AAA.3 Index	CSFB	(0.080%)	12/13/2049	9,500	449	444	5
CMBX.NA.AAA.4 Index	BOA	(0.350%)	02/17/2051	2,650	123	132	(9)
CMBX.NA.AAA.4 Index	CSFB	(0.350%)	02/17/2051	2,650	124	123	1

					$(148)	$250	$(398)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$529	$163	$366
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		30,000	31	(9)	40
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		8,400	22	39	(17)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		11,300	(55)	9	(64)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		7,600	(38)	5	(43)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		10,600	8	62	(54)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MSC		$7,900	96	244	(148)

							$593	$513	$80

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	ICE Brent Crude December Futures	$115.200	11/14/2011	MSC	11	$3	$0	$3
Pay	ICE Brent Crude December Futures	(110.950)	11/14/2012	MSC	11	(1)	0	(1)
Pay	NYMEX WTI Crude December Futures	(108.000)	11/17/2011	MSC	11	(4)	0	(4)
Receive	NYMEX WTI Crude December Futures	104.750	11/15/2012	MSC	11	4	0	4
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	110	634	0	634

						$636	$0	$636

Total Return Swaps on Indices and Securities

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSF3T Index	7,018	3-Month USD-LIBOR plus a specified spread	$4,970	04/27/2011	BCLY	$90
Receive	DJUBSYTR Index	253	3-Month USD-LIBOR plus a specified spread	106	04/27/2011	DUB	4
Pay	DJUBWHTR Index	1,848	3-Month USD-LIBOR plus a specified spread	84	04/27/2011	DUB	(3)
Receive	ENHGD84T Index	31,135	3-Month USD-LIBOR plus a specified spread	13,230	04/27/2011	GSC	236
Receive (7)	Sberbank of Russia	591,855	0.650%	1,935	12/13/2011	GSC	288
Receive	DJUBSF3T Index	1,906	3-Month USD-LIBOR plus a specified spread	1,350	04/27/2011	JPM	24
Receive	MOTT3001 Index	18,252	3-Month USD-LIBOR plus a specified spread	6,590	04/27/2011	MSC	119
Receive	MOTT3002 Index	7,425	3-Month USD-LIBOR plus a specified spread	2,630	04/27/2011	MSC	47
Receive	MOTT3007 Index	2,659	3-Month USD-LIBOR plus a specified spread	940	04/27/2011	MSC	17

							$822

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn July Futures	$0.158	06/24/2011	DUB	$120	$(2)	$0	$(2)
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	100	6	0	6
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	200	10	0	10
Pay	London Gold Market Fixing Ltd. PM	0.041	09/29/2011	JPM	190	0	0	0
Pay	NYMEX WTI Crude May Futures	0.172	04/14/2011	DUB	40	4	0	4
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	100	5	0	5

						$23	$0	$23

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on March 31, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index June Futures	$1,100.000	06/18/2011	1,336	$1,789	$655

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$216
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	97	93
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	58
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	82
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	134,400	5,011	4,757

							$5,419	$5,206

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD		$0.979	04/18/2011	AUD	7,600	$37	$2
Call - OTC EUR versus USD		1.425	04/18/2011	EUR	5,500	35	53
Put - OTC EUR versus USD		1.000	05/04/2011		4,000	44	0
Put - OTC EUR versus USD		1.000	05/04/2011		8,500	61	0
Put - OTC EUR versus USD		1.000	05/22/2015		22,700	1,124	662
Put - OTC EUR versus USD		1.000	05/22/2015		25,000	787	730
Call - OTC USD versus CAD	CAD	0.993	04/18/2011		$5,100	17	7
Put - OTC USD versus CHF	CHF	0.909	04/18/2011		5,100	25	27
Call - OTC USD versus NOK	NOK	5.769	04/18/2011		2,600	15	3
Call - OTC USD versus SEK	SEK	6.495	04/18/2011		5,100	29	12

						$2,174	$1,496

(h)	Written options outstanding on March 31, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,500	$10	$(22)
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	4	(7)
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,400	20	(50)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,700	17	(39)
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,000	215	(394)
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	12	(34)
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,200	20	(28)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,800	38	(49)
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	(13)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,400	35	(53)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	10	(13)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	43	(55)
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,100	30	(48)

							$463	$(805)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	0.950%	06/15/2011	$27,200	$90	$(72)
Put - OTC CDX.IG-16 5-Year Index	MSC	Sell	1.300%	09/21/2011	1,700	7	(7)

						$97	$(79)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD		$1.027	04/18/2011	AUD	7,600	$32	$(101)
Put - OTC EUR versus CHF	CHF	1.280	06/29/2011	EUR	675	13	(13)
Put - OTC EUR versus USD		$1.364	04/18/2011		5,500	38	(5)
Put - OTC USD versus CAD	CAD	0.961	04/18/2011		$5,100	16	(15)
Call - OTC USD versus CHF	CHF	0.950	04/18/2011		5,100	25	(3)
Put - OTC USD versus NOK	NOK	5.507	04/18/2011		2,600	13	(23)
Put - OTC USD versus SEK	SEK	6.192	04/18/2011		5,100	26	(17)
						$ 163	$ (177)

(i)	Foreign currency contracts outstanding on March 31, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,800	04/2011	MSC	$106	$0	$106
Buy		3,800	04/2011	UBS	106	0	106
Buy		13,384	04/2011	WBC	718	0	718
Sell	BRL	46,752	05/2011	HSBC	0	(1,022)	(1,022)
Buy	CAD	2,486	04/2011	CITI	14	0	14
Buy		2,486	04/2011	MSC	14	0	14
Sell		2,435	06/2011	BNP	0	(16)	(16)
Sell	CHF	2,370	04/2011	CSFB	0	(30)	(30)
Sell		2,370	04/2011	UBS	0	(30)	(30)
Buy		7,500	05/2011	BNP	184	0	184
Buy	CNY	7,974	09/2011	BOA	30	0	30
Buy		9,960	09/2011	CITI	36	0	36
Sell		9,400	09/2011	DUB	8	0	8
Buy		19,890	09/2011	UBS	67	0	67
Buy		20,528	11/2011	DUB	76	0	76
Buy		200	11/2011	JPM	0	0	0
Sell		30,402	02/2012	JPM	0	(49)	(49)
Buy		9,400	09/2015	DUB	13	0	13
Buy	EUR	5,728	04/2011	CITI	351	0	351
Sell		3,350	04/2011	CSFB	0	(60)	(60)
Sell		2,750	04/2011	RBS	0	(57)	(57)
Buy		5,128	04/2011	UBS	352	0	352
Buy	GBP	4,624	06/2011	BOA	0	(13)	(13)
Buy		6,936	06/2011	CITI	0	(8)	(8)
Buy		6,935	06/2011	CSFB	0	(11)	(11)
Sell	HUF	246,689	07/2011	DUB	0	(164)	(164)
Sell	IDR	12,635,000	04/2011	BCLY	0	(107)	(107)
Sell	INR	273,060	05/2011	BCLY	0	(103)	(103)
Sell		105,106	08/2011	HSBC	0	(49)	(49)
Sell	JPY	726,429	04/2011	DUB	461	0	461
Sell		142,628	04/2011	HSBC	2	0	2
Sell		439,239	04/2011	RBC	146	0	146
Buy		1,842,991	04/2011	RBS	26	0	26
Sell	KRW	4,425,857	05/2011	JPM	0	(207)	(207)
Sell	MXN	64,865	07/2011	CITI	0	(135)	(135)
Sell	MYR	9,807	08/2011	CITI	0	(61)	(61)
Buy	NOK	14,630	04/2011	UBS	43	0	43
Buy		25,215	05/2011	BCLY	60	0	60
Sell	PLN	17,165	08/2011	UBS	0	(41)	(41)
Buy	SEK	16,145	04/2011	BCLY	6	0	6
Buy		16,145	04/2011	RBS	6	0	6
Buy		10,507	05/2011	BNP	33	0	33
Sell	TRY	3,274	07/2011	JPM	0	(20)	(20)
Buy	TWD	90,880	04/2011	CITI	9	0	9
Sell		90,880	04/2011	CITI	0	(8)	(8)
Buy		90,880	04/2011	DUB	8	0	8
Sell		90,880	04/2011	DUB	0	(26)	(26)
Sell		90,880	01/2012	CITI	0	(10)	(10)
Sell	ZAR	49,679	07/2011	JPM	0	(165)	(165)
					$2,875	$(2,392)	$483

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,484	$0	$26,484
Industrials	0	3,593	0	3,593
Utilities	0	1,884	0	1,884
U.S. Treasury Obligations	0	1,098	0	1,098
Sovereign Issues	0	40,062	0	40,062
Mutual Funds	671,716	0	0	671,716
Exchange-Traded Funds	261,143	0	0	261,143
Short-Term Instruments
Commercial Paper	0	1,500	0	1,500
Repurchase Agreements	0	64,411	0	64,411
U.S. Treasury Bills	0	17,740	0	17,740
PIMCO Short-Term Floating NAV Portfolio	58,289	0	0	58,289
Purchased Options
Equity Contracts	655	0	0	655
Foreign Exchange Contracts	0	1,496	0	1,496
Interest Rate Contracts	0	5,206	0	5,206
	$991,803	$163,474	$0	$1,155,277

Financial Derivative Instruments (7) - Assets
Commodity Contracts	1,180	1,203	0	2,383
Credit Contracts	0	219	0	219
Equity Contracts	799	288	0	1,087
Foreign Exchange Contracts	0	2,875	0	2,875
Interest Rate Contracts	436	406	0	842
	$2,415	$4,991	$0	$7,406

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(10)	0	(10)
Credit Contracts	0	(587)	0	(587)
Foreign Exchange Contracts	0	(2,570)	0	(2,570)
Interest Rate Contracts	0	(1,131)	0	(1,131)
	$0	$(4,298)	$0	$(4,298)

Totals	$994,218	$164,167	$0	$1,158,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2011 (9)
Investments, at value
Purchased Options
Commodity Contracts	$11	$0	$(15)	$0	$4	$0	$0	$0	$0	$0

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(14)	$30	$0	$0	$(7)	$(9)	$0	$0	$0	$0

Totals	$(3)	$30	$(15)	$0	$(3)	$(9)	$0	$0	$0	$0

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended March 31, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

The PIMCO Cayman Commodity Portfolio I, and II (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with the Commodity Portfolio’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2011 of each Subsidiary to its Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO CommodityRealReturn® Strategy Portfolio (the “CRRS Portfolio”)	PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”)	July 21, 2006	August 1, 2006	$791,000	$200,000	25.2%
PIMCO Global Multi-Asset Portfolio (the “GMA Portfolio”)	PIMCO Cayman Commodity Portfolio II Ltd. (the ‘GMA Subsidiary”)	November 21, 2008	January 14, 2009	1,170,000	62,000	5.3

2. Federal Income Tax Matters

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS and GMA Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Portfolios as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Portfolios as income for Federal income tax purposes.

As of March 31, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$78,911	$(2,827)	$76,084
Emerging Markets Bond Portfolio	19,180	(960)	18,220
Foreign Bond Portfolio (Unhedged)	1,042	(178)	864
Foreign Bond Portfolio (U.S. Dollar-Hedged)	2,569	(1,763)	806
Global Bond Portfolio (Unhedged)	26,535	(7,205)	19,330
High Yield Portfolio	54,091	(7,336)	46,755
Long-Term U.S. Government Portfolio	2,619	(3,365)	(746)
Low Duration Portfolio	25,818	(16,657)	9,161
Real Return Portfolio	58,840	(15,742)	43,098
Short-Term Portfolio	322	(207)	115
Total Return Portfolio	237,130	(50,870)	186,260
CommodityRealReturn® Strategy Portfolio	14,541	(2,801)	11,740
Global Multi-Asset Portfolio	49,314	(4,378)	44,936

3. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	TDM	TD Securities LLC
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	CVICSTR3	Dow Jones-UBS Customized Post Roll Index	MCDX	Municipal Bond Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FDIC	Federal Deposit Insurance Corp.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
AID	Agency International Development	CLO	Collateralized Loan Obligation	SPDR	Standard & Poor’s Depository Receipts
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 25, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 25, 2011